UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4008

Fidelity Investment Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Aggressive International Fund

July 31, 2005

1.804818.101

IVF-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.6%
	Shares	Value
Australia - 0.5%
Computershare Ltd.	824,624	$ 3,845,575
Bermuda - 0.3%
GOME Electrical Appliances Holdings Ltd.	3,255,000	2,009,880
Brazil - 0.9%
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	563,300	6,787,765
Canada - 3.3%
Canadian Natural Resources Ltd.	301,100	12,542,247
EnCana Corp.	271,580	11,195,036
TOTAL CANADA		23,737,283
Cayman Islands - 0.8%
Foxconn International Holdings Ltd.	6,871,000	5,656,890
China - 1.8%
China Techfaith Wireless Communication Technology Ltd. sponsored ADR	217,000	4,053,560
Global Bio-Chem Technology Group Co. Ltd.	10,298,000	5,166,487
Weichai Power Co. Ltd. (H Shares)	1,523,000	3,673,491
TOTAL CHINA		12,893,538
Denmark - 1.3%
GN Store Nordic AS	870,400	9,690,760
Finland - 1.3%
Nokia Corp. sponsored ADR	584,100	9,316,395
France - 9.2%
Pernod-Ricard	48,800	8,171,377
Renault SA	150,900	13,832,249
Societe Generale Series A	90,299	9,881,250
Technip-Coflexip SA	163,600	8,751,864
Thomson SA	216,700	4,913,402
Total SA Series B	83,993	20,998,250
TOTAL FRANCE		66,548,392
Germany - 2.1%
Allianz AG (Reg.)	122,100	15,543,330
Hong Kong - 1.9%
Li & Fung Ltd.	2,942,000	6,225,674
Techtronic Industries Co. Ltd.	2,980,000	7,398,631
TOTAL HONG KONG		13,624,305
India - 4.9%
Bank of Baroda	698,162	4,228,991
Infrastructure Development Finance Co. Ltd. (a)	122,052	95,529
Satyam Computer Services Ltd.	770,552	9,255,848
State Bank of India	1,041,174	22,048,010
TOTAL INDIA		35,628,378
Ireland - 1.0%
Ryanair Holdings PLC sponsored ADR (a)	152,300	7,129,163

	Shares	Value
Italy - 2.3%
ENI Spa	406,700	$ 11,501,476
Unicredito Italiano Spa	916,500	4,856,190
TOTAL ITALY		16,357,666
Japan - 15.0%
Advantest Corp.	99,600	7,971,898
Aiful Corp.	90,500	6,527,236
Canon, Inc.	188,000	9,243,960
Credit Saison Co. Ltd.	163,700	5,459,336
Hoya Corp.	150,000	18,489,040
Mitsui & Co. Ltd.	771,000	7,432,647
Nitto Denko Corp.	182,700	10,041,229
Sega Sammy Holdings, Inc.	160,400	9,914,003
Sumitomo Mitsui Financial Group, Inc.	2,577	16,982,143
Toyota Motor Corp.	237,300	9,000,789
Yahoo! Japan Corp.	3,323	7,151,639
TOTAL JAPAN		108,213,920
Korea (South) - 0.5%
Shinhan Financial Group Co. Ltd.	121,150	3,687,896
Mexico - 0.8%
Grupo Mexico SA de CV Series B	3,325,090	5,686,168
Netherlands - 7.2%
ASML Holding NV (NY Shares) (a)	1,675,900	29,495,839
ING Groep NV (Certificaten Van Aandelen)	362,200	10,952,928
QIAGEN NV (a)	873,040	11,593,971
TOTAL NETHERLANDS		52,042,738
Norway - 1.1%
DnB NOR ASA	739,200	7,745,025
Philippines - 1.4%
Philippine Long Distance Telephone Co.	358,900	10,385,762
Singapore - 0.5%
STATS ChipPAC Ltd. sponsored ADR (a)	488,000	3,342,800
South Africa - 2.2%
Edgars Consolidated Stores Ltd.	1,265,270	6,139,845
JD Group Ltd.	867,973	9,730,994
TOTAL SOUTH AFRICA		15,870,839
Spain - 1.1%
Telefonica SA	489,708	8,235,256
Switzerland - 11.1%
Credit Suisse Group (Reg.)	472,239	19,786,814
Novartis AG (Reg.)	148,050	7,211,516
Roche Holding AG (participation certificate)	100,075	13,607,932
The Swatch Group AG (Reg.)	500,631	14,784,438
UBS AG (Reg.)	301,320	24,696,187
TOTAL SWITZERLAND		80,086,887
Common Stocks - continued
	Shares	Value
Taiwan - 7.1%
AU Optronics Corp. sponsored ADR	578,850	$ 9,180,561
Optimax Technology Corp.	5,063,417	10,184,030
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,604,797	22,375,206
United Microelectronics Corp.	9,293,000	6,575,373
United Microelectronics Corp. sponsored ADR	770,800	2,967,580
TOTAL TAIWAN		51,282,750
United Kingdom - 9.1%
ARM Holdings PLC	1,623,400	3,395,316
BAE Systems PLC	2,728,000	14,767,357
BP PLC	1,138,700	12,502,926
British Airways PLC (a)	1,171,000	5,716,348
Carnival PLC	190,700	10,231,055
Prudential PLC	954,600	9,001,168
Reuters Group PLC	596,900	4,057,323
Royal Dutch Shell PLC Class A	202,600	6,207,664
TOTAL UNITED KINGDOM		65,879,157
United States of America - 1.9%
NTL, Inc. (a)	110,505	7,362,948
Telewest Global, Inc. (a)	293,600	6,559,024
TOTAL UNITED STATES OF AMERICA		13,921,972
TOTAL COMMON STOCKS (Cost $578,922,330)		655,150,490
Money Market Funds - 7.8%

Fidelity Cash Central Fund, 3.31% (b)	42,723,246	42,723,246
Fidelity Securities Lending Cash Central Fund, 3.32% (b)(c)	13,393,350	13,393,350
TOTAL MONEY MARKET FUNDS (Cost $56,116,596)		56,116,596
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $635,038,926)		711,267,086
NET OTHER ASSETS - 1.6%		11,842,640
NET ASSETS - 100%		$ 723,109,726
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $636,003,244. Net unrealized appreciation aggregated $75,263,842, of which $88,762,219 related to appreciated investment securities and $13,498,377 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Canada Fund

July 31, 2005

1.804819.101

CAN-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
CONSUMER DISCRETIONARY - 11.9%
Hotels, Restaurants & Leisure - 1.2%
Great Canadian Gaming Corp. (a)	900,000	$ 15,017,765
Leisure Equipment & Products - 0.1%
Mega Bloks, Inc. (a)	34,500	719,390
Mega Bloks, Inc. rights (a)(d)	48,100	874,117
		1,593,507
Media - 8.5%
Aeroplan Income Fund	162,000	1,672,463
Aeroplan Income Fund (a)(c)	31,800	328,298
Alliance Atlantis Communications, Inc. Class B (non-vtg.) (a)	375,000	9,540,777
Astral Media, Inc. Class A (non-vtg.)	270,000	6,948,748
Chum Ltd. Class B (non-vtg.)	140,400	3,841,549
Corus Entertainment, Inc. Class B (non-vtg.)	220,000	5,599,053
Quebecor, Inc. Class B (sub. vtg.)	395,000	9,994,773
Rogers Communications, Inc. Class B (non-vtg.)	1,230,000	45,458,815
Thomson Corp.	140,000	4,897,456
Yellow Pages Income Fund	1,380,300	17,665,946
		105,947,878
Multiline Retail - 0.8%
Canadian Tire Corp. Ltd. Class A (non-vtg.)	210,000	10,009,883
Specialty Retail - 0.7%
RONA, Inc. (a)	465,000	9,247,968
Textiles, Apparel & Luxury Goods - 0.6%
Gildan Activewear, Inc. Class A (sub. vtg.) (a)	240,300	7,050,402
TOTAL CONSUMER DISCRETIONARY		148,867,403
CONSUMER STAPLES - 4.6%
Food & Staples Retailing - 4.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.) (a)	970,000	16,795,851
Jean Coutu Group, Inc. Class A (sub. vtg.)	724,500	10,828,889
Loblaw Companies Ltd.	220,000	12,340,916
Shoppers Drug Mart Corp.	540,000	18,083,064
		58,048,720
ENERGY - 21.7%
Energy Equipment & Services - 3.1%
CCS Income Trust	350,000	9,147,711
CHC Helicopter Corp. Class A (sub. vtg.)	450,000	9,519,337
Pason Systems, Inc.	175,000	3,444,685
Precision Drilling Corp. (a)	400,000	16,929,799
		39,041,532
Oil, Gas & Consumable Fuels - 18.6%
Cameco Corp.	405,000	19,016,989

	Shares	Value
Canadian Natural Resources Ltd.	1,013,300	$ 42,208,764
EnCana Corp.	1,500,532	61,854,735
First Calgary Petroleum Ltd. (a)	465,000	2,977,580
Husky Energy, Inc.	75,000	3,239,270
Imperial Oil Ltd.	295,200	25,183,681
OPTI Canada, Inc. (a)	200,000	4,835,219
Penn West Energy Trust	480,000	12,153,388
Petro-Canada	260,000	18,693,838
PetroKazakhstan, Inc. (c)	7,000	295,871
Quicksilver Resources, Inc. (a)	90,000	3,812,400
Talisman Energy, Inc.	595,000	26,091,845
TransCanada Corp.	445,000	12,208,560
		232,572,140
TOTAL ENERGY		271,613,672
FINANCIALS - 29.3%
Capital Markets - 0.3%
Addenda Capital, Inc.	165,000	3,867,767
Commercial Banks - 17.4%
Bank of Montreal, Quebec	465,000	23,205,374
Bank of Nova Scotia	450,500	15,361,927
Canadian Imperial Bank of Commerce	840,000	54,893,127
National Bank of Canada	350,000	16,380,120
Royal Bank of Canada	775,300	49,012,309
Toronto-Dominion Bank	1,300,800	59,390,468
		218,243,325
Diversified Financial Services - 3.2%
Brascan Corp. Class A (ltd. vtg.)	445,000	16,591,865
Power Corp. of Canada (sub. vtg.)	685,000	18,434,884
TSX Group, Inc.	160,000	4,897,946
		39,924,695
Insurance - 8.4%
Industrial Alliance Life Insurance Co.	500,000	12,010,455
ING Canada, Inc.	945,000	27,438,845
ING Canada, Inc. (c)	31,000	900,110
Manulife Financial Corp.	890,000	44,669,008
Sun Life Financial, Inc.	550,601	19,814,171
		104,832,589
TOTAL FINANCIALS		366,868,376
HEALTH CARE - 0.3%
Biotechnology - 0.3%
Angiotech Pharmaceuticals, Inc. (a)	264,500	3,581,827
INDUSTRIALS - 9.2%
Aerospace & Defense - 0.6%
CAE, Inc.	1,279,100	7,313,023
Airlines - 1.7%
ACE Aviation Holdings, Inc. Class A (a)	525,400	16,375,435
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
Transat A.T., Inc. Class A (a)	145,900	$ 2,713,393
WestJet Airlines Ltd. (a)	207,500	2,220,158
		21,308,986
Commercial Services & Supplies - 0.1%
Garda World Security Corp. (a)	150,000	1,362,356
Construction & Engineering - 1.3%
SNC-Lavalin Group, Inc.	282,000	16,203,455
Electrical Equipment - 0.1%
Hydrogenics Corp. (a)	250,000	890,268
Road & Rail - 4.7%
Canadian National Railway Co.	555,050	36,788,751
Canadian Pacific Railway Ltd.	385,000	14,936,497
Mullen Group Income Fund	90,000	1,709,070
TransForce Income Fund	335,000	4,706,171
		58,140,489
Trading Companies & Distributors - 0.7%
Finning International, Inc.	290,700	9,017,671
Russel Metals, Inc. (c)	25,000	328,555
		9,346,226
TOTAL INDUSTRIALS		114,564,803
INFORMATION TECHNOLOGY - 4.9%
Communications Equipment - 2.3%
Research In Motion Ltd. (a)	410,900	29,056,824
Internet Software & Services - 0.1%
Emergis, Inc.	650,000	1,698,861
IT Services - 0.8%
Affiliated Computer Services, Inc. Class A (a)	22,000	1,099,340
CGI Group, Inc. Class A (sub. vtg.) (a)	1,500,000	9,004,778
		10,104,118
Semiconductors & Semiconductor Equipment - 0.2%
Tundra Semiconductor Corp. Ltd. (a)	161,000	1,952,750
Tundra Semiconductor Corp. Ltd. (a)(c)	4,300	52,154
		2,004,904
Software - 1.5%
Cognos, Inc. (a)	275,000	10,713,848
MacDonald Dettwiler & Associates Ltd. (a)	56,300	1,540,450
NAVTEQ Corp.	90,300	3,970,491
Workbrain Corp. (a)	156,100	2,071,814
		18,296,603
TOTAL INFORMATION TECHNOLOGY		61,161,310
MATERIALS - 8.1%
Chemicals - 1.7%
Potash Corp. of Saskatchewan	200,000	21,283,130

	Shares	Value
Metals & Mining - 6.1%
Aber Diamond Corp.	130,000	$ 4,034,794
Alcan, Inc.	480,000	16,230,653
Eldorado Gold Corp. (a)	1,952,000	5,277,184
Falconbridge Ltd.	350,708	7,232,717
Gabriel Resources Ltd. (a)	1,000,000	1,380,324
Gabriel Resources Ltd. (a)(c)	60,000	82,819
Goldcorp, Inc.	1,190,975	19,357,539
IPSCO, Inc.	30,000	1,615,714
Kinross Gold Corp. (a)	345,000	1,904,847
Teck Cominco Ltd. Class B (sub. vtg.)	487,500	18,642,341
		75,758,932
Paper & Forest Products - 0.3%
Canfor Corp. (a)	185,000	2,160,738
Cascades, Inc.	185,000	1,736,146
		3,896,884
TOTAL MATERIALS		100,938,946
TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 4.5%
BCE, Inc.	885,000	21,431,984
TELUS Corp. (non-vtg.)	1,000,000	34,940,989
		56,372,973
UTILITIES - 0.9%
Electric Utilities - 0.9%
Fortis, Inc.	170,000	11,439,784
TOTAL COMMON STOCKS (Cost $958,323,156)		1,193,457,814
Government Obligations - 2.7%
		Principal Amount
Canadian Government Treasury Bills 2.4295% to 2.4518% 8/11/05 to 9/22/05 (Cost $32,674,244)	CAD	40,800,000	33,238,773
Money Market Funds - 2.6%
Fidelity Cash Central Fund, 3.31% (b) (Cost $32,696,444)		$ 32,696,444	32,696,444
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,023,693,844)		1,259,393,031
NET OTHER ASSETS - (0.7)%			(8,589,322)
NET ASSETS - 100%			$ 1,250,803,709
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,987,807 or 0.2% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $874,117 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Mega Bloks, Inc. rights	6/29/05	$ 871,129
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,026,277,179. Net unrealized appreciation aggregated $233,115,852, of which $249,580,804 related to appreciated investment securities and $16,464,952 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® China Region Fund

July 31, 2005

1.804836.101

HKC-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
CONSUMER DISCRETIONARY - 14.5%
Auto Components - 0.8%
Tong Yang Industry Co. Ltd.	2,382,736	$ 3,327,008
Automobiles - 1.7%
Hyundai Motor Co.	78,270	5,438,288
Kia Motors Corp.	79,470	1,219,271
		6,657,559
Distributors - 3.2%
Integrated Distribution Services Group Ltd. (IDS)	494,000	384,468
Li & Fung Ltd.	5,974,000	12,641,800
		13,026,268
Hotels, Restaurants & Leisure - 3.5%
Cafe de Coral Holdings Ltd.	4,136,000	4,708,706
Hong Kong & Shanghai Hotels Ltd.	2,575,996	3,015,535
Mandarin Oriental International Ltd.	1,235,000	1,216,475
Regal Hotel International Holdings Ltd.	1,930,000	196,138
Shangri-La Asia Ltd.	2,832,000	4,991,047
		14,127,901
Household Durables - 0.7%
Basso Industry Corp. Ltd.	429,420	1,003,821
Merry Electronics Co. Ltd.	371,988	948,937
Skyworth Digital Holdings Ltd.	4,622,275	689,750
		2,642,508
Leisure Equipment & Products - 0.9%
Asia Optical Co., Inc.	460,790	3,282,062
Li Ning Co. Ltd.	1,192,000	506,020
		3,788,082
Media - 0.4%
Hong Kong Economic Time Holdings Ltd.	206,000	45,050
Television Broadcasts Ltd.	232,000	1,395,235
		1,440,285
Specialty Retail - 2.8%
Esprit Holdings Ltd.	1,454,000	10,848,513
GOME Electrical Appliances Holdings Ltd.	745,000	460,019
		11,308,532
Textiles, Apparel & Luxury Goods - 0.5%
Yue Yuen Industrial Holdings Ltd.	592,000	1,869,610
TOTAL CONSUMER DISCRETIONARY		58,187,753
CONSUMER STAPLES - 2.8%
Beverages - 0.2%
Dynasty Fine Wines Group Ltd.	2,366,000	875,045
Food & Staples Retailing - 2.5%
Convenience Retail Asia Ltd.	962,200	328,011
Dairy Farm International Holdings Ltd.	3,180,600	9,509,994
		9,838,005

	Shares	Value
Food Products - 0.1%
China Mengniu Dairy Co. Ltd.	520,000	$ 391,324
TOTAL CONSUMER STAPLES		11,104,374
ENERGY - 5.7%
Oil, Gas & Consumable Fuels - 5.7%
China Petroleum & Chemical Corp. (H Shares)	3,708,000	1,609,643
China Shenhua Energy Co. Ltd. (H Shares)	1,709,500	1,814,266
CNOOC Ltd.	5,045,500	3,522,264
Formosa Petrochemical Corp.	708,158	1,290,994
PetroChina Co. Ltd. (H Shares)	14,308,000	12,767,028
S-Oil Corp.	14,940	1,141,707
Yanzhou Coal Mining Co. Ltd. (H Shares)	1,191,600	973,379
		23,119,281
FINANCIALS - 34.1%
Commercial Banks - 18.9%
BOC Hong Kong Holdings Ltd.	2,710,000	5,473,269
Chinatrust Financial Holding Co. Ltd.	6,201,332	6,567,146
Hang Seng Bank Ltd.	441,300	6,102,674
HSBC Holdings PLC (Hong Kong) (Reg.)	2,364,852	38,305,873
Mega Financial Holding Co. Ltd.	1,479,000	995,436
Standard Chartered PLC:
(Hong Kong)	395,370	7,893,566
(United Kingdom)	201,111	3,923,435
Taishin Financial Holdings Co. Ltd.	2,191,087	1,567,518
Wing Hang Bank Ltd.	271,500	1,940,134
Wing Lung Bank Ltd.	378,000	3,068,308
		75,837,359
Diversified Financial Services - 3.5%
First Pacific Co. Ltd. (a)	14,488,000	5,218,483
Guoco Group Ltd.	86,366	899,924
Jardine Matheson Holdings Ltd.	439,600	8,044,680
		14,163,087
Insurance - 1.7%
AXA Asia Pacific Holdings Ltd.	451,550	1,528,051
Cathay Financial Holding Co. Ltd.	595,000	1,189,253
China Life Insurance Co. Ltd. (H Shares) (a)	5,732,000	4,239,863
		6,957,167
Real Estate - 10.0%
Cheung Kong Holdings Ltd.	1,787,000	19,275,490
Fortune (REIT)	1,179,000	1,008,587
Henderson Land Development Co. Ltd.	355,000	1,794,728
Hong Kong Land Holdings Ltd.	593,000	1,933,180
Hysan Development Co. Ltd.	1,362,000	3,206,314
Shun Tak Holdings Ltd.	1,397,000	1,248,990
Sun Hung Kai Properties Ltd.	874,021	9,011,627
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate - continued
Swire Pacific Ltd. (A Shares)	52,000	$ 497,016
Wharf Holdings Ltd.	556,685	2,091,078
		40,067,010
TOTAL FINANCIALS		137,024,623
INDUSTRIALS - 7.7%
Electrical Equipment - 0.3%
Cheng Uei Precision Industries Co. Ltd.	409,100	1,234,874
Industrial Conglomerates - 3.9%
Hutchison Whampoa Ltd.	1,624,500	15,871,768
Machinery - 0.9%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	27,560	522,490
Kinik Co.	491,000	1,448,196
Weichai Power Co. Ltd. (H Shares)	653,000	1,575,042
		3,545,728
Transportation Infrastructure - 2.6%
Cosco Pacific Ltd.	2,560,000	5,038,592
Hopewell Holdings Ltd.	1,123,000	2,910,936
Jiangsu Expressway Co. Ltd. (H Shares)	4,364,000	2,315,722
		10,265,250
TOTAL INDUSTRIALS		30,917,620
INFORMATION TECHNOLOGY - 20.2%
Communications Equipment - 0.7%
Foxconn International Holdings Ltd.	2,358,000	1,941,340
ZTE Corp. (H Shares)	376,600	1,080,346
		3,021,686
Computers & Peripherals - 4.0%
Acer, Inc.	1,820,000	3,466,395
ASUSTeK Computer, Inc.	2,577,410	7,165,313
High Tech Computer Corp.	378,200	5,476,602
		16,108,310
Electronic Equipment & Instruments - 5.9%
AU Optronics Corp.	3,154,733	4,924,630
Hon Hai Precision Industries Co. Ltd.	2,039,655	11,455,860
Kingboard Chemical Holdings Ltd.	2,522,800	7,204,662
		23,585,152
Semiconductors & Semiconductor Equipment - 9.6%
Advanced Semiconductor Engineering, Inc.	4,253,000	3,336,210
Siliconware Precision Industries Co. Ltd.	3,840,218	3,952,280
Solomon Systech Ltd.	14,048,000	4,472,677
Sunplus Technology Co. Ltd.	500	671

	Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd.	10,074,714	$ 16,817,533
Topco Scientific Co. Ltd.	207,000	640,420
United Microelectronics Corp.	13,034,000	9,222,363
		38,442,154
TOTAL INFORMATION TECHNOLOGY		81,157,302
MATERIALS - 1.4%
Chemicals - 0.9%
Formosa Chemicals & Fibre Corp.	2,249,500	3,536,239
Metals & Mining - 0.5%
China Steel Corp.	2,404,442	2,014,390
TOTAL MATERIALS		5,550,629
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 1.3%
China Telecom Corp. Ltd. (H Shares)	7,576,000	2,912,972
PCCW Ltd.	3,537,400	2,389,028
		5,302,000
Wireless Telecommunication Services - 1.8%
China Mobile (Hong Kong) Ltd.	290,000	1,169,860
Far EasTone Telecommunications Co. Ltd.	4,863,685	5,982,317
		7,152,177
TOTAL TELECOMMUNICATION SERVICES		12,454,177
UTILITIES - 5.1%
Electric Utilities - 1.4%
Cheung Kong Infrastructure Holdings Ltd.	1,792,000	5,601,729
Gas Utilities - 3.7%
Hong Kong & China Gas Co. Ltd.	7,137,400	14,874,174
TOTAL UTILITIES		20,475,903
TOTAL COMMON STOCKS (Cost $306,396,529)		379,991,662
Money Market Funds - 4.3%
	Shares	Value
Fidelity Cash Central Fund, 3.31% (b) (Cost $17,231,004)	17,231,004	$ 17,231,004
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $323,627,533)		397,222,666
NET OTHER ASSETS - 1.1%		4,419,865
NET ASSETS - 100%		$ 401,642,531
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $324,219,682. Net unrealized appreciation aggregated $73,002,984, of which $77,579,681 related to appreciated investment securities and $4,576,697 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Diversified International Fund

July 31, 2005

1.804871.101

DIF-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Australia - 2.6%
AMP Ltd.	1,000,000	$ 5,132,799
Australia & New Zealand Banking Group Ltd.	4,500,000	73,108,319
Australian Gas Light Co.	2,118,164	22,962,923
BHP Billiton Ltd. sponsored ADR	2,300,000	68,126,000
Brambles Industries Ltd.	14,100,000	88,704,306
Computershare Ltd.	13,640,808	63,612,926
CSL Ltd.	6,500,000	171,638,376
Macquarie Bank Ltd.	2,000,000	95,388,300
Macquarie Capital Alliance Group (a)	12,499,900	19,872,404
QBE Insurance Group Ltd.	8,271,356	106,012,783
TOTAL AUSTRALIA		714,559,136
Austria - 0.5%
Bank Austria Creditanstalt AG	600,000	63,619,875
OMV AG	1,500,000	69,840,000
TOTAL AUSTRIA		133,459,875
Belgium - 0.4%
KBC Groupe SA	750,000	59,791,406
RHJ International	1,300,000	31,525,000
Umicore SA	350,000	30,979,375
TOTAL BELGIUM		122,295,781
Bermuda - 0.2%
ChipMOS TECHNOLOGIES Bermuda Ltd. (a)	1,000,000	6,960,000
Clear Media Ltd. (a)(d)	27,321,500	24,426,833
GOME Electrical Appliances Holdings Ltd.	27,990,000	17,283,112
Peace Mark Holdings Ltd.	31,040,000	7,946,074
TOTAL BERMUDA		56,616,019
Brazil - 0.2%
Companhia Vale do Rio Doce sponsored ADR	700,000	22,792,000
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	2,350,000	28,317,500
TOTAL BRAZIL		51,109,500
Canada - 6.1%
ACE Aviation Holdings, Inc. Class A (a)	1,000,000	31,167,558
Astral Media, Inc. Class A (non-vtg.)	1,000,000	25,736,105
Brascan Corp. Class A (ltd. vtg.)	1,952,100	72,784,224
Canadian National Railway Co.	900,000	59,652,060
Canadian Natural Resources Ltd.	2,600,000	108,302,364
Canadian Western Bank, Edmonton	400,000	10,150,692
EnCana Corp.	7,100,000	292,675,297
Fording Canadian Coal Trust	400,000	40,766,121
Goldcorp, Inc.	3,000,000	48,760,567
ITF Optical Technologies, Inc. Series A (f)	39,827	0
Jean Coutu Group, Inc. Class A (sub. vtg.)	4,350,000	65,018,173
Loblaw Companies Ltd.	500,000	28,047,535

	Shares	Value
Meridian Gold, Inc. (a)	525,000	$ 9,412,137
Metro, Inc. Class A (sub. vtg.)	700,000	17,717,973
National Bank of Canada	2,020,400	94,555,413
OZ Optics Ltd. unit (a)(f)	102,000	1,504,500
Petro-Canada	1,450,000	104,254,094
Power Corp. of Canada (sub. vtg.)	3,500,000	94,192,837
Precision Drilling Corp. (a)	3,350,000	141,787,071
Research In Motion Ltd. (a)	600,000	42,429,044
Rogers Communications, Inc. Class B (non-vtg.)	1,500,000	55,437,579
Sun Life Financial, Inc.	2,664,205	95,875,258
Talisman Energy, Inc.	3,200,000	140,325,887
TELUS Corp. (non-vtg.)	1,000,000	34,940,989
TimberWest Forest Corp.	4,696,400	61,718,525
TOTAL CANADA		1,677,212,003
Cayman Islands - 0.4%
Apex Silver Mines Ltd. (a)(d)	2,675,000	37,129,000
Focus Media Holding Ltd. ADR	180,500	3,480,040
Hutchison Telecommunications International Ltd. sponsored ADR	3,500,000	59,640,000
TOTAL CAYMAN ISLANDS		100,249,040
China - 0.5%
Beijing Media Corp. Ltd. (H Shares)	2,499,600	5,369,883
BYD Co. Ltd. (H Shares) (d)	10,000,000	20,582,484
Global Bio-Chem Technology Group Co. Ltd.	96,171,600	48,249,105
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	2,433,450	22,539
People's Food Holdings Ltd.	38,570,000	21,437,434
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares)	7,500,000	4,747,500
Sinopec Zhenhai Refining & Chemical Co. Ltd. (H Shares)	34,932,000	37,297,468
Weichai Power Co. Ltd. (H Shares)	4,356,000	10,506,715
Xinao Gas Holdings Ltd.	2,000,000	1,582,278
TOTAL CHINA		149,795,406
Denmark - 1.8%
Coloplast AS Series B	933,000	54,819,911
Danske Bank AS	4,256,750	132,839,659
GN Store Nordic AS	3,000,000	33,401,057
Novo Nordisk AS Series B	1,500,000	77,529,460
Novozymes AS Series B	1,793,280	91,522,133
TDC AS	1,762,177	79,194,139
Vestas Wind Systems AS (a)	1,500,000	27,549,777
TOTAL DENMARK		496,856,136
Finland - 1.1%
Metso Corp.	2,000,000	48,136,250
Neste Oil Oyj	761,300	21,166,138
Nokia Corp. sponsored ADR	14,000,000	223,300,000
TOTAL FINLAND		292,602,388
Common Stocks - continued
	Shares	Value
France - 9.6%
AXA SA sponsored ADR	3,300,000	$ 90,090,000
BNP Paribas SA	2,200,000	159,116,375
CNP Assurances	1,045,307	70,342,628
Dassault Aviation SA	36,265	24,492,021
Essilor International SA	1,000,000	72,689,375
Financiere Marc de Lacharriere SA (Fimalac)	1,000,000	55,981,125
Gaz de France	205,105	6,734,520
Hermes International SA	40,000	8,283,800
Ipsos SA (d)	473,328	52,168,437
JC Decaux SA (a)	1,000,000	23,328,500
L'Air Liquide SA	200,000	35,526,250
L'Oreal SA	2,000,000	157,867,500
Lagardere S.C.A. (Reg.)	2,300,000	166,070,063
Neopost SA	1,589,657	147,836,114
Pernod-Ricard	900,000	150,701,625
Renault SA	850,000	77,915,250
Sanofi-Aventis sponsored ADR	9,000,000	389,700,000
Thomson SA	3,000,000	68,021,250
Total SA sponsored ADR	4,000,000	500,000,000
Veolia Environnement	2,400,000	93,149,100
Vinci SA	2,100,000	170,089,500
Vivendi Universal SA sponsored ADR	3,400,000	108,052,000
TOTAL FRANCE		2,628,155,433
Germany - 6.3%
Adidas-Salomon AG	425,000	76,987,688
Allianz AG sponsored ADR	14,000,000	178,220,000
BASF AG	500,000	35,400,000
Bayer AG	4,400,000	156,992,000
Bayerische Hypo-und Vereinsbank AG (a)	2,500,000	65,778,125
Bijou Brigitte Modische Accessoires AG	50,000	10,315,344
Celesio AG	911,290	73,224,316
Continental AG	1,000,000	77,600,000
Deutsche Boerse AG	800,804	70,337,418
Deutsche Post AG	3,000,000	74,423,250
Deutsche Telekom AG sponsored ADR	4,000,000	79,120,000
E.ON AG	250,000	23,100,000
E.ON AG sponsored ADR	5,000,000	154,000,000
GFK AG	1,500,000	59,127,563
Hypo Real Estate Holding AG	1,100,000	44,680,625
K&S AG	923,484	57,945,735
Linde AG	700,000	49,252,963
Merck KGaA	500,000	44,523,000
Metro AG	1,162,357	58,460,164
MTU Aero Engines Holding AG	1,250,000	39,254,688
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	100,000	11,643,638
Premiere AG	1,000,000	34,204,625
RWE AG	1,500,000	100,504,125

	Shares	Value
SAP AG sponsored ADR	2,900,000	$ 124,178,000
SolarWorld AG	400,000	38,960,050
TOTAL GERMANY		1,738,233,317
Greece - 0.2%
Greek Organization of Football Prognostics SA	1,836,590	59,769,067
Hong Kong - 1.4%
Aeon Credit Service (Asia) Co. Ltd.	6,902,000	4,572,566
China Netcom Group Corp. Hong Kong Ltd. sponsored ADR	350,000	10,769,500
Cosco Pacific Ltd.	20,000,000	39,364,001
Li & Fung Ltd.	5,000,000	10,580,683
Melco International Development Ltd.	40,000,000	45,538,747
NWS Holdings Ltd.	1,000,000	1,550,118
Shun Tak Holdings Ltd.	34,550,000	30,889,485
Techtronic Industries Co. Ltd.	40,000,000	99,310,487
Television Broadcasts Ltd.	6,648,000	39,980,704
Wharf Holdings Ltd.	10,000,000	37,563,034
Yue Yuen Industrial Holdings Ltd.	22,354,447	70,598,137
TOTAL HONG KONG		390,717,462
India - 2.5%
ABB Ltd. India	537,182	18,053,841
Bajaj Auto Ltd.	1,100,000	36,694,521
Bharat Forge Ltd.	1,250,000	8,982,217
Bharti Televentures Ltd. (a)	256,836	1,720,163
HDFC Bank Ltd. sponsored ADR	475,000	24,130,000
Housing Development Finance Corp. Ltd.	4,929,483	105,057,905
Infosys Technologies Ltd.	2,489,416	129,998,061
Larsen & Toubro Ltd.	600,000	17,513,812
Ranbaxy Laboratories Ltd.	1,742,330	18,813,073
Reliance Industries Ltd.	3,973,571	64,337,274
Satyam Computer Services Ltd.	8,500,000	102,101,750
State Bank of India	7,179,405	152,031,835
TOTAL INDIA		679,434,452
Ireland - 2.0%
Allied Irish Banks PLC	6,816,503	147,611,372
C&C Group PLC	4,119,600	20,079,960
CRH PLC	4,289,383	121,440,475
DEPFA BANK PLC	3,144,493	50,708,880
IAWS Group PLC (Ireland)	3,916,027	57,073,156
Independent News & Media PLC (Ireland)	17,804,402	54,833,107
Ryanair Holdings PLC sponsored ADR (a)	2,200,000	102,982,000
TOTAL IRELAND		554,728,950
Italy - 2.0%
Autostrade Spa	1,100,000	27,742,000
Banca Intesa Spa	27,000,000	131,277,375
Banco Popolare di Verona e Novara	980,782	17,527,592
ENI Spa sponsored ADR	1,500,000	212,100,000
Mediaset Spa	5,000,000	60,867,500
Common Stocks - continued
	Shares	Value
Italy - continued
Telecom Italia Spa sponsored ADR	1,500,000	$ 48,945,000
Unicredito Italiano Spa	8,000,000	42,389,000
TOTAL ITALY		540,848,467
Japan - 11.6%
Asahi Glass Co. Ltd.	4,679,000	45,190,041
Canon, Inc. sponsored ADR	3,000,000	147,510,000
Chugai Pharmaceutical Co. Ltd.	472,300	7,993,125
Credit Saison Co. Ltd.	1,800,000	60,029,350
Daiwa Securities Group, Inc.	9,455,000	55,496,467
East Japan Railway Co.	18,530	90,965,008
Fanuc Ltd.	677,600	48,208,459
Hirose Electric Co. Ltd.	300,000	31,161,902
Honda Motor Co. Ltd.	2,254,700	116,207,242
Hoya Corp.	1,400,000	172,564,371
Ibiden Co. Ltd.	1,000,000	26,857,576
Keyence Corp.	350,000	83,978,837
Kose Corp.	330,000	11,474,944
Kuraray Co. Ltd.	3,000,000	26,893,149
Kuraya Sanseido, Inc.	2,000,000	25,541,377
Matsushita Electric Industrial Co. Ltd.	3,467,000	56,234,742
Millea Holdings, Inc.	3,469	45,374,522
Mitsubishi Electric Corp.	4,852,000	25,587,942
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	7,000	58,100,002
Mitsui & Co. Ltd.	3,000,000	28,920,807
Mitsui O.S.K. Lines Ltd.	6,085,000	39,017,165
Mizuho Financial Group, Inc.	28,500	128,502,828
Murata Manufacturing Co. Ltd.	1,900,000	91,920,498
Net One Systems Co. Ltd.	1,634	4,185,086
Nikko Cordial Corp.	16,000,000	68,584,644
Nintendo Co. Ltd.	327,000	34,315,444
Nippon Electric Glass Co. Ltd.	3,716,000	55,783,790
Nitto Denko Corp.	3,200,000	175,872,655
Nomura Holdings, Inc.	3,000,000	35,670,001
Nomura Research Institute Ltd.	205,000	19,890,169
OMC Card, Inc.	388,000	5,162,062
ORIX Corp.	1,291,100	190,831,809
Rakuten, Inc.	65,000	49,828,807
Rohm Co. Ltd.	984,500	89,304,997
Seiyu Ltd. (a)	8,922,000	16,107,128
SFCG Co. Ltd.	150,160	33,785,834
Sharp Corp.	3,100,000	46,922,497
Sony Corp.	3,000,000	97,530,003
Sumitomo Electric Industries Ltd.	1,000,000	11,214,372
Sumitomo Forestry Co. Ltd.	1,963,000	18,190,636
Sumitomo Mitsui Financial Group, Inc.	25,000	164,747,215
Sumitomo Rubber Industries Ltd.	1,500,000	15,087,377
T&D Holdings, Inc.	1,192,550	56,528,007
Takefuji Corp.	1,000,000	64,742,765
The Keiyo Bank Ltd.	1,000,000	5,024,679
TIS, Inc.	350,000	10,271,689

	Shares	Value
Tokuyama Corp.	2,000,000	$ 16,078,973
Tokyo Electron Ltd.	2,000,000	108,141,762
Toyota Motor Corp. sponsored ADR	3,250,000	246,545,000
UFJ Holdings, Inc. (a)	3,000	15,474,232
USS Co. Ltd.	90,330	6,041,012
Yahoo! Japan Corp.	40,000	86,086,534
Yamato Transport Co. Ltd.	2,000,000	26,590,779
TOTAL JAPAN		3,198,270,312
Korea (South) - 2.5%
AmorePacific Corp.	255,950	70,409,420
Cheil Communications, Inc.	75,000	14,658,465
CJ Home Shopping	100,000	9,039,387
Hana Bank	1,000,000	31,906,592
Hyundai Motor Co.	1,148,596	79,805,741
Kookmin Bank sponsored ADR	2,600,000	136,968,000
Korea Electric Power Corp. sponsored ADR	1,000,000	17,470,000
Korea Exchange Bank (a)	3,961,310	38,711,149
LG Household & Health Care Ltd.	400,000	19,192,817
LG.Philips LCD Co. Ltd. sponsored ADR	1,000,000	23,020,000
Samsung Electronics Co. Ltd.	225,000	124,230,491
Samsung SDI Co. Ltd.	100,000	9,967,756
Shinhan Financial Group Co. Ltd.	3,599,840	109,581,814
TOTAL KOREA (SOUTH)		684,961,632
Luxembourg - 0.1%
Tenaris SA sponsored ADR	400,000	37,548,000
Mexico - 0.8%
America Movil SA de CV Series L sponsored ADR	2,700,000	60,102,000
Cemex SA de CV sponsored ADR	1,000,000	47,160,000
Fomento Economico Mexicano SA de CV sponsored ADR	1,500,000	97,500,000
TOTAL MEXICO		204,762,000
Netherlands - 4.0%
ASML Holding NV (NY Shares) (a)	9,500,000	167,200,000
EADS NV	2,500,000	84,056,563
Fugro NV (Certificaten Van Aandelen) unit	2,123,600	57,522,484
ING Groep NV sponsored ADR	6,500,000	196,560,000
Koninklijke Numico NV (Certificaten Van Aandelen) (a)	3,413,357	144,026,599
Koninklijke Philips Electronics NV (NY Shares)	2,000,000	54,240,000
OPG Groep NV (A Shares)(Certificaten Van Aandelen) unit	523,600	40,631,360
QIAGEN NV (a)	4,000,000	53,120,000
Reed Elsevier NV sponsored ADR	3,594,100	98,047,048
TomTom Group BV	1,250,000	41,331,094
VNU NV	6,000,000	172,126,500
TOTAL NETHERLANDS		1,108,861,648
Common Stocks - continued
	Shares	Value
Netherlands Antilles - 0.2%
Schlumberger Ltd. (NY Shares)	600,000	$ 50,244,000
Norway - 1.0%
DnB NOR ASA	16,300,000	170,784,509
Odfjell ASA:
(A Shares)	749,300	15,355,336
(B Shares)	673,000	12,443,664
Storebrand ASA (A Shares)	7,051,661	70,081,453
Yara International ASA	1,000,000	17,257,186
TOTAL NORWAY		285,922,148
Philippines - 0.1%
Philippine Long Distance Telephone Co. sponsored ADR	500,000	14,535,000
Poland - 0.1%
Polski Koncern Naftowy Orlen SA	1,000,000	16,125,427
Portugal - 0.1%
Brisa Auto-Estradas de Portugal SA	5,000,000	38,496,875
Russia - 0.1%
Novatek JSC GDR (a)(e)	1,190,000	24,633,000
Singapore - 0.1%
Want Want Holdings Ltd.	18,000,000	21,240,000
South Africa - 0.3%
African Bank Investments Ltd. (a)	4,500,000	13,670,176
Edgars Consolidated Stores Ltd.	3,000,000	14,557,790
Massmart Holdings Ltd.	3,000,000	22,452,767
Nedbank Group Ltd.	1,900,000	24,567,221
Steinhoff International Holdings Ltd.	3,000,000	7,575,527
TOTAL SOUTH AFRICA		82,823,481
Spain - 3.6%
Actividades de Construccion y Servicios SA (ACS)	4,500,000	130,131,563
Altadis SA (Spain)	2,976,473	125,808,817
Antena 3 Television SA	2,522,272	49,757,806
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	7,350,000	123,480,000
Banco Popular Espanol SA (Reg.)	5,000,000	59,715,625
Compania de Distribucion Integral Logista SA	647,820	33,862,118
Fomento Construcciones y Contratas SA (FOCSA)	1,000,000	56,369,125
Gestevision Telecinco SA	3,384,696	80,232,103
Grupo Ferrovial SA	1,200,000	86,863,500
Inditex SA	1,697,000	45,349,779
Prosegur Comp Securidad SA (Reg.)	1,277,771	29,901,439
Telefonica SA sponsored ADR	3,336,000	168,301,200
TOTAL SPAIN		989,773,075
Sweden - 2.2%
Assa Abloy AB (B Shares)	2,000,000	27,305,337
Atlas Copco AB (A Shares)	5,000,000	85,007,180
Gambro AB (A Shares)	3,158,000	45,962,352

	Shares	Value
Hennes & Mauritz AB (H&M) (B Shares)	2,200,000	$ 78,489,963
Securitas AB (B Shares)	681,072	11,535,341
Skandia Foersaekrings AB	11,000,000	62,338,599
Skandinaviska Enskilda Banken AB (A Shares)	2,022,000	35,939,490
SKF AB (B Shares)	6,454,000	76,268,764
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	5,000,000	171,800,000
TOTAL SWEDEN		594,647,026
Switzerland - 11.0%
ABB Ltd. (Reg.) (a)	32,000,000	218,060,460
Actelion Ltd. (Reg.) (a)	536,311	57,525,073
Alcon, Inc.	700,000	80,185,000
Compagnie Financiere Richemont unit	3,200,000	112,755,637
Credit Suisse Group sponsored ADR	4,100,000	171,790,000
INFICON Holding AG (a)(d)	137,886	13,430,628
Logitech International SA (Reg.) (a)	1,000,000	38,612,286
Nestle SA (Reg.)	1,200,000	329,232,799
Nobel Biocare Holding AG (Switzerland)	640,000	135,108,076
Novartis AG sponsored ADR	10,400,000	506,584,000
Phonak Holding AG	1,000,000	39,582,444
Roche Holding AG (participation certificate)	4,500,000	611,898,009
Schindler Holding AG (Reg.)	128,116	52,401,825
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	175,000	131,475,804
Swiss Life Holding	217,662	30,695,165
Syngenta AG sponsored ADR	2,100,000	43,680,000
Tecan Group AG (d)	800,000	25,953,665
The Swatch Group AG (Reg.)	3,600,000	106,313,788
UBS AG (NY Shares)	4,000,000	327,840,000
TOTAL SWITZERLAND		3,033,124,659
Taiwan - 0.5%
Cheng Shin Rubber Industry Co. Ltd.	4,000,000	4,461,876
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,000,000	25,770,000
United Microelectronics Corp. sponsored ADR	27,700,000	106,645,000
TOTAL TAIWAN		136,876,876
Thailand - 0.0%
Thai Oil PCL (For. Reg.)	3,959,500	5,655,750
Turkey - 0.1%
Petrol Ofisi AS	8,904,571	31,967,537
United Kingdom - 17.9%
AMEC PLC	4,500,000	27,246,419
AstraZeneca PLC sponsored ADR	2,300,000	104,512,000
BAE Systems PLC	33,000,000	178,637,382
BG Group PLC	20,000,000	165,649,087
Big Yellow Group PLC (d)	6,703,627	24,859,935
BP PLC sponsored ADR	7,300,000	480,924,000
Common Stocks - continued
	Shares	Value
United Kingdom - continued
British American Tobacco PLC sponsored ADR	4,500,000	$ 179,730,000
Cadbury Schweppes PLC sponsored ADR	4,300,000	166,152,000
Capita Group PLC	20,000,000	127,246,620
Carnival PLC sponsored ADR	1,359,600	72,942,540
Daily Mail & General Trust PLC Class A	3,000,000	34,878,580
Enterprise Inns PLC	6,932,132	99,661,591
Filtrona PLC (a)(d)	11,321,340	45,814,733
GlaxoSmithKline PLC sponsored ADR	1,700,000	80,648,000
Group 4 Securicor PLC (Denmark)	12,816,124	36,037,212
Hilton Group PLC	22,000,000	112,131,690
HSBC Holdings PLC sponsored ADR	3,200,000	259,168,000
Imperial Tobacco Group PLC	1,000,000	25,712,957
Inchcape PLC	977,240	34,745,999
Intertek Group PLC	4,933,747	61,826,419
ITV PLC	35,000,000	73,817,100
Kesa Electricals PLC	7,300,000	32,492,266
Maiden Group PLC	1,585,000	5,460,005
Meggitt PLC	9,160,800	49,911,749
National Grid Transco PLC	11,000,000	101,305,182
Next PLC	2,250,000	62,243,633
Provident Financial PLC	2,500,000	28,340,494
Prudential PLC	5,000,000	47,146,279
Punch Taverns Ltd.	2,894,500	38,077,905
Rank Group PLC	7,445,473	34,284,773
Reckitt Benckiser PLC	6,000,000	180,324,630
Reuters Group PLC sponsored ADR	1,000,000	40,840,000
RHM PLC	500,000	2,548,448
Rio Tinto PLC (Reg.)	1,792,061	59,429,223
Rolls-Royce Group PLC	5,000,000	29,395,024
Royal Bank of Scotland Group PLC	10,000,000	297,728,970
Royal Dutch Shell PLC Class A sponsored ADR (a)	600,000	36,768,000
Serco Group PLC	9,997,000	42,827,429
Signet Group PLC	26,900,800	55,317,016
Smith & Nephew PLC	2,257,872	21,684,603
Smiths Group PLC	4,000,000	67,384,467
Sportingbet PLC (a)	5,000,000	32,558,614
Standard Chartered PLC (United Kingdom)	7,740,949	151,016,665
T&F Informa PLC	5,600,000	38,237,258
Taylor Nelson Sofres PLC	5,062,020	17,837,990
Tesco PLC	43,000,000	245,995,486
Vodafone Group PLC sponsored ADR	18,500,000	477,855,000
William Hill PLC	4,671,790	47,376,919
Wolseley PLC	400,000	8,337,817
WPP Group PLC	9,000,000	94,805,998

	Shares	Value
Xstrata PLC	5,000,000	$ 106,331,775
Yell Group PLC	10,000,000	79,309,444
TOTAL UNITED KINGDOM		4,925,515,326
United States of America - 3.8%
AES Corp. (a)	3,400,000	54,570,000
Cisco Systems, Inc. (a)	1,000,000	19,150,000
Corning, Inc. (a)	3,825,000	72,866,250
Covance, Inc. (a)	761,000	37,707,550
Evergreen Solar, Inc. (a)	600,000	4,230,000
Freeport-McMoRan Copper & Gold, Inc. Class B	1,000,000	40,280,000
Halliburton Co.	1,600,000	89,680,000
Harte-Hanks, Inc.	200,000	5,440,000
Mettler-Toledo International, Inc. (a)	800,000	42,000,000
Newmont Mining Corp.	2,500,000	93,875,000
News Corp. Class A	4,500,000	73,710,000
NTL, Inc. (a)	230,133	15,333,762
Pentair, Inc.	1,000,000	40,170,000
Pfizer, Inc.	1,000,000	26,500,000
Phelps Dodge Corp.	600,000	63,870,000
Rockwell Automation, Inc.	1,185,000	61,039,350
Shaw Group, Inc. (a)	1,000,000	19,120,000
Synthes, Inc.	1,289,660	139,931,288
Telewest Global, Inc. (a)	6,100,000	136,274,000
TOTAL UNITED STATES OF AMERICA		1,035,747,200
TOTAL COMMON STOCKS (Cost $20,802,448,792)		26,908,373,404
Preferred Stocks - 0.6%

Convertible Preferred Stocks - 0.0%
Canada - 0.0%
MetroPhotonics, Inc. Series 2 (a)(f)	198,000	2
Nonconvertible Preferred Stocks - 0.6%
Germany - 0.4%
Porsche AG (non-vtg.)	130,000	103,088,326
Italy - 0.2%
Banca Intesa Spa (Risp)	11,000,000	50,455,763
TOTAL NONCONVERTIBLE PREFERRED STOCKS		153,544,089
TOTAL PREFERRED STOCKS (Cost $121,293,284)		153,544,091
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 3.31% (b)	384,578,515	384,578,515
Fidelity Securities Lending Cash Central Fund, 3.32% (b)(c)	382,889,176	382,889,176
TOTAL MONEY MARKET FUNDS (Cost $767,467,691)		767,467,691
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.27%, dated 7/29/05 due 8/1/05) (Cost $3,905,000)	$ 3,906,065	$ 3,905,000
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $21,695,114,767)		27,833,290,186
NET OTHER ASSETS - (1.3)%		(358,296,558)
NET ASSETS - 100%		$ 27,474,993,628
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $24,633,000 or 0.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,504,502 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
ITF Optical Technologies, Inc. Series A	10/11/00	$ 1,999,935
MetroPhotonics, Inc. Series 2	9/29/00	1,980,000
OZ Optics Ltd. unit	8/18/00	1,505,520
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Apex Silver Mines Ltd.	$ 35,081,200	$ 14,068,356	$ -	$ -	$ 37,129,000
Big Yellow Group PLC	-	25,082,879	-	182,717	24,859,935
BYD Co. Ltd. (H Shares)	27,497,039	4,678,849	4,874,061	681,319	20,582,484
Clear Media Ltd.	26,325,687	-	-	-	24,426,833
Filtrona PLC	-	47,317,727	-	-	45,814,733
INFICON Holding AG	9,662,513	-	1,011,157	-	13,430,628
Ipsos SA	22,409,769	23,355,721	-	509,086	52,168,437
Tecan Group AG	15,117,843	3,551,943	-	250,958	25,953,665
TOTALS	$ 136,094,051	$ 118,055,475	$ 5,885,218	$ 1,624,080	$ 244,365,715
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $21,789,386,263. Net unrealized appreciation aggregated $6,043,903,923, of which $6,384,539,211 related to appreciated investment securities and $340,635,288 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Markets Fund

July 31, 2005

1.804872.101

EMF-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Argentina - 0.5%
Inversiones y Representaciones SA sponsored GDR (a)	287,000	$ 3,521,490
Nortel Inversora SA (PN-B) sponsored ADR (a)	180,900	1,845,180
TOTAL ARGENTINA		5,366,670
Austria - 1.1%
Bank Austria Creditanstalt AG	46,918	4,974,862
Raiffeisen International Bank Holding AG	120,400	6,791,222
TOTAL AUSTRIA		11,766,084
Bermuda - 1.2%
Aquarius Platinum Ltd. (Australia)	529,700	2,863,207
Central European Media Enterprises Ltd. Class A (a)	207,700	10,036,064
Sinochem Hong Kong Holding Ltd. (a)	3,265,400	604,890
TOTAL BERMUDA		13,504,161
Brazil - 9.8%
AES Tiete SA (PN)	129,767,300	2,416,300
Banco Bradesco SA:
(PN)	408,900	14,267,343
(PN) sponsored ADR (non-vtg.)	15,800	550,156
Banco Itau Holding Financeira SA (PN)	49,910	9,398,025
Companhia Vale do Rio Doce (PN-A) sponsored ADR (non-vtg.)	817,400	22,764,590
Diagnosticos da America SA	269,200	3,386,874
Lojas Renner SA	148,400	2,862,822
Natura Cosmeticos SA	144,500	4,847,977
NET Servicos de Communicacao SA sponsored ADR	493,200	1,247,796
Petroleo Brasileiro SA Petrobras:
(PN)	165,000	7,542,462
(PN) sponsored ADR (non-vtg.)	424,100	19,389,852
sponsored ADR (a)	126,600	6,655,362
Uniao de Bancos Brasileiros SA (Unibanco):
unit	317,600	2,340,211
GDR	101,700	3,741,543
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	288,700	5,157,735
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	313,750	3,780,688
TOTAL BRAZIL		110,349,736
Canada - 0.4%
PetroKazakhstan, Inc. Class A	92,200	3,897,047
Cayman Islands - 0.7%
Foxconn International Holdings Ltd.	3,724,500	3,066,379
Kingboard Chemical Holdings Ltd.	782,500	2,234,679
Lifestyle International Holdings Ltd.	1,475,500	2,609,875
TOTAL CAYMAN ISLANDS		7,910,933

	Shares	Value
China - 1.8%
Beijing Capital International Airport Co. Ltd. (H Shares)	5,291,800	$ 2,195,386
China International Marine Containers Co. Ltd. (B Shares)	2,088,206	2,127,533
China Petroleum & Chemical Corp. (H Shares)	20,863,600	9,056,889
China Shenhua Energy Co. Ltd. (H Shares)	2,141,000	2,272,210
China Techfaith Wireless Communication Technology Ltd. sponsored ADR	47,200	881,696
Xinao Gas Holdings Ltd.	4,468,000	3,534,810
TOTAL CHINA		20,068,524
Czech Republic - 0.9%
Komercni Banka AS	41,900	5,574,320
Philip Morris CR AS	5,400	4,114,089
TOTAL CZECH REPUBLIC		9,688,409
Egypt - 2.1%
Commercial International Bank Ltd. sponsored GDR	301,200	2,472,852
Lecico Egypt S.A.E. GDR (d)	81,500	1,161,375
Misr International Bank Sae GDR	230,200	1,058,920
Orascom Construction Industries SAE GDR	123,734	7,331,240
Orascom Telecom SAE GDR	242,410	11,785,974
TOTAL EGYPT		23,810,361
Hong Kong - 1.8%
Chaoda Modern Agriculture (Holdings) Ltd.	15,333,500	6,016,154
China Overseas Land & Investment Ltd.	24,085,200	5,576,999
China State Construction International Holdings Ltd. (a)	1,338,066	146,310
Kerry Properties Ltd.	1,548,500	4,003,917
Solomon Systech Ltd.	3,406,000	1,084,420
Television Broadcasts Ltd.	542,900	3,264,971
TOTAL HONG KONG		20,092,771
Hungary - 1.2%
OTP Bank Rt.	360,000	13,542,207
India - 4.3%
Apollo Hospitals Enterprise Ltd. GDR (a)(d)	54,800	477,736
Bank of India	2,361,500	7,749,351
Bharat Forge Ltd.	389,255	2,797,098
Bharti Televentures Ltd. (a)	183,220	1,227,118
Crompton Greaves Ltd.	209,128	2,669,945
Infrastructure Development Finance Co. Ltd. (a)	185,941	145,534
ITC Ltd.	100	3,874
Larsen & Toubro Ltd.	158,041	4,613,167
Oil & Natural Gas Corp. Ltd.	327,283	7,070,790
Common Stocks - continued
	Shares	Value
India - continued
Reliance Industries Ltd.	789,544	$ 12,783,743
State Bank of India	432,374	9,155,997
TOTAL INDIA		48,694,353
Indonesia - 1.3%
PT Astra International Tbk	3,655,800	4,921,638
PT Bank Central Asia Tbk	13,515,500	5,031,278
PT Bank Danamon Indonesia Tbk Series A	7,489,000	4,277,255
TOTAL INDONESIA		14,230,171
Israel - 4.6%
Bank Hapoalim BM (Reg.)	2,311,445	7,776,394
ECI Telecom Ltd. (a)	330,700	2,681,977
ECtel Ltd. (a)	122,700	515,340
Israel Chemicals Ltd.	1,826,100	6,640,364
Koor Industries Ltd. sponsored ADR (a)	231,300	2,655,324
M-Systems Flash Disk Pioneers Ltd. (a)	219,000	5,661,150
Nice Systems Ltd. sponsored ADR (a)	98,200	4,131,274
Orckit Communications Ltd. (a)	43,500	1,054,875
RADWARE Ltd. (a)	279,300	4,756,479
Teva Pharmaceutical Industries Ltd. sponsored ADR	504,800	15,850,720
TOTAL ISRAEL		51,723,897
Korea (South) - 21.4%
Asiana Airlines, Inc. (a)	611,423	2,897,882
CJ Home Shopping	76,950	6,955,808
Core Logic, Inc.	68,100	2,329,230
Daegu Bank Co. Ltd.	646,540	6,476,144
Daelim Industrial Co.	196,590	12,103,172
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	471,830	8,945,086
Hanjin Shipping Co. Ltd.	170,390	4,420,851
Hynix Semiconductor, Inc. (a)	58,360	1,363,046
Hyundai Heavy Industries Co. Ltd.	98,660	5,563,065
Hyundai Mipo Dockyard Co. Ltd.	71,400	4,458,577
Hyundai Motor Co.	250,550	17,408,496
Hyundai Securities Co. Ltd. (a)	632,800	6,554,953
Industrial Bank of Korea	597,080	6,564,207
Kia Motors Corp.	327,310	5,021,762
Korean Air Co. Ltd.	172,590	3,322,608
Kyeryong Construction Industrial Co. Ltd.	133,600	3,368,398
LG Chemical Ltd.	98,330	3,651,463
LG Electronics, Inc.	187,000	12,170,630
LG Engineering & Construction Co. Ltd.	199,390	7,589,411
MegaStudy Co. Ltd.	55,167	2,242,694
POSCO	61,380	12,296,400
Pusan Bank	226,010	2,296,985
Pyung Hwa Industrial Co.	215,620	1,325,369
S-Oil Corp.	89,990	6,876,988
Samsung Electronics Co. Ltd.	137,065	75,678,454
Samsung Heavy Industries Ltd.	327,800	3,763,952

	Shares	Value
Shinhan Financial Group Co. Ltd.	270,280	$ 8,227,525
SK Corp.	45,520	2,250,868
Woori Finance Holdings Co. Ltd.	323,160	3,994,895
TOTAL KOREA (SOUTH)		240,118,919
Lebanon - 0.3%
Solidere GDR (a)	212,900	3,012,535
Luxembourg - 1.2%
Evraz Group SA GDR (d)	145,100	2,212,775
Orco Property Group	44,500	2,565,620
Tenaris SA sponsored ADR	87,900	8,251,173
TOTAL LUXEMBOURG		13,029,568
Malaysia - 0.1%
Southern Bank BHD (For. Reg.)	1,405,400	1,199,115
Mexico - 7.5%
America Movil SA de CV Series L sponsored ADR	1,520,500	33,846,330
Cemex SA de CV sponsored ADR	354,500	16,718,220
Grupo Aeroportuario del Sureste SA de CV Series B sponsored ADR	77,800	2,673,208
Grupo Mexico SA de CV Series B	3,005,265	5,139,241
Grupo Modelo SA de CV Series C	1,568,500	5,179,484
Grupo Televisa SA de CV (CPO) sponsored ADR	65,100	4,294,647
Sare Holding SA de CV Series B (a)	2,104,700	1,678,437
Urbi, Desarrollos Urbanos, SA de CV (a)	1,055,400	6,582,804
Wal-Mart de Mexico SA de CV Series V	1,864,037	8,356,149
TOTAL MEXICO		84,468,520
Philippines - 0.9%
Ayala Land, Inc.	17,269,800	2,521,812
Philippine Long Distance Telephone Co.	255,750	7,400,832
TOTAL PHILIPPINES		9,922,644
Russia - 4.8%
Lukoil Oil Co. sponsored ADR	527,140	21,823,596
Mobile TeleSystems OJSC sponsored ADR	245,800	8,716,068
Novatek JSC GDR (a)(d)	57,300	1,186,110
OAO Gazprom sponsored ADR	159,558	6,382,320
RBC Information Systems Jsc (a)	289,900	1,449,500
Sberbank RF GDR	27,900	2,105,495
Seventh Continent (a)	141,500	2,122,500
Sibneft sponsored ADR (a)	218,400	3,352,440
Vimpel Communications sponsored ADR (a)	129,200	4,958,696
VSMPO-Avisma Corp. (a)	12,100	1,573,000
TOTAL RUSSIA		53,669,725
South Africa - 10.6%
Absa Group Ltd.	341,018	4,749,186
Aeci Ltd.	289,400	2,115,317
Aflease Gold & Uranium Resources Ltd. (a)	2,240,589	1,663,281
African Bank Investments Ltd. (a)	3,314,926	10,070,138
Common Stocks - continued
	Shares	Value
South Africa - continued
DRDGOLD Ltd. sponsored ADR (a)	851,300	$ 797,668
Edgars Consolidated Stores Ltd.	1,914,390	9,289,763
Harmony Gold Mining Co. Ltd.	573,607	4,703,577
Impala Platinum Holdings Ltd.	85,466	7,911,111
JD Group Ltd.	555,900	6,232,290
Lewis Group Ltd.	453,278	2,861,516
MTN Group Ltd.	2,487,900	17,586,892
Naspers Ltd. Class N sponsored ADR	546,200	8,078,298
Sasol Ltd.	579,375	17,296,289
Standard Bank Group Ltd.	1,264,500	13,599,463
Steinhoff International Holdings Ltd.	2,073,300	5,235,447
Telkom SA Ltd.	348,614	6,665,974
TOTAL SOUTH AFRICA		118,856,210
Taiwan - 11.1%
Acer, Inc.	2,581,000	4,915,805
Cathay Financial Holding Co. Ltd.	3,216,000	6,427,964
China Motor Co. Ltd.	2,350,000	2,418,575
Chinatrust Financial Holding Co. Ltd.	5,474,804	5,797,761
Chipbond Technology Corp.	3,836,035	4,465,544
Delta Electronics, Inc.	3,884,614	6,764,860
E.Sun Financial Holdings Co. Ltd.	4,526,000	3,692,375
Evergreen Marine Corp. (Taiwan)	3,792,000	3,129,263
Far EasTone Telecommunications Co. Ltd.	5,242,500	6,448,259
First Financial Holding Co. Ltd. (a)	7,337,000	6,135,270
Formosa Chemicals & Fibre Corp.	1,808,400	2,842,825
High Tech Computer Corp.	694,000	10,049,608
Hon Hai Precision Industries Co. Ltd.	2,582,797	14,506,453
MediaTek, Inc.	216,000	2,280,640
Motech Industries, Inc.	109,000	1,935,802
Novatek Microelectronics Corp.	1,113,855	4,683,294
Taiwan Semiconductor Manufacturing Co. Ltd.	16,376,343	27,336,726
United Microelectronics Corp.	11,313,000	8,004,649
United Microelectronics Corp. sponsored ADR	657,600	2,531,760
XAC Automation Corp.	463,050	486,733
TOTAL TAIWAN		124,854,166
Thailand - 1.4%
Major Cineplex Group PCL (For. Reg.)	1,280,300	368,830
PTT PCL (For. Reg.)	831,400	4,630,532
Siam Cement PCL (For. Reg.)	1,059,700	6,207,341
Siam Commercial Bank PCL (For. Reg.)	3,867,400	4,526,125
TOTAL THAILAND		15,732,828
Turkey - 4.0%
Akbank T. A. S.	1,336,800	7,410,423
Boyner Buyuk Magazacilik AS (a)	691,000	1,532,197
Dogan Yayin Holding AS	2,423,839	6,800,423
Enka Insaat ve Sanayi AS	305,307	3,154,616
Finansbank AS	1,427,130	6,242,819

	Shares	Value
Koytas Tekstil Sanayi ve Ticaret AS (a)	26,770	$ 0
Petrol Ofisi AS	787,950	2,828,752
Turk Sise ve Cam Fabrikalari AS	704,700	2,572,402
Turk Traktor ve Ziraat Makinalari AS	285,100	1,429,908
Turkcell Iletisim Hizmet AS sponsored ADR	199,328	2,742,753
Turkiye Is Bankasi AS Series C unit	925,482	5,269,922
Yapi ve Kredi Bankasi AS (a)	1,031,029	4,510,120
TOTAL TURKEY		44,494,335
Ukraine - 0.1%
Stirol sponsored ADR (a)	4,560	497,610
Ukrnafta Open JSC sponsored ADR (a)	4,150	890,642
TOTAL UKRAINE		1,388,252
United States of America - 1.6%
Central European Distribution Corp. (a)	224,596	8,384,169
CTC Media, Inc. (e)	93,240	1,400,073
DSP Group, Inc. (a)	123,200	3,073,840
NII Holdings, Inc. (a)	40,400	3,007,376
Zoran Corp. (a)	112,300	1,617,120
TOTAL UNITED STATES OF AMERICA		17,482,578
TOTAL COMMON STOCKS (Cost $850,032,944)		1,082,874,719
Nonconvertible Preferred Stocks - 0.4%

Korea (South) - 0.4%
Samsung Electronics Co. Ltd. (Cost $3,955,937)	12,430	4,688,735
Money Market Funds - 3.7%

Fidelity Cash Central Fund, 3.31% (b)	33,273,764	33,273,764
Fidelity Securities Lending Cash Central Fund, 3.32% (b)(c)	8,208,100	8,208,100
TOTAL MONEY MARKET FUNDS (Cost $41,481,864)		41,481,864
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $895,470,745)		1,129,045,318
NET OTHER ASSETS - (0.8)%		(8,430,211)
NET ASSETS - 100%		$ 1,120,615,107
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,037,996 or 0.4% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,400,073 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
CTC Media, Inc.	1/26/05	$ 1,400,073
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $896,317,202. Net unrealized appreciation aggregated $232,728,116, of which $248,978,750 related to appreciated investment securities and $16,250,634 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Europe Capital Appreciation Fund

July 31, 2005

1.804821.101

ECA-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Canada - 1.0%
Eldorado Gold Corp. (a)	893,200	$ 2,414,744
Hydrogenics Corp. (a)	617,900	2,200,387
TOTAL CANADA		4,615,131
Denmark - 0.9%
Novo Nordisk AS Series B	81,900	4,233,109
Finland - 3.2%
Kemira GrowHow Oyj	400,082	3,478,163
Metso Corp.	226,500	5,451,430
Nokia Corp. sponsored ADR	432,500	6,898,375
TOTAL FINLAND		15,827,968
France - 12.9%
AXA SA	153,400	4,187,820
BNP Paribas SA	80,900	5,851,143
France Telecom SA sponsored ADR	121,300	3,748,170
Lagardere S.C.A. (Reg.)	86,600	6,252,899
Michelin SA (Compagnie Generale des Etablissements) Series B	50,200	3,095,112
Pernod-Ricard	40,339	6,754,614
Renault SA	50,900	4,665,749
Sanofi-Aventis sponsored ADR	81,000	3,507,300
Total SA sponsored ADR	200,300	25,037,498
TOTAL FRANCE		63,100,305
Germany - 12.8%
Adidas-Salomon AG	16,600	3,007,049
Allianz AG (Reg.)	83,300	10,604,090
BASF AG	109,860	7,778,088
Bayer AG	255,300	9,109,104
Bilfinger & Berger Bau AG	54,400	2,803,300
DAB Bank AG	230,754	1,927,748
Deutsche Boerse AG	33,910	2,978,434
E.ON AG	102,100	9,434,040
Linde AG	84,600	5,952,572
MAN AG	100,800	4,695,692
SAP AG	26,200	4,487,536
TOTAL GERMANY		62,777,653
Greece - 0.6%
Greek Organization of Football Prognostics SA	93,700	3,049,326
Ireland - 0.6%
C&C Group PLC	626,200	3,052,255
Israel - 0.4%
Emblaze Ltd. (a)	770,300	2,098,453
Italy - 7.3%
Banca Intesa Spa	949,403	4,616,116
Banca Italease Spa	369,900	6,705,131
ENI Spa	551,881	15,607,195
ENI Spa sponsored ADR	7,400	1,046,360

	Shares	Value
FASTWEB Spa (a)	128,780	$ 5,574,403
Gemina Spa (a)	995,679	2,160,997
TOTAL ITALY		35,710,202
Luxembourg - 1.2%
Millicom International Cellular SA unit (a)	266,710	5,633,714
Netherlands - 3.7%
Akzo Nobel NV sponsored ADR	45,800	1,883,754
Completel Europe NV (a)	93,655	4,360,577
ING Groep NV (Certificaten Van Aandelen)	186,598	5,642,724
Koninklijke Philips Electronics NV (NY Shares)	218,577	5,927,808
TOTAL NETHERLANDS		17,814,863
Norway - 6.4%
Ocean RIG ASA (a)	561,400	6,228,118
Petroleum Geo-Services ASA (a)	126,450	3,058,936
Statoil ASA	377,300	8,197,056
TANDBERG ASA	182,700	2,076,120
TANDBERG Television ASA (a)	917,100	11,693,288
TOTAL NORWAY		31,253,518
Poland - 1.5%
Polski Koncern Naftowy Orlen SA	223,801	3,608,887
Powszechna Kasa Oszczednosci Bank SA	469,000	3,900,237
TOTAL POLAND		7,509,124
Russia - 0.8%
Mobile TeleSystems OJSC sponsored ADR	104,800	3,716,208
South Africa - 0.6%
Steinhoff International Holdings Ltd.	1,048,300	2,647,142
Spain - 2.2%
Banco Bilbao Vizcaya Argentaria SA	167,300	2,810,640
Banco Santander Central Hispano SA	206,400	2,540,784
Telefonica SA sponsored ADR	107,536	5,425,191
TOTAL SPAIN		10,776,615
Sweden - 1.9%
Modern Times Group AB (MTG) (B Shares) (a)	59,200	1,784,223
OMX AB (a)	204,700	2,451,955
Skandia Foersaekrings AB	884,700	5,013,724
TOTAL SWEDEN		9,249,902
Switzerland - 8.2%
Actelion Ltd. (Reg.) (a)	28,837	3,093,076
Baloise Holdings AG (Reg.)	39,552	2,065,932
Credit Suisse Group (Reg.)	131,690	5,517,811
Novartis AG:
(Reg.)	253,058	12,326,455
sponsored ADR	46,400	2,260,144
Phonak Holding AG	116,790	4,622,834
Common Stocks - continued
	Shares	Value
Switzerland - continued
Syngenta AG (Switzerland)	69,053	$ 7,208,373
UBS AG (NY Shares)	37,300	3,057,108
TOTAL SWITZERLAND		40,151,733
Turkey - 6.1%
Akenerji Elektrik Uretimi Otoproduktor Grubu AS (a)	1,125,996	5,010,466
Petkim Petrokimya Holding AS (a)	541,865	2,452,063
Petrol Ofisi AS	1,350,575	4,848,584
Turkcell Iletisim Hizmet AS sponsored ADR	395,159	5,437,388
Turkiye Garanti Bankasi AS	1,778,869	4,910,371
Yapi ve Kredi Bankasi AS (a)	1,682,000	7,357,719
TOTAL TURKEY		30,016,591
United Kingdom - 23.7%
Amlin PLC	1,078,469	3,506,607
AstraZeneca PLC sponsored ADR	174,800	7,942,912
Axis Shield PLC (a)	385,175	2,382,914
BAE Systems PLC	851,000	4,606,679
Barratt Developments PLC	148,400	1,879,211
BG Group PLC	754,500	6,249,112
British Land Co. PLC	309,100	4,560,657
BT Group PLC	1,298,200	5,257,710
Chaucer Holdings PLC	3,704,500	3,939,061
Easynet Group PLC (a)	818,400	1,294,541
Expro International Group PLC	167,900	1,435,626
George Wimpey PLC	380,000	2,846,792
GlaxoSmithKline PLC	351,800	8,344,696
GlaxoSmithKline PLC sponsored ADR	88,900	4,217,416
Hilton Group PLC	888,900	4,530,630
ITV PLC	2,563,159	5,405,856
Prudential PLC	578,900	5,458,596
Royal Dutch Shell PLC:
ADR Class B (a)	33,273	2,118,492
Class A	161,600	4,951,424
Standard Chartered PLC (United Kingdom)	503,600	9,824,634
Ted Baker PLC	336,775	2,929,900
Vodafone Group PLC	3,190,800	8,241,836
Vodafone Group PLC sponsored ADR	247,100	6,382,593
William Hill PLC	566,353	5,743,422
Wilson Bowden PLC	103,500	2,091,924
TOTAL UNITED KINGDOM		116,143,241
United States of America - 2.3%
Forest Oil Corp. (a)	152,900	6,843,804
Telewest Global, Inc. (a)	206,361	4,610,105
TOTAL UNITED STATES OF AMERICA		11,453,909
TOTAL COMMON STOCKS (Cost $429,123,291)		480,830,962
Nonconvertible Preferred Stocks - 1.5%
	Shares	Value
Germany - 1.5%
Porsche AG (non-vtg.) (Cost $5,916,304)	9,132	$ 7,241,558
Money Market Funds - 4.0%

Fidelity Cash Central Fund, 3.31% (b)	978,863	978,863
Fidelity Securities Lending Cash Central Fund, 3.32% (b)(c)	18,899,911	18,899,911
TOTAL MONEY MARKET FUNDS (Cost $19,878,774)		19,878,774
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $454,918,369)		507,951,294
NET OTHER ASSETS - (3.8)%		(18,653,678)
NET ASSETS - 100%		$ 489,297,616
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $455,040,847. Net unrealized appreciation aggregated $52,910,447, of which $62,468,578 related to appreciated investment securities and $9,558,131 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Europe Fund

July 31, 2005

1.804873.101

EUR-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Belgium - 4.9%
Belgacom SA	1,466,500	$ 51,956,995
KBC Groupe SA	933,900	74,452,259
TOTAL BELGIUM		126,409,254
France - 18.4%
Carrefour SA	1,056,000	49,858,776
Dassault Systemes SA	1,651,506	84,563,507
Financiere Marc de Lacharriere SA (Fimalac)	783,403	43,855,781
Gaz de France	1,469,000	48,233,881
Renault SA	660,600	60,553,899
Sanofi-Aventis	1,197,748	103,724,976
Total SA Series B	320,800	80,200,000
TOTAL FRANCE		470,990,820
Germany - 15.4%
Aareal Bank AG (a)	1,379,310	48,516,712
Deutsche Boerse AG	979,300	86,015,347
Deutsche Post AG	4,242,600	105,249,361
Premiere AG	2,008,718	68,707,446
SAP AG	491,500	84,184,120
TOTAL GERMANY		392,672,986
Italy - 9.7%
Banca Popolare di Milano	5,491,680	54,194,850
Mediobanca Spa	2,822,098	53,927,471
Pirelli & C. Real Estate Spa	1,045,757	62,879,146
Unicredito Italiano Spa	14,275,500	75,640,521
TOTAL ITALY		246,641,988
Netherlands - 7.8%
Efes Breweries International NV unit	114,800	4,075,400
Euronext NV	2,199,344	86,401,229
Rodamco Europe NV	654,352	55,458,786
VNU NV	1,823,400	52,309,243
TOTAL NETHERLANDS		198,244,658
Poland - 5.6%
Polski Koncern Naftowy Orlen SA	5,319,930	85,786,141
Powszechna Kasa Oszczednosci Bank SA	6,747,418	56,112,002
TOTAL POLAND		141,898,143
Russia - 8.9%
Mobile TeleSystems OJSC:
GDR (Reg. S)	1,382,164	51,140,068
sponsored ADR	1,049,000	37,197,540
Surgutneftegaz JSC sponsored ADR	1,978,557	80,804,268
Transneft warrants (UBS Warrant Programme) 11/1/05 (a)	56,811	58,904,395
TOTAL RUSSIA		228,046,271

	Shares	Value
South Africa - 2.7%
MTN Group Ltd.	9,933,148	$ 70,217,133
Spain - 4.0%
Antena 3 Television SA	5,188,720	102,359,825
Switzerland - 10.9%
ABB Ltd. (Reg.) (a)	10,631,448	72,446,826
Compagnie Financiere Richemont unit	2,454,715	86,494,673
Roche Holding AG (participation certificate)	552,440	75,119,320
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	60,377	45,360,655
TOTAL SWITZERLAND		279,421,474
Turkey - 3.3%
Turkiye Garanti Bankasi AS	30,619,478	84,521,675
United Kingdom - 3.2%
AstraZeneca PLC (United Kingdom)	1,823,100	82,841,664
United States of America - 1.9%
Synthes, Inc.	435,675	47,271,811
TOTAL COMMON STOCKS (Cost $2,046,702,715)		2,471,537,702
Nonconvertible Preferred Stocks - 3.1%

Italy - 3.1%
Banca Intesa Spa (Risp) (Cost $46,214,859)	17,079,297	78,340,814
Money Market Funds - 1.0%

Fidelity Cash Central Fund, 3.31% (b)	8,081,492	8,081,492
Fidelity Securities Lending Cash Central Fund, 3.32% (b)(c)	19,070,000	19,070,000
TOTAL MONEY MARKET FUNDS (Cost $27,151,492)		27,151,492
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $2,120,069,066)		2,577,030,008
NET OTHER ASSETS - (0.8)%		(20,783,557)
NET ASSETS - 100%		$ 2,556,246,451
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $2,120,451,045. Net unrealized appreciation aggregated $456,578,963, of which $477,403,940 related to appreciated investment securities and $20,824,977 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Global Balanced Fund

July 31, 2005

1.804837.101

GBL-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 59.7%
	Shares	Value
Australia - 0.4%
BHP Billiton Ltd.	19,134	$ 283,375
Downer EDI Ltd.	43,300	189,470
Macquarie Airports unit	131,363	333,152
TOTAL AUSTRALIA		805,997
Austria - 0.1%
Oesterreichische Elektrizitaetswirtschafts AG (Verbund)	300	89,384
OMV AG	2,000	93,120
TOTAL AUSTRIA		182,504
Belgium - 0.1%
Roularta Media Group NV	900	62,474
Umicore SA	1,100	97,364
TOTAL BELGIUM		159,838
Brazil - 0.0%
Uniao de Bancos Brasileiros SA (Unibanco) GDR	1,650	60,704
Canada - 1.8%
Alcan, Inc.	700	23,670
EnCana Corp.	32,600	1,343,833
Newmont Mining Corp. of Canada Ltd. (exchangeable shares)	400	15,028
Novelis, Inc.	140	3,888
Talisman Energy, Inc.	47,010	2,061,475
TOTAL CANADA		3,447,894
China - 0.1%
Beijing Media Corp. Ltd. (H Shares)	64,500	138,565
Denmark - 0.5%
Coloplast AS Series B	1,700	99,886
East Asiatic Co. Ltd.	600	47,200
GN Store Nordic AS	14,900	165,892
Novo Nordisk AS Series B	2,750	142,137
Novozymes AS Series B	2,400	122,487
Sondagsavisen AS (Reg.) (a)	10,900	64,665
TDC AS	3,600	161,788
Vestas Wind Systems AS (a)	7,500	137,749
TOTAL DENMARK		941,804
Egypt - 0.0%
Orascom Telecom SAE GDR	1,800	87,516
Finland - 0.3%
Neste Oil Oyj	3,875	107,735
Nokia Corp. sponsored ADR	24,200	385,990
TOTAL FINLAND		493,725
France - 2.4%
Accor SA	3,500	178,238
BNP Paribas SA	2,700	195,279
Boursorama (a)	12,300	93,211
Carrefour SA	4,600	217,188

	Shares	Value
CNP Assurances	1,900	$ 127,858
Credit Agricole SA	4,700	128,849
Financiere Marc de Lacharriere SA (Fimalac)	2,100	117,560
France Telecom SA	2,100	64,890
Gaz de France	1,500	49,252
Ipsos SA	500	55,108
L'Oreal SA	2,100	165,761
Lafarge SA (Bearer)	1,600	151,514
Lagardere S.C.A. (Reg.)	2,000	144,409
Laurent-Perrier Group	1,000	52,380
Louis Vuitton Moet Hennessy (LVMH)	1,100	91,429
Nexity	1,800	75,951
Orpea (a)	4,034	206,263
Pernod-Ricard	1,065	178,330
Safran SA	4,700	104,401
Sanofi-Aventis	6,000	519,600
Silicon On Insulator TEChnologies SA (SOITEC) (a)	7,800	104,316
Thomson SA	5,000	113,369
Total SA:
Series B	3,051	762,750
sponsored ADR	2,100	262,500
Vallourec SA	200	72,702
Vivendi Universal SA sponsored ADR	8,200	260,596
TOTAL FRANCE		4,493,704
Germany - 2.1%
Adidas-Salomon AG	770	139,484
Allianz AG:
(Reg.)	600	76,380
sponsored ADR	13,600	173,128
BASF AG	3,200	226,560
Bayer AG	4,800	171,264
Bijou Brigitte Modische Accessoires AG	500	103,153
DAB Bank AG	11,500	96,072
DaimlerChrysler AG (Reg.)	5,400	261,468
Deutsche Bank AG (NY Shares)	800	69,200
Deutsche Telekom AG (Reg.)	17,600	348,128
E.ON AG	4,200	388,080
ESCADA AG (a)	15,200	368,600
GFK AG	2,100	82,779
Hugo Boss AG	4,800	161,796
Hypo Real Estate Holding AG	2,600	105,609
Infineon Technologies AG (a)	7,600	74,632
K&S AG	1,200	75,296
Metro AG	2,400	120,707
MPC Muenchmeyer Petersen Capital AG	2,800	202,104
Pfleiderer AG (a)	6,890	147,450
SAP AG sponsored ADR	7,300	312,586
Siemens AG (Reg.)	1,900	146,243
Software AG (Bearer)	1,000	45,166
Common Stocks - continued
	Shares	Value
Germany - continued
SolarWorld AG	600	$ 58,440
United Internet AG	2,200	68,688
TOTAL GERMANY		4,023,013
Greece - 0.1%
Greek Organization of Football Prognostics SA	5,450	177,362
Jumbo SA (a)	6,100	62,424
TOTAL GREECE		239,786
Hong Kong - 0.7%
Cheung Kong Holdings Ltd.	31,000	334,382
Esprit Holdings Ltd.	70,000	522,281
Hong Kong & China Gas Co. Ltd.	67,000	139,626
Shun Tak Holdings Ltd.	412,000	368,349
TOTAL HONG KONG		1,364,638
Ireland - 0.5%
Allied Irish Banks PLC	11,800	255,529
C&C Group PLC	35,100	171,086
IAWS Group PLC (Ireland)	9,300	135,541
Irish Life & Permanent PLC	8,100	146,337
Paddy Power PLC (Ireland)	13,236	239,125
TOTAL IRELAND		947,618
Israel - 0.2%
Nice Systems Ltd. sponsored ADR (a)	1,200	50,484
Teva Pharmaceutical Industries Ltd. sponsored ADR	10,700	335,980
TOTAL ISRAEL		386,464
Italy - 1.0%
Amplifon Spa	1,900	124,287
Azimut Holdings Spa	14,600	100,108
Banca Intesa Spa	33,100	160,936
Banca Popolare di Milano	9,900	97,699
Banche Popolari Unite Scarl	7,200	145,704
Bulgari Spa	5,300	62,328
El.En. Group Spa	3,500	125,021
ENI Spa	3,500	98,980
ENI Spa sponsored ADR	2,500	353,500
Geox Spa	7,800	70,695
Luxottica Group Spa sponsored ADR	4,700	107,912
Mediaset Spa	12,200	148,517
Telecom Italia Spa	27,700	90,481
Unicredito Italiano Spa	34,000	180,153
TOTAL ITALY		1,866,321
Japan - 9.3%
Aeon Co. Ltd.	17,100	277,384
Aisin Seiki Co. Ltd.	8,900	208,560
Asahi Glass Co. Ltd.	25,000	241,451
Astellas Pharma, Inc.	12,500	406,866
Canon, Inc.	5,200	255,684

	Shares	Value
Create SD Co. Ltd.	2,200	$ 60,065
Daifuku Co. Ltd.	11,000	116,119
Daimei Telecom Engineering Corp.	16,000	169,185
Daiwa House Industry Co. Ltd.	18,000	202,179
Diamond Lease Co. Ltd.	4,500	176,086
East Japan Railway Co.	58	284,726
First Juken Co. Ltd.	3,600	67,713
Fujitsu Ltd.	60,000	335,631
Fuyo General Lease Co. Ltd.	5,200	132,260
Hirose Electric Co. Ltd.	1,100	114,260
Honda Motor Co. Ltd.	8,700	448,398
Itochushokuhin Co. Ltd.	9,300	330,001
Japan Asia Investment Co. Ltd.	11,000	57,424
Japan Retail Fund Investment Corp.	14	119,525
Juroku Bank Ltd.	17,000	96,607
Kamigumi Co. Ltd.	17,000	129,566
Kaneka Corp.	10,000	112,944
KDDI Corp.	55	265,107
KOEI Co. Ltd.	3,900	88,964
Kose Corp.	1,600	55,636
Kuraray Co. Ltd.	35,000	313,753
Kuraya Sanseido, Inc.	7,600	97,057
Mars Engineering Corp.	2,300	63,409
Matsushita Electric Industrial Co. Ltd.	30,000	486,600
Mercian Corp.	49,000	129,859
Millea Holdings, Inc.	6	78,480
Mitsui & Co. Ltd.	37,000	356,690
Mitsui Fudosan Co. Ltd.	26,000	296,198
Mizuho Financial Group, Inc.	259	1,167,798
Nikko Cordial Corp.	56,000	240,046
Nippon Oil Corp.	154,000	1,057,299
Nippon Steel Corp.	202,000	510,187
Nitto Denko Corp.	3,100	170,377
NOK Corp.	8,100	206,021
NTT DoCoMo, Inc.	92	147,752
Obic Co. Ltd.	800	137,525
ORIX Corp.	1,500	221,708
Parco Co. Ltd.	13,000	93,299
Promise Co. Ltd.	2,250	136,867
Renown D'urban Holdings, Inc. (a)	4,700	46,271
Sega Sammy Holdings, Inc.	10,700	661,346
Seiyu Ltd. (a)	133,000	240,109
Shinagawa Refractories Co. Ltd.	24,000	79,185
Sho-Bond Corp. (a)	6,700	55,235
SMC Corp.	1,500	170,350
Softbank Corp.	1,800	73,796
Sony Corp.	5,200	169,052
Stanley Electric Co. Ltd.	16,300	257,449
Sumitomo Corp.	21,000	177,047
Sumitomo Electric Industries Ltd.	21,000	235,502
Sumitomo Forestry Co. Ltd.	38,000	352,137
Sumitomo Mitsui Financial Group, Inc.	72	474,472
Sumitomo Rubber Industries Ltd.	5,000	50,291
T&D Holdings, Inc.	8,350	395,798
Common Stocks - continued
	Shares	Value
Japan - continued
Takara Holdings, Inc.	32,000	$ 200,062
Takeda Pharamaceutical Co. Ltd.	6,600	337,498
Takefuji Corp.	7,950	514,705
Teijin Ltd.	23,000	104,931
Tokyo Electric Power Co.	25,700	614,816
Tokyo Tomin Bank Ltd.	5,800	143,137
TonenGeneral Sekiyu KK	3,000	31,909
Toray Industries, Inc.	22,000	102,913
Toyota Motor Corp.	34,500	1,308,585
Trend Micro, Inc.	2,500	89,599
USS Co. Ltd.	2,080	139,104
Yokogawa Electric Corp.	9,000	111,254
TOTAL JAPAN		17,799,819
Korea (South) - 0.2%
Kookmin Bank	3,650	194,396
S-Oil Corp.	2,490	190,284
TOTAL KOREA (SOUTH)		384,680
Luxembourg - 0.1%
SES Global unit	6,600	103,552
Stolt-Nielsen SA	2,100	72,157
Tenaris SA sponsored ADR	600	56,322
TOTAL LUXEMBOURG		232,031
Netherlands - 0.7%
ASML Holding NV (NY Shares) (a)	6,300	110,880
EADS NV	5,400	181,562
ING Groep NV (Certificaten Van Aandelen)	5,400	163,296
Koninklijke Ahold NV sponsored ADR (a)	15,300	134,487
Koninklijke KPN NV	4,000	34,823
Koninklijke Numico NV (Certificaten Van Aandelen) (a)	3,370	142,197
Koninklijke Philips Electronics NV	3,200	86,784
OPG Groep NV (A Shares)(Certificaten Van Aandelen) unit	1,000	77,600
STMicroelectronics NV	1,900	32,775
Trader Classified Media NV (A Shares)	6,600	97,230
Unilever NV (Certificaten Van Aandelen)	2,100	140,808
VNU NV	5,500	157,783
TOTAL NETHERLANDS		1,360,225
Norway - 0.6%
DnB NOR ASA	20,400	213,743
Fred Olsen Energy ASA (a)	2,400	66,933
Norsk Hydro ASA sponsored ADR	1,300	123,162
Ocean RIG ASA (a)	13,900	154,205
Schibsted ASA (B Shares)	2,500	68,374
TANDBERG Television ASA (a)	21,400	272,856

	Shares	Value
Telenor ASA	12,300	$ 106,132
Yara International ASA	7,300	125,977
TOTAL NORWAY		1,131,382
Panama - 0.2%
Carnival Corp. unit	7,100	372,040
Poland - 0.1%
Polski Koncern Naftowy Orlen SA	5,100	82,240
Powszechna Kasa Oszczednosci Bank SA	7,300	60,707
TVN SA	3,500	52,683
TOTAL POLAND		195,630
Portugal - 0.1%
Media Capital SGPS SA (a)	19,600	158,275
South Africa - 0.1%
Nedbank Group Ltd.	9,100	117,664
Spain - 0.8%
Antena 3 Television SA	9,200	181,492
Banco Bilbao Vizcaya Argentaria SA	15,800	265,440
Banco Espanol de Credito SA (Reg.)	8,000	109,125
Banco Pastor SA (Reg.)	3,700	156,794
Banco Santander Central Hispano SA	27,800	342,218
Telefonica SA sponsored ADR	8,840	445,978
TOTAL SPAIN		1,501,047
Sweden - 0.3%
Eniro AB	10,200	114,624
Gambro AB (A Shares)	8,900	129,533
Skandia Foersaekrings AB	25,800	146,212
Skandinaviska Enskilda Banken AB (A Shares)	5,800	103,091
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	4,700	161,492
TOTAL SWEDEN		654,952
Switzerland - 2.2%
Alcon, Inc.	5,200	595,660
Clariant AG (Reg.)	4,800	66,685
Compagnie Financiere Richemont unit	9,440	332,629
Credit Suisse Group sponsored ADR	7,800	326,820
Nestle SA (Reg.)	1,827	501,257
Nobel Biocare Holding AG (Switzerland)	660	139,330
Novartis AG (Reg.)	13,120	639,075
Phonak Holding AG	5,023	198,823
Roche Holding AG (participation certificate)	4,170	567,026
Sika AG (Bearer)	200	132,252
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	243	182,564
Syngenta AG (Switzerland)	1,100	114,828
UBS AG (NY Shares)	4,700	385,212
TOTAL SWITZERLAND		4,182,161
Common Stocks - continued
	Shares	Value
Taiwan - 0.2%
Far EasTone Telecommunications Co. Ltd.	188,000	$ 231,239
United Microelectronics Corp.	250,000	176,890
TOTAL TAIWAN		408,129
Thailand - 0.0%
Advanced Info Service PCL (For. Reg.)	23,100	56,010
United Kingdom - 6.4%
ARM Holdings PLC	6,500	13,595
AstraZeneca PLC:
(United Kingdom)	8,100	368,064
sponsored ADR	1,600	72,704
Autonomy Corp. PLC (a)	11,900	53,437
BAE Systems PLC	41,310	223,622
Barclays PLC	23,500	232,121
BG Group PLC	23,700	196,294
Big Yellow Group PLC	16,400	60,818
Blacks Leisure Group PLC	11,800	89,800
Body Shop International PLC	37,000	149,568
BP PLC sponsored ADR	17,800	1,172,664
Brambles Industries PLC	22,600	124,425
British Land Co. PLC	11,700	172,629
BT Group PLC sponsored ADR	5,000	202,500
Cable & Wireless PLC	12,400	34,706
Cadbury Schweppes PLC	20,800	200,333
Caffe Nero Group PLC (a)	55,700	191,386
Coffeeheaven International PLC (a)	2,051,700	44,173
Corin Group PLC	19,802	134,862
Diageo PLC	19,200	267,216
Dicom Group PLC	2,900	48,319
Eircom Group PLC	33,000	67,421
EMI Group PLC	18,400	78,179
Flomerics Group PLC	35,700	46,745
Gallaher Group PLC	6,200	88,700
GCAP Media PLC	16,082	83,381
GlaxoSmithKline PLC	29,500	699,740
HBOS PLC	8,900	135,227
Hilton Group PLC	26,000	132,519
HSBC Holdings PLC (United Kingdom) (Reg.)	58,679	950,482
Intec Telecom Systems PLC (a)	42,600	47,918
Intertek Group PLC	3,600	45,113
Inventive Leisure PLC	47,700	89,284
ITE Group PLC	29,321	53,079
ITV PLC	47,700	100,602
Lloyds TSB Group PLC	15,400	130,459
Man Group PLC	5,500	157,178
Marconi Corp. PLC sponsored ADR (a)	3,000	29,100
Matalan PLC	22,800	82,248
Mothercare PLC	21,100	125,345
O2 PLC	34,900	85,414
Peacock Group PLC	15,200	70,126
Prudential PLC	20,900	197,071

	Shares	Value
Reckitt Benckiser PLC	4,639	$ 139,421
Reed Elsevier PLC	10,700	98,918
Reuters Group PLC	37,200	252,860
Rio Tinto PLC (Reg.)	6,200	205,608
Royal Bank of Scotland Group PLC	12,972	386,214
Royal Dutch Shell PLC:
Class A	3,000	91,920
Class A sponsored ADR (a)	7,800	477,984
Class B	13,131	418,025
Schroders PLC	10,300	153,692
Signet Group PLC	46,800	96,236
SkyePharma PLC (a)	63,100	65,986
Spirent PLC sponsored ADR (a)	11,000	39,710
Sportingbet PLC (a)	15,100	98,327
Standard Chartered PLC (United Kingdom)	10,500	204,842
SVG Capital PLC (a)	5,400	64,347
T&F Informa PLC	9,900	67,598
Taylor Nelson Sofres PLC	13,100	46,163
Ted Baker PLC	13,600	118,318
Tesco PLC	14,000	80,092
Thorntons PLC	20,000	54,484
Unilever PLC	6,750	65,863
Vodafone Group PLC sponsored ADR	38,000	981,540
Whatman PLC	25,000	122,150
Wolseley PLC	7,900	164,672
Yell Group PLC	13,900	110,240
TOTAL UNITED KINGDOM		12,153,777
United States of America - 28.1%
AES Corp. (a)	13,500	216,675
Alexander & Baldwin, Inc.	5,100	272,748
Allegheny Energy, Inc. (a)	9,300	265,050
Allergan, Inc.	6,300	563,031
Altria Group, Inc.	23,300	1,560,168
American Dental Partners, Inc. (a)	19,100	526,396
American Express Co.	9,300	511,500
American International Group, Inc.	15,987	962,417
AMR Corp. (a)	16,200	227,610
Analog Devices, Inc.	8,100	317,520
Apple Computer, Inc. (a)	12,500	533,125
aQuantive, Inc. (a)	15,000	282,900
Aspect Medical Systems, Inc. (a)	8,400	277,200
Avon Products, Inc.	16,700	546,257
Bank of America Corp.	21,600	941,760
BioMarin Pharmaceutical, Inc. (a)	29,600	251,600
Blue Nile, Inc. (a)	8,500	282,710
Buffalo Wild Wings, Inc. (a)	6,900	226,113
Caterpillar, Inc.	8,200	442,062
Cephalon, Inc. (a)	5,600	234,640
Coca-Cola Enterprises, Inc.	18,600	437,100
Colgate-Palmolive Co.	6,900	365,286
ConocoPhillips	4,200	262,878
Corn Products International, Inc.	10,500	252,735
Common Stocks - continued
	Shares	Value
United States of America - continued
Covad Communications Group, Inc. (a)	33,300	$ 44,955
Crown Castle International Corp. (a)	19,300	419,968
CVS Corp.	17,800	552,334
Dell, Inc. (a)	13,400	542,298
E*TRADE Financial Corp. (a)	47,800	741,378
eBay, Inc. (a)	27,380	1,143,936
Equity Lifestyle Properties, Inc.	6,800	299,676
Exelon Corp.	12,600	674,352
Exxon Mobil Corp.	28,900	1,697,875
FARO Technologies, Inc. (a)	8,400	198,912
Federated Department Stores, Inc.	12,100	918,027
FedEx Corp.	4,700	395,223
Fluor Corp.	5,000	319,000
GameStop Corp. Class A (a)	14,300	491,205
Genentech, Inc. (a)	6,900	616,377
General Electric Co.	59,400	2,049,300
General Growth Properties, Inc.	10,540	484,629
Golden West Financial Corp., Delaware	5,900	384,208
Google, Inc. Class A (sub. vtg.)	3,300	949,608
Halliburton Co.	17,100	958,455
Harris Corp.	14,600	541,222
Headwaters, Inc. (a)	8,600	367,650
Health Net, Inc. (a)	6,900	267,720
Highwoods Properties, Inc. (SBI)	6,000	189,900
Honeywell International, Inc.	13,800	542,064
Hudson City Bancorp, Inc.	5,000	59,150
Intel Corp.	56,700	1,538,838
Janus Capital Group, Inc.	17,000	255,340
JCPenney Co., Inc.	5,800	325,612
Johnson & Johnson	19,000	1,215,240
JPMorgan Chase & Co.	21,500	755,510
Juniper Networks, Inc. (a)	7,500	179,925
KB Home	12,000	982,920
Lamar Advertising Co. Class A (a)	10,900	479,709
Lehman Brothers Holdings, Inc.	4,200	441,546
MedImmune, Inc. (a)	17,000	482,970
Microsoft Corp.	60,400	1,546,844
Monsanto Co.	8,900	599,593
National Semiconductor Corp.	12,900	318,759
Newmont Mining Corp.	6,500	244,075
optionsXpress Holdings, Inc.	14,400	233,568
PepsiCo, Inc.	15,790	861,029
Praxair, Inc.	8,900	439,571
Prudential Financial, Inc.	6,400	428,160
QUALCOMM, Inc.	13,900	548,911
Quicksilver Resources, Inc. (a)	7,950	336,762
Red Robin Gourmet Burgers, Inc. (a)	4,600	276,184
Robert Half International, Inc.	10,100	342,289
Saks, Inc.	13,800	292,836
Sepracor, Inc. (a)	4,900	256,515
Service Corp. International (SCI)	29,700	257,499
Staples, Inc.	19,800	450,846

	Shares	Value
Starbucks Corp. (a)	4,100	$ 215,455
State Street Corp.	6,700	333,258
Symantec Corp. (a)	13,900	305,383
Synthes, Inc.	1,720	186,624
Telewest Global, Inc. (a)	137,962	3,082,071
The Boeing Co.	3,600	237,636
The Coca-Cola Co.	11,200	490,112
THQ, Inc. (a)	5,400	188,892
Toll Brothers, Inc. (a)	13,200	731,544
TradeStation Group, Inc. (a)	68,000	652,120
UnitedHealth Group, Inc.	13,200	690,360
Urban Outfitters, Inc. (a)	7,400	449,254
Valero Energy Corp.	8,200	678,796
Walgreen Co.	18,800	899,768
Walt Disney Co.	11,600	297,424
Watts Water Technologies, Inc. Class A	7,500	273,750
WebMD Corp. (a)	11,800	125,198
Wells Fargo & Co.	14,000	858,760
Whole Foods Market, Inc.	2,200	300,322
Wireless Facilities, Inc. (a)	31,300	201,572
Wm. Wrigley Jr. Co.	8,500	604,690
XM Satellite Radio Holdings, Inc. Class A (a)	8,300	295,729
Yahoo!, Inc. (a)	30,200	1,006,868
TOTAL UNITED STATES OF AMERICA		53,805,540
TOTAL COMMON STOCKS (Cost $92,565,367)		114,153,453
Government Obligations - 24.1%
		Principal Amount (d)
France - 1.5%
French Government 3.5% 1/12/08	EUR	2,300,000	2,866,835
Germany - 3.3%
German Federal Republic 4.5% 8/18/06	EUR	5,125,000	6,363,200
Italy - 0.6%
Italian Republic 4.25% 8/1/14	EUR	900,000	1,170,911
Japan - 9.9%
Japan Government:
0.1% 6/20/07	JPY	1,500,000,000	13,342,258
1.9% 3/20/08	JPY	600,000,000	5,577,394
TOTAL JAPAN			18,919,652
Norway - 0.7%
Kingdom of Norway 6.75% 1/15/07	NOK	8,500,000	1,387,493
Spain - 1.1%
Spanish Kingdom 3% 7/30/07	EUR	1,600,000	1,968,130
Government Obligations - continued
		Principal Amount (d)	Value
United Kingdom - 0.6%
United Kingdom, Great Britain & Northern Ireland 7.5% 12/7/06	GBP	650,000	$ 1,191,714
United States of America - 6.4%
U.S. Treasury Bills, yield at date of purchase 3.08% to 3.2% 9/29/05 to 10/13/05 (e)		$ 500,000	497,052
U.S. Treasury Notes:
3.375% 12/15/08		4,000,000	3,910,000
3.5% 5/31/07		7,950,000	7,878,577
TOTAL UNITED STATES OF AMERICA			12,285,629
TOTAL GOVERNMENT OBLIGATIONS (Cost $46,173,010)			46,153,564
Money Market Funds - 15.8%
		Shares
Fidelity Cash Central Fund, 3.31% (b)		30,060,393	30,060,393
Fidelity Securities Lending Cash Central Fund, 3.32% (b)(c)		240,600	240,600
TOTAL MONEY MARKET FUNDS (Cost $30,300,993)			30,300,993
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $169,039,370)			190,608,010
NET OTHER ASSETS - 0.4%			695,746
NET ASSETS - 100%			$ 191,303,756
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
14 DAX 100 Index Contracts (Germany)	Sept. 2005	$ 2,079,225	$ 93,031
19 Nasdaq 100 Index Contracts	Sept. 2005	3,061,850	163,155
TOTAL EQUITY INDEX CONTRACTS		$ 5,141,075	$ 256,186
The face value of futures purchased as a percentage of net assets - 2.7%
Currency Abbreviations
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
NOK	-	Norwegian krone
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $497,052.
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $169,168,101. Net unrealized appreciation aggregated $21,439,909, of which $23,789,731 related to appreciated investment securities and $2,349,822 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Discovery Fund

July 31, 2005

1.804822.101

IGI-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value (000s)
Australia - 4.8%
ABC Learning Centres Ltd.	1,714,100	$ 7,007
AMP Ltd.	699,000	3,588
Babcock & Brown Japan Property Trust	6,743,900	6,994
BHP Billiton Ltd.	1,731,800	25,648
Billabong International Ltd.	565,928	6,097
Caltex Australia Ltd.	272,100	3,630
Commonwealth Bank of Australia	241,000	7,126
Computershare Ltd.	1,432,900	6,682
ConnectEast Group	10,640,382	6,404
CSL Ltd.	269,050	7,105
Downer EDI Ltd.	1,633,476	7,148
Macquarie Airports unit	3,858,903	9,787
Macquarie Bank Ltd.	391,000	18,648
Macquarie Capital Alliance Group (a)	3,560,200	5,660
Macquarie Communications Infrastructure Group unit	1,632,940	7,850
Macquarie Infrastructure Group unit	2,029,000	6,129
QBE Insurance Group Ltd.	547,792	7,021
Rinker Group Ltd.	984,100	11,242
Transurban Group unit	918,000	4,976
Westfield Group unit	676,200	9,215
TOTAL AUSTRALIA		167,957
Austria - 0.7%
Erste Bank der Oesterreichischen Sparkassen AG	208,400	10,613
OMV AG	259,000	12,059
TOTAL AUSTRIA		22,672
Brazil - 0.6%
Banco Bradesco SA (PN) sponsored ADR (non-vtg.)	302,300	10,526
Banco Itau Holding Financeira SA (PN)	55,107	10,377
TOTAL BRAZIL		20,903
Cayman Islands - 0.3%
Foxconn International Holdings Ltd.	4,277,000	3,521
Kingboard Chemical Holdings Ltd.	2,727,000	7,788
TOTAL CAYMAN ISLANDS		11,309
China - 0.6%
Beijing Media Corp. Ltd. (H Shares)	1,124,000	2,415
China Techfaith Wireless Communication Technology Ltd. sponsored ADR	153,400	2,866
Li Ning Co. Ltd.	7,030,000	2,984
Common Stocks - continued
	Shares	Value (000s)
China - continued
Weichai Power Co. Ltd. (H Shares)	2,798,000	$ 6,749
Xinao Gas Holdings Ltd.	5,392,000	4,266
TOTAL CHINA		19,280
Denmark - 1.0%
GN Store Nordic AS	1,347,000	14,997
Novo Nordisk AS Series B sponsored ADR	236,500	12,267
Vestas Wind Systems AS (a)	472,800	8,684
TOTAL DENMARK		35,948
Finland - 2.4%
Citycon Oyj	576,935	2,232
Fortum Oyj	538,600	9,842
Kemira GrowHow Oyj	656,900	5,711
Neste Oil Oyj	174,750	4,859
Nokia Corp. sponsored ADR	2,500,600	39,885
Nokian Tyres Ltd.	500,300	10,143
Sampo Oyj (A Shares)	695,900	10,648
TOTAL FINLAND		83,320
France - 9.2%
AXA SA	572,300	15,624
BNP Paribas SA	167,327	12,102
Eiffage SA	129,693	11,912
Financiere Marc de Lacharriere SA (Fimalac)	94,958	5,316
France Telecom SA sponsored ADR	329,107	10,169
Gaz de France	25,500	837
Groupe Danone	73,800	7,302
Lagardere S.C.A. (Reg.)	248,900	17,972
Louis Vuitton Moet Hennessy (LVMH)	102,800	8,544
Neopost SA	210,900	19,613
Nexity	381,200	16,085
Orpea (a)	249,764	12,771
Pernod-Ricard	81,900	13,714
Renault SA	190,300	17,444
Sanofi-Aventis sponsored ADR	670,900	29,050
Suez SA (France)	559,900	15,377
Thomson SA	184,500	4,183
Total SA Series B	261,544	65,386
Vinci SA	169,100	13,696
Common Stocks - continued
	Shares	Value (000s)
France - continued
Vivendi Universal SA	75,000	$ 2,383
Vivendi Universal SA sponsored ADR	662,000	21,038
TOTAL FRANCE		320,518
Germany - 9.0%
Adidas-Salomon AG	38,054	6,893
Allianz AG (Reg.)	257,030	32,720
Bayer AG sponsored ADR	459,000	16,377
Bijou Brigitte Modische Accessoires AG	57,984	11,962
Cewe Color Holding AG	81,100	4,602
Continental AG	93,400	7,248
Deutsche Boerse AG	136,000	11,945
Deutsche Telekom AG sponsored ADR	759,400	15,021
Deutz AG (a)	1,121,500	6,051
E.ON AG	310,100	28,653
ElringKlinger AG	29,150	2,194
ESCADA AG (a)	134,277	3,256
Fielmann AG	87,559	6,476
GFK AG	288,897	11,388
Hypo Real Estate Holding AG	347,168	14,102
Infineon Technologies AG sponsored ADR (a)	850,000	8,347
K&S AG	75,900	4,762
Krones AG	38,000	4,124
Linde AG	156,800	11,033
Merck KGaA	180,100	16,037
Metro AG	111,400	5,603
MPC Muenchmeyer Petersen Capital AG	44,338	3,200
MTU Aero Engines Holding AG	79,100	2,484
Pfleiderer AG (a)	938,180	20,078
RWE AG	255,519	17,120
SAP AG	120,100	20,571
Siemens AG sponsored ADR	100,000	7,697
SolarWorld AG	112,700	10,977
TOTAL GERMANY		310,921
Greece - 0.7%
EFG Eurobank Ergasias SA	311,750	10,002
Greek Organization of Football Prognostics SA	494,030	16,077
TOTAL GREECE		26,079
Hong Kong - 2.7%
Chaoda Modern Agriculture (Holdings) Ltd.	12,600,000	4,944
Common Stocks - continued
	Shares	Value (000s)
Hong Kong - continued
China Merchants Holdings International Co. Ltd.	1,642,000	$ 3,337
Cosco Pacific Ltd.	2,556,000	5,031
Esprit Holdings Ltd.	2,846,000	21,234
Hong Kong & Shanghai Hotels Ltd.	2,381,500	2,788
Hutchison Whampoa Ltd.	1,234,000	12,056
Kerry Properties Ltd.	2,577,000	6,663
Li & Fung Ltd.	4,172,000	8,829
Paul Y-ITC Construction Holdings Ltd.	13,154,000	2,047
Shun Tak Holdings Ltd.	5,742,000	5,134
Techtronic Industries Co. Ltd.	6,707,500	16,653
Wharf Holdings Ltd.	1,509,000	5,668
TOTAL HONG KONG		94,384
India - 1.6%
ABB Ltd. India	108,979	3,663
Bajaj Auto Ltd.	106,295	3,546
Bank of Baroda	69,307	420
Bharat Forge Ltd.	471,555	3,388
Cipla Ltd.	511,165	3,965
Crompton Greaves Ltd.	222,464	2,840
Geodesic Information Systems Ltd.	34,156	143
Infosys Technologies Ltd.	296,842	15,501
Infrastructure Development Finance Co. Ltd. (a)	581,885	455
Pfizer Ltd.	218,539	4,080
State Bank of India	721,022	15,268
Yes Bank Ltd.	820,650	1,180
TOTAL INDIA		54,449
Ireland - 1.6%
Allied Irish Banks PLC	776,300	16,811
C&C Group PLC	2,043,700	9,962
Independent News & Media PLC (Ireland)	3,153,642	9,712
Jurys Doyle Hotel Group PLC (Ireland)	341,800	6,755
Paddy Power PLC (Ireland)	623,197	11,259
TOTAL IRELAND		54,499
Italy - 2.2%
Autostrade Spa	345,500	8,714
Banche Popolari Unite Scarl	263,700	5,336
Cassa Di Risparmio Di Firenze	2,248,700	6,099
ENI Spa	288,800	8,167
ENI Spa sponsored ADR	149,700	21,168
Common Stocks - continued
	Shares	Value (000s)
Italy - continued
Lottomatica Spa New	227,400	$ 7,886
Mediobanca Spa	391,500	7,481
Pirelli & C. Real Estate Spa	122,800	7,384
Unicredito Italiano Spa	922,800	4,890
TOTAL ITALY		77,125
Japan - 15.1%
Aiful Corp.	160,850	11,601
Aisin Seiki Co. Ltd.	241,900	5,669
Asahi Breweries Ltd.	839,400	9,466
Asahi Glass Co. Ltd.	1,004,000	9,697
Astellas Pharma, Inc.	249,300	8,115
Canon, Inc.	376,100	18,493
Credit Saison Co. Ltd.	408,800	13,633
Don Quijote Co. Ltd.	45,500	2,594
E*Trade Securities Co. Ltd.	2,590	7,509
FamilyMart Co. Ltd.	281,200	8,203
Fuji Photo Film Co. Ltd.	169,000	5,276
Fullcast Co. Ltd.	1,334	3,369
Hokuto Corp.	144,400	2,864
Honda Motor Co. Ltd.	200,100	10,313
Hoya Corp.	111,400	13,731
JAFCO Co. Ltd.	116,400	6,294
JSR Corp.	396,600	7,848
Kose Corp.	165,200	5,744
Matsushita Electric Industrial Co. Ltd.	1,492,000	24,200
Mitsui & Co. Ltd.	1,155,000	11,135
Mitsui Trust Holdings, Inc.	1,414,000	14,310
Mizuho Financial Group, Inc.	4,023	18,139
Murata Manufacturing Co. Ltd.	101,100	4,891
Nidec Corp.	37,100	4,012
Nippon Chemi-con Corp.	777,000	4,416
Nippon Oil Corp.	1,072,000	7,360
Nishi-Nippon City Bank Ltd.	1,065,000	4,347
Nishimatsuya Chain Co. Ltd.	70,900	1,835
Nitto Denko Corp.	399,900	21,979
OMC Card, Inc.	42,000	559
Omron Corp.	499,000	10,651
ORIX Corp.	162,300	23,989
Rakuten, Inc.	5,472	4,195
Sanken Electric Co. Ltd.	332,000	3,859
Sega Sammy Holdings, Inc.	306,600	18,950
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
SFCG Co. Ltd.	64,890	$ 14,600
Sharp Corp.	1,094,000	16,559
Sompo Japan Insurance, Inc.	729,000	6,931
Sumitomo Electric Industries Ltd.	1,487,000	16,676
Sumitomo Forestry Co. Ltd.	448,000	4,152
Sumitomo Mitsui Financial Group, Inc.	3,604	23,750
Sumitomo Rubber Industries Ltd.	677,000	6,809
T&D Holdings, Inc.	146,200	6,930
Takeda Pharamaceutical Co. Ltd.	90,300	4,618
THK Co. Ltd.	228,200	5,053
TIS, Inc.	92,600	2,718
Tokuyama Corp.	1,435,000	11,537
Tokyo Electron Ltd.	481,000	26,008
Tokyo Tomin Bank Ltd.	284,400	7,019
Toyo Ink Manufacturing Co. Ltd.	829,000	3,332
Toyota Motor Corp.	895,200	33,955
USS Co. Ltd.	82,540	5,520
TOTAL JAPAN		525,413
Korea (South) - 1.5%
Daegu Bank Co. Ltd.	385,260	3,859
LG Household & Health Care Ltd.	76,490	3,670
LG.Philips LCD Co. Ltd. sponsored ADR	232,400	5,350
S-Oil Corp.	90,830	6,941
Samsung Electronics Co. Ltd.	22,413	12,375
Shinhan Financial Group Co. Ltd.	418,100	12,727
Shinsegae Co. Ltd.	15,900	5,648
TOTAL KOREA (SOUTH)		50,570
Luxembourg - 0.7%
SES Global unit	1,048,962	16,458
Stolt-Nielsen SA Class B sponsored ADR	195,300	6,656
TOTAL LUXEMBOURG		23,114
Mexico - 0.1%
Urbi, Desarrollos Urbanos, SA de CV (a)	604,900	3,773
Netherlands - 3.8%
ASM International NV (Nasdaq) (a)	281,500	4,352
ASML Holding NV (NY Shares) (a)	1,388,900	24,445
Axalto Holding NV (a)	180,900	6,251
EADS NV	369,500	12,424
ING Groep NV (Certificaten Van Aandelen)	588,444	17,795
Common Stocks - continued
	Shares	Value (000s)
Netherlands - continued
Koninklijke Numico NV (Certificaten Van Aandelen) (a)	325,300	$ 13,726
Koninklijke Philips Electronics NV (NY Shares)	436,700	11,843
Randstad Holdings NV	198,700	8,102
TomTom Group BV	332,800	11,004
Unilever NV (NY Shares)	187,200	12,526
VNU NV	388,575	11,147
TOTAL NETHERLANDS		133,615
Norway - 1.6%
DnB NOR ASA	1,648,600	17,273
Schibsted ASA (B Shares)	418,100	11,435
TANDBERG ASA	585,300	6,651
TANDBERG Television ASA (a)	950,400	12,118
Yara International ASA	501,600	8,656
TOTAL NORWAY		56,133
Philippines - 0.4%
Philippine Long Distance Telephone Co.	106,000	3,067
Philippine Long Distance Telephone Co. sponsored ADR	338,000	9,826
TOTAL PHILIPPINES		12,893
Poland - 0.3%
Powszechna Kasa Oszczednosci Bank SA	200,700	1,669
TVN SA	503,842	7,584
TOTAL POLAND		9,253
Portugal - 0.7%
Impresa SGPS (a)	2,493,400	16,174
Media Capital SGPS SA (a)	1,046,093	8,447
TOTAL PORTUGAL		24,621
Russia - 0.2%
Mobile TeleSystems OJSC sponsored ADR	146,700	5,202
Novatek JSC GDR (a)(d)	66,900	1,385
TOTAL RUSSIA		6,587
Singapore - 0.5%
HTL International Holdings Ltd.	5,750,000	4,595
Keppel Corp. Ltd.	1,166,000	8,828
STATS ChipPAC Ltd. (a)	4,624,000	3,195
TOTAL SINGAPORE		16,618
Common Stocks - continued
	Shares	Value (000s)
South Africa - 1.1%
FirstRand Ltd.	2,255,900	$ 5,439
JD Group Ltd.	522,600	5,859
MTN Group Ltd.	1,019,800	7,209
Nedbank Group Ltd.	404,000	5,224
Standard Bank Group Ltd.	522,700	5,622
Steinhoff International Holdings Ltd.	3,205,100	8,093
TOTAL SOUTH AFRICA		37,446
Spain - 2.0%
Altadis SA (Spain)	372,200	15,732
Antena 3 Television SA	554,756	10,944
Banco Bilbao Vizcaya Argentaria SA	494,200	8,303
Banco Santander Central Hispano SA	576,700	7,099
Gestevision Telecinco SA	339,915	8,057
Telefonica SA sponsored ADR	416,079	20,991
TOTAL SPAIN		71,126
Sweden - 1.4%
Eniro AB	1,035,700	11,639
Gambro AB (A Shares)	549,550	7,998
Hennes & Mauritz AB (H&M) (B Shares)	456,450	16,285
Skandia Foersaekrings AB	836,080	4,738
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	215,900	7,418
TOTAL SWEDEN		48,078
Switzerland - 8.9%
ABB Ltd. sponsored ADR (a)	2,803,300	19,090
Actelion Ltd. (Reg.) (a)	61,976	6,648
Bucher Holding AG	90,000	6,322
Compagnie Financiere Richemont unit	605,187	21,324
Credit Suisse Group (Reg.)	552,006	23,129
Logitech International SA (Reg.) (a)	246,526	9,519
Nestle SA (Reg.)	115,376	31,655
Nobel Biocare Holding AG (Switzerland)	80,701	17,036
Novartis AG (Reg.)	1,145,924	55,818
Phonak Holding AG	213,528	8,452
Roche Holding AG (participation certificate)	412,094	56,035
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	10,415	7,825
Syngenta AG (Switzerland)	77,508	8,091
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
The Swatch Group AG (Reg.)	311,573	$ 9,201
UBS AG (NY Shares)	335,950	27,534
TOTAL SWITZERLAND		307,679
Taiwan - 1.6%
Acer, Inc.	5,824,000	11,092
Advanced Semiconductor Engineering, Inc.	14,421,000	11,312
Holtek Semiconductor, Inc.	1,725,371	1,960
Hon Hai Precision Industries Co. Ltd.	1,053,498	5,917
Siliconware Precision Industries Co. Ltd.	6,948,746	7,152
Taiwan Semiconductor Manufacturing Co. Ltd.	860,132	1,436
United Microelectronics Corp.	25,240,272	17,859
TOTAL TAIWAN		56,728
Thailand - 0.3%
PTT Exploration & Production PCL (For. Reg.)	924,900	9,414
United Kingdom - 17.2%
3i Group PLC	546,541	6,839
AstraZeneca PLC sponsored ADR	585,000	26,582
BAE Systems PLC	4,125,009	22,330
BG Group PLC	1,368,000	11,330
BG Group PLC sponsored ADR	200,000	8,334
Big Yellow Group PLC	1,078,700	4,000
Body Shop International PLC	694,700	2,808
BP PLC sponsored ADR	1,168,900	77,007
British Land Co. PLC	627,900	9,264
BT Group PLC	3,170,000	12,838
Cadbury Schweppes PLC sponsored ADR	183,000	7,071
Carnival PLC	212,200	11,385
CLS Holdings PLC (a)	623,893	5,014
Enterprise Inns PLC	505,225	7,263
GlaxoSmithKline PLC sponsored ADR	493,000	23,388
HSBC Holdings PLC:
(Hong Kong) (Reg.)	2,335,677	37,833
(United Kingdom) (Reg.)	700,000	11,339
Inchcape PLC	274,800	9,771
Man Group PLC	228,400	6,527
NDS Group PLC sponsored ADR (a)	83,800	3,036
Prudential PLC	1,386,100	13,070
Reckitt Benckiser PLC	221,900	6,669
Reuters Group PLC sponsored ADR	315,700	12,893
RHM PLC	1,045,700	5,330
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Rio Tinto PLC sponsored ADR	58,400	$ 7,747
Rolls-Royce Group PLC	996,410	5,858
Royal Bank of Scotland Group PLC	760,800	22,651
Royal Dutch Shell PLC:
Class A sponsored ADR (a)	250,000	15,320
Class B	1,861,659	59,266
SIG PLC	536,100	6,195
Smiths Group PLC	573,500	9,661
Sportingbet PLC (a)	1,264,800	8,236
Standard Chartered PLC (United Kingdom)	588,500	11,481
T&F Informa PLC	1,379,400	9,419
Ted Baker PLC	617,700	5,374
Tesco PLC	2,887,000	16,516
Vodafone Group PLC	24,328,312	62,840
Whatman PLC	489,600	2,392
William Hill PLC	1,104,700	11,203
TOTAL UNITED KINGDOM		596,080
United States of America - 0.9%
Macquarie Infrastructure Co. Trust	131,000	3,720
Synthes, Inc.	96,588	10,480
Telewest Global, Inc. (a)	811,103	18,120
TOTAL UNITED STATES OF AMERICA		32,320
TOTAL COMMON STOCKS (Cost $2,825,290)		3,320,825
Nonconvertible Preferred Stocks - 1.7%

Germany - 0.8%
Fresenius AG	91,800	11,793
Porsche AG (non-vtg.)	20,595	16,332
TOTAL GERMANY		28,125
Italy - 0.9%
Banca Intesa Spa (Risp)	4,374,046	20,063
Telecom Italia Spa (Risp)	4,242,485	11,425
TOTAL ITALY		31,488
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $45,322)		59,613
Government Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.85% to 2.97% 8/18/05 to 9/8/05 (e) (Cost $1,545)	$ 1,550	$ 1,545
Money Market Funds - 2.9%
	Shares
Fidelity Cash Central Fund, 3.31% (b)	64,974,173	64,974
Fidelity Securities Lending Cash Central Fund, 3.32% (b)(c)	35,133,177	35,133
TOTAL MONEY MARKET FUNDS (Cost $100,107)		100,107
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $2,972,264)		3,482,090
NET OTHER ASSETS - (0.4)%		(13,396)
NET ASSETS - 100%		$ 3,468,694
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
450 Nikkei 225 Index Contracts (Japan)	Sept. 2005	$ 26,730	$ 1,336
The face value of futures purchased as a percentage of net assets - 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,385,000 or 0.0% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,545,000.
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $2,972,997,000. Net unrealized appreciation aggregated $509,093,000, of which $550,721,000 related to appreciated investment securities and $41,628,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor International
Small Cap Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2005

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Small Cap Fund

1.805999.101

AISC-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value (000s)
Australia - 9.9%
ABC Learning Centres Ltd.	2,621,000	$ 10,715
Aristocrat Leisure Ltd.	163,900	1,544
Australian Stock Exchange Ltd.	604,239	11,756
Aztec Resources Ltd. (a)	10,374,447	1,335
Babcock & Brown Japan Property Trust	2,007,900	2,083
Baycorp Advantage Ltd.	432,538	1,261
Billabong International Ltd.	660,900	7,120
BlueScope Steel Ltd.	185,009	1,319
Bradken Ltd.	2,202,829	4,703
Caltex Australia Ltd.	397,800	5,306
Centamin Egypt Ltd. (a)	7,820,178	1,821
Centennial Coal Co. Ltd.	1,296,619	4,888
Coates Hire Ltd.	654,200	2,377
Cochlear Ltd.	216,400	6,623
Computershare Ltd.	1,370,972	6,393
ConnectEast Group	5,178,429	3,117
CSL Ltd.	24,500	647
CSR Ltd.	3,008,000	5,966
DB RREEF Trust unit	1,850,000	1,940
DCA Group Ltd.	3,404,900	10,182
Dominos Pizza Australia New Zealand Ltd.	1,116,060	2,416
Downer EDI Ltd.	1,741,600	7,621
Dwyka Diamonds Ltd. (a)	6,329,853	3,616
Elixir Petroleum Ltd. (a)	3,666,540	1,257
Elkedra Diamonds NL (a)	3,000,000	712
Elkedra Diamonds NL warrants 8/31/07 (a)	3,000,000	171
Fox Resources Ltd. (a)(d)	4,514,836	1,299
Fox Resources Ltd. warrants 6/30/07 (a)	342,636	18
Gunns Ltd.	820,100	2,365
Hardman Resources Ltd.:
(Australia) (a)	2,002,781	3,715
(United Kingdom) (a)	480,653	885
Iluka Resources Ltd.	789,500	4,925
Macquarie Communications Infrastructure Group unit	1,949,300	9,371
Macquarie Infrastructure Group unit	965,700	2,917
Metcash Ltd.	913,700	2,836
Mineral Deposits Ltd. (a)	4,920,000	2,458
Mortgage Choice Ltd.	650,000	630
Novera Energy Ltd. (a)	856,600	956
Paladin Resources Ltd. (a)	2,061,600	2,645
Publishing & Broadcasting Ltd.	547,300	6,381
QBE Insurance Group Ltd.	627,523	8,043
Common Stocks - continued
	Shares	Value (000s)
Australia - continued
Rinker Group Ltd.	306,300	$ 3,499
Roc Oil Co. Ltd. (a)	7,820,792	13,745
Seek Ltd.	1,260,102	2,404
SFE Corp. Ltd.	336,800	2,823
Sigma Co. Ltd.	197,600	1,399
Sphere Investments Ltd. (a)(d)	4,767,317	2,436
Stockland unit	375,701	1,630
Sylvania Resources Ltd. (a)(d)	5,145,679	1,558
Tap Oil Nl (a)	391,700	824
Transurban Group unit	115,600	627
UNiTAB Ltd.	182,682	1,947
United Group Ltd.	1,737,221	12,126
Virotec International Ltd.:
(Australia) (a)	1,852,832	1,185
(United Kingdom) (a)	5,185,500	3,554
WorleyParsons Ltd.	980,600	5,939
Zinifex Ltd. (a)	321,800	782
TOTAL AUSTRALIA		212,811
Belgium - 0.8%
Euronav NV	57,000	1,901
Melexis NV	93,199	1,130
Omega Pharma SA	84,500	4,769
Punch International NV (a)	15,200	1,198
Recticel SA	577,444	5,370
Roularta Media Group NV	37,576	2,608
TOTAL BELGIUM		16,976
Bermuda - 0.6%
Aquarius Platinum Ltd. (United Kingdom)	780,305	4,320
Asia Aluminum Holdings Ltd. (a)	5,348,000	605
Jinhui Shipping & Transportation Ltd.	512,000	1,862
Petra Diamonds Ltd. (a)	1,708,906	1,952
Ports Design Ltd.	1,088,500	868
Ship Finance International Ltd. (NY Shares)	10,188	192
Tanzanite One Ltd.	1,949,701	2,896
TOTAL BERMUDA		12,695
Brazil - 0.2%
Petroleo Brasileiro SA Petrobras sponsored ADR (a)	86,900	4,568
British Virgin Islands - 0.0%
Albidon Ltd. unit (a)	1,000,000	395
Common Stocks - continued
	Shares	Value (000s)
Canada - 2.1%
Adastra Minerals, Inc. (a)	893,900	$ 1,296
Altius Minerals Corp. (a)	400,000	1,078
Azure Dynamics Corp. Class A (a)	1,425,700	1,153
Bankers Petroleum Ltd. (a)	3,467,000	3,794
Banro Corp. (a)	623,400	3,437
BDI Mining Corp. (a)(d)	4,282,600	2,032
Brazilian Diamonds Ltd. (a)	1,300,000	398
First Quantum Minerals Ltd.	164,600	3,563
Grove Energy Ltd. (a)	3,049,240	1,769
La Mancha Resources, Inc. (a)	561,000	472
Oilexco, Inc. (a)	5,440,500	13,597
Starfield Resources, Inc. (a)(d)	10,822,531	4,155
StrataGold Corp. (a)	2,229,000	983
Uruguay Mineral Exploration, Inc. (a)	245,200	801
Visual Defence, Inc.	1,478,900	1,235
Western Canadian Coal Corp. (a)	834,718	3,327
Western Canadian Coal Corp.:
warrants 2/9/06 (a)	84,359	33
(United Kingdom) (a)	548,286	2,240
TOTAL CANADA		45,363
Cayman Islands - 1.1%
Foxconn International Holdings Ltd.	2,076,000	1,709
Hong Kong Economic Time Holdings Ltd.	1,100,000	241
Hutchison Telecommunications International Ltd.	2,170,000	2,498
Kingboard Chemical Holdings Ltd.	3,986,180	11,384
Norstar Founders Group Ltd.	12,156,000	3,112
SinoCom Software Group Ltd.	5,326,000	3,700
TOTAL CAYMAN ISLANDS		22,644
China - 0.2%
Anhui Expressway Co. Ltd. (H Shares)	1,710,000	1,188
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	376,000	3
Tong Ren Tang Technologies Co. Ltd. (H Shares)	360,000	667
Vision Grande Group Holdings Ltd.	1,162,000	732
Xinao Gas Holdings Ltd.	1,680,000	1,329
TOTAL CHINA		3,919
Czech Republic - 0.2%
Komercni Banka AS unit	84,634	3,775
Common Stocks - continued
	Shares	Value (000s)
Denmark - 0.0%
Coloplast AS Series B	4,630	$ 272
Estonia - 0.0%
Tallinna Vesi AS	14,100	193
Finland - 1.9%
Aldata Solutions Oyj (a)	2,065,976	4,509
Alma Media Corp. (a)	133,020	2,226
Capman Oyj (B Shares)	426,937	1,418
Citycon Oyj	258,000	998
Inion OY	1,957,900	4,284
Neste Oil Oyj	564,300	15,689
Nokian Tyres Ltd.	546,580	11,081
Vacon Oyj	73,381	1,246
TOTAL FINLAND		41,451
France - 1.3%
Altamir et Compagnie SA (a)	6,100	1,131
Bongrain SA	1,900	116
Bourbon SA	15,638	1,109
BVRP Software SA (a)	144,796	3,274
Constructions Industrielles dela Mediterranee SA	11,500	1,001
Damartex SA	21,485	714
Groupe Open SA	52,500	808
Groupe Open SA warrants 10/21/06 (a)	14,809	10
Guerbet SA	4,100	413
Ipsos SA	16,003	1,764
Lagardere S.C.A. (Reg.)	21,700	1,567
Maisons France Confort	31,494	1,384
Nexity	49,900	2,106
Orpea (a)	25,207	1,289
Sechilienne-Sidec	8,346	3,592
Signaux Girod	11,346	849
SPIR Communication SA	9,447	1,923
Stedim SA	5,187	141
Tessi SA	24,066	1,517
The Lisi Group	22,500	1,629
Toupargel-Agrigel	12,096	431
Vivendi Universal SA	48,632	1,546
TOTAL FRANCE		28,314
Germany - 5.7%
Advanced Photonics Technologies AG (a)	48,552	87
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
Articon-Integralis AG (Reg.) (a)	495,185	$ 2,282
AWD Holding AG	45,300	2,072
Bijou Brigitte Modische Accessoires AG	13,791	2,845
Deutsche Boerse AG	43,900	3,856
Deutz AG (a)	1,676,400	9,045
ElringKlinger AG	9,142	688
Fielmann AG	19,100	1,413
Freenet.de AG	305,919	8,680
Fresenius AG	43,586	5,206
Grenkeleasing AG	32,618	1,610
Hawesko Holding AG	31,800	1,234
K&S AG	482,300	30,263
Kontron AG (a)	154,264	1,203
Merck KGaA	48,441	4,313
Norddeutsche Affinerie AG	43,300	914
Parsytec AG (a)	188,871	630
PC-Spezialist Franchise AG	93,800	977
Pfleiderer AG (a)	1,540,759	32,973
PSI AG (a)	228,043	1,106
Pulsion Medical Systems AG (a)	98,511	549
Rational AG	17,800	1,964
Suedzucker AG (Bearer)	285,000	5,957
United Internet AG	40,352	1,260
TOTAL GERMANY		121,127
Gibraltar - 0.3%
PartyGaming PLC	2,183,900	6,640
Greece - 1.6%
Alfa-Beta Vassilopoulos SA (Reg.) (a)	148,500	2,193
Autohellas SA	238,800	1,013
Fourlis Holdings SA	252,000	2,218
Greek Organization of Football Prognostics SA	135,742	4,418
Hellenic Exchanges Holding SA	166,195	1,419
Hyatt Regency SA (Reg.)	309,882	3,855
Intralot SA	148,600	2,522
Motor Oil (HELLAS) Corinth Refineries SA	155,420	2,412
Sarantis SA (Reg.)	1,633,418	13,071
Technical Olympic SA (Reg.)	80,896	539
TOTAL GREECE		33,660
Common Stocks - continued
	Shares	Value (000s)
Hong Kong - 0.8%
ASM Pacific Technology Ltd.	935,000	$ 4,378
Cafe de Coral Holdings Ltd.	538,000	612
Chen Hsong Holdings Ltd.	1,060,000	617
China Insurance International Holdings Co. Ltd. (a)	2,940,000	993
Fong's Industries Co. Ltd.	346,000	247
Hong Kong & Shanghai Hotels Ltd.	1,286,000	1,505
JCG Holdings Ltd.	880,000	928
Linmark Group Ltd.	200,000	57
Lung Kee (Bermuda) Holdings	978,000	711
Next Media Ltd. (a)	3,230,000	1,434
Shanghai Industrial Holdings Ltd. Class H	339,000	717
Shun Tak Holdings Ltd.	1,376,000	1,230
Solomon Systech Ltd.	8,094,000	2,577
Vtech Holdings Ltd.	199,000	540
TOTAL HONG KONG		16,546
Hungary - 0.4%
MOL Magyar Olay-es Gazipari RT Series A (For. Reg.)	44,200	4,430
OTP Bank Rt.	127,473	4,795
TOTAL HUNGARY		9,225
India - 1.0%
Bank of Baroda	41,138	249
Geodesic Information Systems Ltd.	350,568	1,482
Indian Hotels Co. Ltd.	154,400	2,330
Infrastructure Development Finance Co. Ltd. (a)	359,030	281
IVRCL Infrastructures & Projects Ltd.	114,145	1,632
Max India Ltd. (a)	3,784	48
State Bank of India	697,026	14,760
TOTAL INDIA		20,782
Ireland - 0.8%
Aminex PLC (a)	3,160,919	437
Donegal Creameries PLC	223,100	1,150
IAWS Group PLC (Ireland)	38,059	555
Independent News & Media PLC (Ireland)	482,464	1,486
Kenmare Resources PLC (a)	7,306,500	3,820
Kenmare Resources PLC warrants 7/23/09 (a)	1,712,500	489
Minco PLC (a)	1,818,181	399
Minco PLC warrants 12/3/05 (a)	909,090	0
Paddy Power PLC (Ireland)	137,311	2,481
Petroceltic International PLC (a)	12,421,734	2,511
Common Stocks - continued
	Shares	Value (000s)
Ireland - continued
Providence Resources PLC (a)	32,044,800	$ 2,098
Trinity Biotech PLC sponsored ADR (a)	227,325	1,523
TOTAL IRELAND		16,949
Israel - 0.3%
Advanced Vision Technology Ltd. (a)	165,400	1,424
Leadcom Integrated Solutions (d)	5,160,100	3,537
Metal-Tech Ltd.	920,000	2,272
TOTAL ISRAEL		7,233
Italy - 1.0%
Amplifon Spa	38,350	2,509
Brembo Spa	282,800	2,182
Cassa Di Risparmio Di Firenze	2,942,982	7,982
Lottomatica Spa New	112,000	3,884
Saipem Spa	79,800	1,187
Teleunit Spa (a)(d)	9,675,858	3,401
TOTAL ITALY		21,145
Japan - 31.3%
Able, Inc.	83,600	3,093
Adtec Plasma Technology Co. Ltd.	31	179
Advanced Media, Inc. Japan	314	2,776
Aeon Fantasy Co. Ltd.	7,400	170
Aichi Steel Corp.	1,634,000	9,111
Ain Pharmaciez, Inc.	68,800	1,585
Ariake Japan Co. Ltd.	92,300	2,134
ARRK Corp.	46,700	2,230
Asahi Broadcasting Corp.	6,030	536
Asahi Denka Co. Ltd.	143,000	1,456
ASICS Trading Co. Ltd.	54,900	692
Axell Corp.	660	2,635
Bando Chemical Industries Ltd.	249,000	1,107
Casio Computer Co. Ltd.	335,000	4,314
Central Glass Co. Ltd.	288,000	1,790
Chiyoda Corp.	157,000	2,178
Chiyoda Integre Co. Ltd.	138,300	2,983
Chugoku Marine Paints Ltd.	432,000	2,493
CMIC Co. Ltd.	1,950	642
Commuture Corp.	132,000	1,102
COMSYS Holdings Corp.	626,000	5,951
Create SD Co. Ltd.	44,700	1,220
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Credit Saison Co. Ltd.	77,400	$ 2,581
Cyber Agent Ltd.	3,159	13,738
cyber communications, Inc. (a)	3,629	8,068
Cyber Firm, Inc. (a)	315	896
Daihatsu Diesel Mfg. Co. Ltd.	32,000	114
Daiso Co. Ltd.	927,000	2,968
Daiwabo Information System Ltd.	203,500	3,363
Dip Corp. (a)	1,132	2,909
Doshisha Co. Ltd.	130,700	3,173
Doshisha Co. Ltd. New (a)	34,350	834
Dynic Corp.	568,000	1,788
E*Trade Securities Co. Ltd.	1,320	3,827
Endo Manufacturing Co. Ltd.	9,000	80
Enshu Ltd. (a)	1,018,000	3,495
Excite Japan Co. Ltd.	137	994
Faith, Inc.	1,816	4,667
Fancl Corp.	15,700	700
Finance All Corp.	2,636	2,977
FinTech Global, Inc.	49	588
First Juken Co. Ltd.	63,000	1,185
Forval Corp.	162,200	2,370
FT Communications Co. Ltd.	1,645	8,397
Fuji Seal International, Inc.	60	2
Fuji Spinning Co. Ltd. (a)	3,143,000	3,969
Fujikura Ltd.	1,304,000	6,541
Fujitsu Business Systems Ltd.	28,500	432
Fullcast Co. Ltd.	241	609
Gourmet Navigator, Inc.	79	369
Gourmet Navigator, Inc. New (a)	316	1,475
Hikari Tsushin, Inc.	502,000	34,644
Hogy Medical Co.	29,000	1,527
Hokuto Corp.	227,900	4,520
HUNET, Inc.	507,000	816
I-CF, Inc. (a)	1,087	3,219
Ibiden Co. Ltd.	467,600	12,559
Index Corp.	3,371	9,833
Infocom Corp.	1,461	2,274
Innotech Corp. Japan	329,800	2,502
Intelligent Wave, Inc.	543	1,304
Ishihara Chemical Co. Ltd.	49,000	854
Itochushokuhin Co. Ltd.	10,000	355
J Bridge Corp. (a)	145,000	2,669
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Japan Asia Investment Co. Ltd.	269,000	$ 1,404
Japan Communications, Inc.	402	697
Japan Digital Contents Trust, Inc. (a)	214	590
Japan Vilene Co. Ltd.	46,000	282
Jastec Co. Ltd.	151,900	2,680
Juroku Bank Ltd.	175,000	994
KAGA ELECTRONICS Co. Ltd.	187,200	3,804
Kagome Co. Ltd.	131,700	1,347
Kakaku.com, Inc.	70	604
Kawasaki Heavy Industries Ltd.	999,000	1,990
Kenedix, Inc.	1,330	4,530
Kibun Food Chemifa Co. Ltd.	136,500	3,478
KK daVinci Advisors (a)	769	2,606
Kobe Steel Ltd.	1,718,000	3,545
Koito Manufacturing Co. Ltd.	226,000	2,518
Kura Corp. Ltd. (d)	2,721	11,083
Kuraray Co. Ltd.	240,500	2,156
Kurita Water Industries Ltd.	200,000	3,166
Link Theory Holdings Co. Ltd.	242	2,690
livedoor Co. Ltd. (a)	4,360,414	18,303
Lopro Corp.	140,100	988
LTT Bio-Pharma Co. Ltd.	112	245
Mars Engineering Corp.	94,700	2,611
Maruei Department Store Co. Ltd.	376,000	1,080
Maruha Group, Inc.	466,000	1,334
Meganesuper Co. Ltd.	101,120	1,402
Misumi Group, Inc.	109,200	3,574
Mitsubishi Materials Corp.	1,132,000	2,809
Mitsui & Associates Telepark Corp.	1,082	3,512
Mitsui & Co. Ltd.	145,000	1,398
Mitsui O.S.K. Lines Ltd.	1,080,000	6,925
Mitsui Trust Holdings, Inc.	261,000	2,641
Nabtesco Corp.	97,000	707
Nachi-Fujikoshi Corp.	185,000	717
Net One Systems Co. Ltd.	3,531	9,044
NextCom KK	468	2,031
NGK Insulators Ltd.	207,000	2,093
NHK Spring Co. Ltd.	820,000	6,607
Nidec Corp.	81,300	8,792
Nidec Tosok Corp.	173,400	2,065
Nihon Ceratec Co. Ltd.	141	760
Nihon Chouzai Co. Ltd.	61,500	1,832
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Nihon Dempa Kogyo Co. Ltd.	639,800	$ 16,102
Nihon Micro Coating Co. Ltd. (a)	150,600	1,540
Nihon Trim Co. Ltd.	151,500	8,596
Nihon Unicom Corp.	99,200	1,147
Nikko Cordial Corp.	409,000	1,753
Ninety-Nine Plus, Inc.	4	20
Nippon Chemi-con Corp.	263,000	1,495
Nippon Denwa Shisetsu	201,000	785
Nippon Electric Glass Co. Ltd.	87,000	1,306
Nippon Mining Holdings, Inc.	105,500	628
Nippon Oil Corp.	465,000	3,192
Nippon Seiki Co. Ltd.	252,000	3,900
Nippon Suisan Kaisha Co. Ltd.	854,000	3,433
Nissin Co. Ltd.	806,080	1,706
Nissin Kogyo Co. Ltd.	503,600	18,721
Nissin Servicer Co. Ltd.	2,001	3,577
Nitta Corp.	432,400	6,207
Nitto Denko Corp.	51,000	2,803
NOK Corp.	114,400	2,910
Ogaki Kyoritsu Bank Ltd.	261,000	1,483
Opt, Inc. (a)	59	261
Opt, Inc. New (a)	177	782
Oracle Corp. Japan	16,100	710
Orient Corp. (a)	706,000	2,631
Oriental Yeast Co. Ltd. Tokio	338,000	2,194
Otaki Gas Co. Ltd.	16,000	62
Otsuka Corp.	184,500	15,916
Pacific Metals Co. Ltd.	1,308,000	5,374
Parker Corp.	49,000	492
Pigeon Corp.	253,900	3,681
Point, Inc.	58,400	2,446
Pro-Ship, Inc.	1,000	23
Rex Holdings Co. Ltd.	2,190	10,322
Rohto Pharmaceutical Co. Ltd.	461,000	5,965
Sammy NetWorks Co. Ltd.	945	13,783
SBI Holdings, Inc.	4,583	1,539
Sega Sammy Holdings, Inc.	255,200	15,773
Seikagaku Corp.	281,500	3,082
Sekisui Chemical Co. Ltd.	172,000	1,114
Sekisui Plastics Co. Ltd.	335,000	1,132
Shin Nippon Biomedical Laboratories Ltd.	24,300	622
Shinohara Systems of Construction Co. Ltd.	233	810
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Showa Denko KK	1,063,000	$ 2,675
Silex Technology, Inc.	269	856
Simplex Investment Advisors, Inc.	15	155
Simplex Investment Advisors, Inc. New (a)	60	619
Softbrain Co. Ltd.	278	638
Software Research Association (SRA)	53,400	1,178
Soken Chemical & Engineer Co. Ltd.	25,500	627
Square Enix Co. Ltd.	23,200	658
Stanley Electric Co. Ltd.	232,000	3,664
Sumitomo Corp.	232,000	1,956
Sumitomo Metal Mining Co. Ltd.	378,000	2,612
Sumitomo Rubber Industries Ltd.	797,000	8,016
Sun Frontier Fudousan Co. Ltd.	1,019	4,323
Sunx Ltd.	69,700	1,028
Taisei Corp.	366,000	1,214
Taiyo Kagaku	85,500	1,080
Take & Give Needs Co. Ltd. (a)	1,139	1,327
Tamron Co. Ltd.	42,000	687
Tamron Co. Ltd. New (a)	42,000	687
Tanabe Seiyaku Co. Ltd.	137,000	1,288
Teijin Ltd.	842,000	3,841
Teikoku Oil Co. Ltd.	262,000	1,983
Telewave, Inc.	784	3,598
The First Energy Service Co. Ltd.	39	968
The Keiyo Bank Ltd.	185,000	930
Token Corp.	47,300	1,590
Tokuyama Corp.	644,000	5,177
Tokyo Cathode Laborator Co. Ltd.	110,200	1,887
Tokyo Seimitsu Co. Ltd.	67,100	2,894
Tokyo Steel Manufacturing Co. Ltd.	52,100	659
TonenGeneral Sekiyu KK	134,000	1,425
Toppan Printing Co. Ltd.	172,000	1,681
Toray Industries, Inc.	2,185,000	10,221
Tosoh Corp.	1,326,000	5,259
Toyo Corp.	106,200	1,322
Toyo Ink Manufacturing Co. Ltd.	3,247,000	13,052
Toyo Suisan Kaisha Ltd.	98,000	1,595
Trancom Co. Ltd.	155,000	3,343
Trend Micro, Inc.	39,500	1,416
Uniden Corp.	237,000	3,851
Usen Corp.	616,650	17,659
USS Co. Ltd.	38,650	2,585
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Warabeya Nichiyo Co. Ltd.	129,800	$ 2,067
Works Applications Co. Ltd. (a)	3,340	3,624
Yachiyo Industry Co. Ltd.	121,000	1,926
Yamada Denki Co. Ltd.	287,900	16,258
Yamaichi Electronics Co. Ltd.	310,300	4,418
Yaskawa Electric Corp. (a)	375,000	2,441
Yasuragi Co. Ltd. (a)	70,400	2,066
Yoshimoto Kogyo Co. Ltd.	136,000	2,086
Zakkaya Bulldog Co. Ltd.	24,100	558
TOTAL JAPAN		669,882
Korea (South) - 0.2%
Doosan Heavy Industries & Construction Co. Ltd.	111,330	2,013
NHN Corp. (a)	16,137	2,003
TOTAL KOREA (SOUTH)		4,016
Luxembourg - 0.9%
Stolt-Nielsen SA	572,390	19,667
Netherlands - 0.2%
Axalto Holding NV (a)	98,800	3,414
New Zealand - 0.7%
Auckland International Airport Ltd.	2,438,048	3,881
Fisher & Paykel Healthcare Corp.	2,225,596	5,299
Pumpkin Patch Ltd.	359,751	698
Sky City Entertainment Group Ltd.	1,663,489	5,489
TOTAL NEW ZEALAND		15,367
Norway - 2.4%
ABG Sundal Collier ASA	2,442,000	2,446
Camillo Eitzen & Co. ASA	257,400	2,657
Catch Communications ASA (a)	633,000	2,253
Expert ASA	114,800	1,420
Mamut ASA (a)	1,685,500	2,470
Norman ASA (a)	65,300	574
Norsk Hydro ASA	75,960	7,196
Odfjell ASA (A Shares)	55,400	1,135
P4 Radio Hele Norge ASA	141,400	479
Pertra Midt-Norges AS (e)	60,000	924
Petroleum Geo-Services ASA (a)	116,250	2,812
Profdoc ASA (a)	113,200	1,413
Schibsted ASA (B Shares)	54,100	1,480
Common Stocks - continued
	Shares	Value (000s)
Norway - continued
Solstad Offshore ASA	114,000	$ 1,511
Songa Offshore ASA (a)(e)	192,308	593
Songa Offshore ASA warrants 5/20/08 (a)(e)	177,778	315
Statoil ASA	275,500	5,985
Stepstone ASA (a)(d)	4,710,000	5,276
TANDBERG ASA	334,300	3,799
TANDBERG Television ASA (a)	483,000	6,158
TOTAL NORWAY		50,896
Papua New Guinea - 0.1%
Oil Search Ltd.	517,100	1,315
Poland - 1.2%
Pfleiderer Grajewo SA	55,100	3,662
Polski Koncern Naftowy Orlen SA unit	577,200	18,644
Powszechna Kasa Oszczednosci Bank SA	103,000	857
TVN SA	154,400	2,324
TOTAL POLAND		25,487
Portugal - 0.6%
Impresa SGPS (a)	984,753	6,388
Media Capital SGPS SA (a)	880,576	7,111
TOTAL PORTUGAL		13,499
Russia - 1.6%
Mobile TeleSystems OJSC:
GDR (Reg. S)	74,000	2,738
sponsored ADR	145,500	5,159
Novatek JSC GDR (a)	41,300	855
Sibirtelecom Open Joint Stock Co. sponsored ADR (a)	104,700	4,732
Sistema Jsfc sponsored GDR	479,100	8,490
Uralsvyazinform sponsored ADR	614,100	4,268
VolgaTelecom sponsored ADR	1,000,400	7,128
TOTAL RUSSIA		33,370
Singapore - 1.9%
Ascendas Real Estate Investment Trust (A-REIT)	1,119,000	1,587
Cosco Investment (Singapore) Ltd.	501,000	701
CSE Global Ltd.	1,536,000	757
First Engineering Ltd.	655,000	543
GES International Ltd.	1,630,000	754
HTL International Holdings Ltd.	1,422,500	1,137
Jardine Cycle & Carriage Ltd.	170,000	1,369
Common Stocks - continued
	Shares	Value (000s)
Singapore - continued
Jurong Technologies Industrial Corp. Ltd.	1,112,000	$ 1,203
Keppel Land Ltd.	930,000	1,799
Mapletree Logistics Trust (REIT)	1,351,000	727
Olam International Ltd.	1,927,000	1,262
Osim International Ltd.	1,627,000	1,193
Parkway Holdings Ltd.	3,765,000	4,751
SembCorp Industries Ltd.	2,707,000	4,473
SembCorp Logistics Ltd.	596,000	652
Sembcorp Marine Ltd.	1,572,000	2,531
SIA Engineering Co. Ltd.	3,791,000	5,740
Singapore Exchange Ltd.	4,137,000	5,419
Singapore Petroleum Co. Ltd.	1,501,000	4,600
TOTAL SINGAPORE		41,198
South Africa - 3.7%
Aflease Gold & Uranium Resources Ltd. (a)	2,182,800	1,620
African Bank Investments Ltd. (a)	3,710,751	11,273
Discovery Holdings Ltd. (a)	2,751,919	8,879
JD Group Ltd.	239,400	2,684
MTN Group Ltd.	1,729,902	12,229
Nedbank Group Ltd.	415,200	5,369
Steinhoff International Holdings Ltd.	13,516,732	34,132
Wilson Bayly Holmes-Ovcon Ltd.	446,856	2,175
TOTAL SOUTH AFRICA		78,361
Spain - 0.3%
Antena 3 Television SA	274,232	5,410
Construcciones y Auxiliar de Ferrocarriles	9,500	1,057
TOTAL SPAIN		6,467
Sweden - 1.9%
Consafe Offshore AB (A Shares) (a)	1,010,000	15,562
Eniro AB	153,028	1,720
Gambro AB (A Shares)	486,000	7,073
Hexagon AB (B Shares)	213,129	4,008
Intrum Justitia AB (a)	375,200	2,755
Mekonomen AB	136,000	1,673
Modern Times Group AB (MTG) (B Shares) (a)	105,200	3,171
Observer AB	1,180,035	5,472
VBG AB (B Shares)	6,710	121
TOTAL SWEDEN		41,555
Common Stocks - continued
	Shares	Value (000s)
Switzerland - 0.9%
Actelion Ltd. (Reg.) (a)	18,108	$ 1,942
Amazys Holding AG	54,100	3,525
Barry Callebaut AG	2,861	751
Bucher Holding AG	42,072	2,955
Escor Casino & Entertainment SA	19,770	324
Micronas Semiconductor Holding AG (a)	15,752	624
Mobilezone Holding AG	462,199	1,934
Roche Holding AG (participation certificate)	30,328	4,124
Sulzer AG (Reg.)	2,648	1,268
Swissquote Group Holding SA (a)	18,811	1,790
TOTAL SWITZERLAND		19,237
Taiwan - 0.2%
Motech Industries, Inc.	77,000	1,367
Sino-American Silicon Prds, Inc.	1,099,220	2,394
TOTAL TAIWAN		3,761
Thailand - 0.0%
Bumrungrad Hospital PCL (For. Reg.)	2,330,500	1,085
Turkey - 1.9%
Alarko Gayrimenkul Yatirim Ortakligi AS (a)	49,000	1,681
Atakule Gayrimenkul Yatirim Ortakligi AS	1,033,000	748
Dogan Gazetecilik AS (a)	3,601,955	8,367
Dogan Sirketler Grubu Holding AS (a)	329,500	959
Dogan Yayin Holding AS	689,787	1,935
Efes Sinai Yatirim Holding AS Class B (a)	871,100	6,964
Enka Insaat ve Sanayi AS	633,950	6,550
Is Gayrimenkul Yatirim Ortakligi AS	1,147,700	1,904
Tupras-Turkiye Petrol Rafinerileri AS	525,600	7,690
Turkiye Sinai Kalkinma Bankasi AS	853,754	1,803
Yapi ve Kredi Bankasi AS (a)	515,000	2,253
TOTAL TURKEY		40,854
United Kingdom - 15.2%
Accuma Group PLC	335,366	905
Advanced Technology (UK) PLC (a)(d)	7,355,000	0
AeroBox PLC (a)	5,694,657	575
Afren PLC (d)	13,078,000	8,160
African Copper PLC	1,742,884	1,715
Air Partner PLC	45,000	473
Alba PLC	749,800	5,377
Alliance Pharma PLC (a)(d)	9,299,400	3,065
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Alterian PLC (a)	1,714,000	$ 3,434
Amlin PLC	157,014	511
Andor Technology Ltd.	444,444	820
Anglo Asian Mining PLC (a)	2,605,500	4,053
Appian Technology PLC (a)	1,916,178	278
Appian Technology PLC warrants 2/28/08 (a)(e)	479,045	11
Ascent Resources PLC (a)(d)	12,000,000	1,055
Ascent Resources PLC warrants 6/2/07 (a)	6,000,000	0
Asia Energy PLC (a)	1,532,651	15,650
Atrium Underwriting PLC	257,060	967
BG Group PLC	441,600	3,658
Bioprogress PLC (a)	3,446,213	1,999
Body Shop International PLC	800,000	3,234
BowLeven PLC	842,100	9,102
Caffe Nero Group PLC (a)	282,978	972
Cambrian Mining PLC (a)(d)	6,039,800	16,613
Cambrian Mining PLC warrants 1/25/06 (a)	350,000	0
Cardpoint PLC (a)	345,300	880
Central African Mining & Exploration Co. PLC (a)	16,622,700	3,141
Centurion Electronics PLC (d)	1,751,839	616
Ceres Power Holding PLC	514,200	877
Chaucer Holdings PLC	4,502,400	4,787
Clapham House Group PLC (a)	407,450	913
Cobra Biomanufacturing PLC (a)	701,900	604
Corac Group PLC (a)(d)	4,849,104	2,983
Corin Group PLC	1,122,914	7,648
CSS Stellar PLC (a)	623,908	543
CustomVis PLC (a)	375,215	38
DA Group PLC (a)(d)	2,187,865	2,615
Daniel Stewart Securities PLC (a)	4,229,000	1,022
Domino's Pizza UK & IRL PLC	344,636	2,023
Dream Direct Group PLC (a)	145,000	217
Eclipse Energy Co. Ltd. (e)	102,000	1,345
Entertainment Rights PLC (a)	2,152,089	1,087
Europa Oil & Gas Holdings PLC	1,000,000	475
Europa Oil & Gas Holdings PLC warrants 11/11/07 (a)	500,000	75
European Diamonds PLC (a)	499,300	316
Faroe Petroleum PLC (a)	1,288,906	2,401
Firestone Diamonds PLC (a)	687,000	1,835
Flomerics Group PLC	449,658	589
Forum Energy PLC (e)	499,970	984
Freeport PLC	256,276	1,982
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Future PLC	1,717,169	$ 2,437
Gaming Corp. PLC (a)	9,702,913	2,473
GMA Resources PLC (a)(d)	8,119,274	1,213
Goals Soccer Centres PLC	827,000	1,882
Golden Prospect PLC (a)	5,270,000	3,450
Goldshield Group PLC	416,400	2,031
GTL Resources PLC (a)	13,669,072	649
Gyrus Group PLC (a)	434,400	2,329
Hardide Ltd. (d)	12,401,000	2,588
Healthcare Enterprise Group PLC (a)	6,554,114	8,870
Highbury House Communications PLC	713,914	12
Hydrodec Group PLC	6,231,100	2,820
Ideal Shopping Direct PLC	130,339	739
Imperial College Innovations Ltd. (e)	19,300	2,714
Inchcape PLC	30,122	1,071
Intertek Group PLC	116,310	1,458
ITE Group PLC	4,436,717	8,032
ITM Power PLC (a)	3,042,500	4,920
Jubilee Platinum PLC (a)(d)	4,286,043	2,561
Lambert Howarth Group PLC (d)	1,320,284	6,010
Landround PLC	104,400	532
Lawrence PLC	1,073,124	6,648
London Clubs International PLC (a)	1,172,500	2,246
LTG Technologies PLC (a)	11,517,168	2,404
Manpower Software PLC (a)	258,824	96
Meridian Petroleum PLC	2,747,000	664
Metal Bulletin PLC	820,688	3,595
Mice Group PLC	4,432,324	2,473
Microgen PLC (a)	289,948	415
N Brown Group PLC	439,410	1,259
NDS Group PLC sponsored ADR (a)	105,154	3,810
NETeller PLC (a)	263,100	3,889
NeuTec Pharma PLC (a)	120,000	1,128
Ocean Wilsons Holdings Ltd.	205,311	1,137
Oil Quest Resources PLC (a)(d)	2,362,285	685
Oystertec PLC (a)	7,009,687	1,324
P&MM Group PLC (d)	2,035,000	2,700
Phytopharm PLC (a)	936,820	1,383
Pilat Media Global PLC (a)(d)	2,880,000	2,455
Platinum Mining Corp. of India PLC (d)	12,520,800	3,191
PlusNet Technologies Ltd.	1,312,355	6,170
Premier Oil PLC (a)	159,291	2,019
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Primary Health Properties PLC	80,000	$ 451
Proteome Sciences PLC (a)	1,339,442	2,119
Psion PLC	871,973	1,011
Punch Graphix PLC	909,100	1,909
Pureprofile Media PLC (e)	680,000	598
Pureprofile Media PLC warrants 7/31/06 (a)(e)	680,000	0
QA PLC (a)	13,554,656	405
Rambler Metals & Mining PLC	1,300,000	1,131
Rheochem PLC (d)	8,728,300	2,148
Rheochem PLC warrants 12/21/07 (a)	4,364,150	0
Royalblue Group PLC	45,073	449
Sanctuary Group PLC	763,757	282
Scapa Group PLC	3,660,400	1,351
SDL PLC (a)	1,450,000	3,568
Sibir Energy PLC (a)	116,280	494
Sinclair Pharma PLC (a)	1,786,758	4,098
SkyePharma PLC (a)	124,100	130
Sondex PLC	260,100	1,184
Spark Networks PLC unit (a)	536,133	4,843
Spice Holdings PLC	1,362,100	5,327
Sportingbet PLC (a)	345,100	2,247
Stem Cell Sciences PLC	721,649	1,268
Sterling Energy PLC (a)	3,843,700	1,368
SubSea Resources PLC (d)	8,644,100	4,330
SubSea Resources PLC warrants 11/4/09 (a)	1,805,625	452
Synergy Healthcare PLC	314,553	2,535
Taghmen Energy PLC (a)(d)	2,578,673	2,606
Taghmen Energy PLC warrants 7/30/06 (a)	2,279,573	343
Tanfield Group PLC (a)	7,300,000	2,566
Teesland PLC (a)	1,380,000	1,674
Tikit Group PLC (d)	785,062	2,580
Toledo Mining Corp. PLC (a)	480,000	801
Triple Plate Junction PLC (a)	3,638,000	1,343
Triple Plate Junction PLC warrants 12/31/05 (a)	1,818,750	0
Tristel PLC	673,918	492
UK Coal PLC	1,087,069	2,637
ukbetting PLC (a)	2,517,419	2,599
Unibet Group PLC unit	474,256	10,690
Urbium PLC	70,655	1,121
Whatman PLC	514,900	2,516
White Nile Ltd. (a)	200,000	355
William Hill PLC	333,186	3,379
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
William Ransom & Son PLC	3,629,500	$ 3,413
Windsor PLC	700,000	560
Wolfson Microelectronics PLC (a)	685,250	2,084
World Gaming PLC (a)	1,332,300	4,449
XN Checkout Holdings PLC (a)	160,000	820
ZincOx Resources PLC (a)	970,000	2,208
TOTAL UNITED KINGDOM		324,039
United States of America - 2.0%
121Media, Inc. (d)	460,705	1,607
Central European Distribution Corp. (a)	49,300	1,840
Chindex International, Inc. (a)	138,900	656
Cyberscan Technology, Inc.	65,500	814
Frontera Resources Corp.	2,300,000	4,790
Frontier Mining Ltd. (d)	6,115,691	2,714
Gatekeeper Systems LLC	224,350	177
Marathon Oil Corp.	39,900	2,329
NTL, Inc. (a)	49,300	3,285
Private Media Group, Inc. (a)	283,400	822
ResMed, Inc. CHESS Depositary Interests (a)	809,763	5,382
Solar Integrated Technologies, Inc. (a)	1,160,973	3,132
Trico Marine Services, Inc. (a)	67,200	1,381
UTEK Corp. (Reg. S)	43,442	510
Valero Energy Corp.	41,400	3,427
XL TechGroup, Inc.	1,442,680	9,255
TOTAL UNITED STATES OF AMERICA		42,121
TOTAL COMMON STOCKS (Cost $1,720,901)		2,082,274
Nonconvertible Preferred Stocks - 0.6%

Germany - 0.4%
Fresenius AG	57,705	7,413
Italy - 0.2%
Buzzi Unicem Spa (Risp)	483,900	5,144
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $7,876)		12,557
Investment Companies - 0.1%
	Shares	Value (000s)
United Kingdom - 0.1%
Black Sea Property Fund Ltd. (a) (Cost $1,882)	4,900,000	$ 2,024
Nonconvertible Bonds - 0.0%
	Principal Amount (000s)
Norway - 0.0%
Songa Offshore ASA 6.5% 6/8/10 (Cost $800)	$ 800	740
Money Market Funds - 7.1%
	Shares
Fidelity Cash Central Fund, 3.31% (b)	34,645,095	34,645
Fidelity Securities Lending Cash Central Fund, 3.32% (b)(c)	116,642,223	116,642
TOTAL MONEY MARKET FUNDS (Cost $151,287)		151,287
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $1,882,746)		2,248,882
NET OTHER ASSETS - (5.2)%		(110,206)
NET ASSETS - 100%		$ 2,138,676
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Affiliated company

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,484,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Appian Technology PLC warrants 2/28/08	2/18/05	$ 0
Eclipse Energy Co. Ltd.	4/28/05	$ 1,459
Forum Energy PLC	5/10/05	$ 941
Imperial College Innovations Ltd.	4/27/05	$ 2,942
Pertra Midt-Norges AS	6/28/05	$ 911
Pureprofile Media PLC	5/3/05	$ 644
Pureprofile Media PLC warrants 7/31/06	5/3/05	$ 0
Songa Offshore ASA	5/19/05	$ 193
Songa Offshore ASA warrants 5/20/08	6/8/05	$ 0
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
121Media, Inc.	$ -	$ 2,195	$ -	$ -	$ 1,607
Advanced Technology (UK) PLC	558	-	-	-	-
Afren PLC	-	3,214	328	-	8,160
Alliance Pharma PLC	1,812	835	214	-	3,065
Ascent Resources PLC	-	994	-	-	1,055
Aztec Resources Ltd.	-	5,036	2,816	-	-
BDI Mining Corp.	-	2,456	-	-	2,032
Cambrian Mining PLC	-	17,979	-	-	16,613
Centurion Electronics PLC	-	1,979	-	15	616
Corac Group PLC	2,460	92	-	-	2,983
DA Group PLC	-	2,300	113	-	2,615
Fox Resources Ltd.	487	1,126	-	-	1,299
Frontier Mining Ltd.	1,443	774	-	-	2,714
GMA Resources PLC	1,955	427	-	-	1,213
Hardide Ltd.	919	992	-	-	2,588
Hudbay Minerals, Inc. (formerly Ontzinc Corp.)	1,841	-	1,328	-	-
Jubilee Platinum PLC	1,823	728	463	-	2,561
Kura Corp. Ltd.	2,689	6,151	-	1	11,083
Lambert Howarth Group PLC	6,551	-	-	276	6,010
Leadcom Integrated Solutions	-	3,139	-	-	3,537
Oil Quest Resources PLC (formerly Hereward Ventures PLC)	167	874	-	-	685
P&MM Group PLC	2,300	-	-	-	2,700
Pilat Media Global PLC	2,196	-	-	-	2,455
Platinum Mining Corp. of India PLC	-	4,947	-	-	3,191
Rheochem PLC	-	2,692	-	-	2,148
Sphere Investments Ltd.	-	2,582	-	-	2,436
Starfield Resources, Inc.	-	4,654	-	-	4,155
Stepstone ASA	-	5,430	-	-	5,276
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
SubSea Resources PLC	$ 2,654	$ 560	$ -	$ -	$ 4,330
Sylvania Resources Ltd.	-	1,895	-	-	1,558
Taghmen Energy PLC	1,482	376	-	-	2,606
Tanfield Group PLC	-	2,429	-	-	-
Teleunit Spa	2,572	1,019	-	-	3,401
Tikit Group PLC	2,155	-	111	22	2,580
William Ransom & Son PLC	2,393	686	-	26	-
Total	$ 38,457	$ 78,561	$ 4,045	$ 340	$ 107,272
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,884,106,000. Net unrealized appreciation aggregated $364,776,000, of which $441,707,000 related to appreciated investment securities and $76,931,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Small Cap Fund

July 31, 2005

1.804839.101

ISC-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value (000s)
Australia - 9.9%
ABC Learning Centres Ltd.	2,621,000	$ 10,715
Aristocrat Leisure Ltd.	163,900	1,544
Australian Stock Exchange Ltd.	604,239	11,756
Aztec Resources Ltd. (a)	10,374,447	1,335
Babcock & Brown Japan Property Trust	2,007,900	2,083
Baycorp Advantage Ltd.	432,538	1,261
Billabong International Ltd.	660,900	7,120
BlueScope Steel Ltd.	185,009	1,319
Bradken Ltd.	2,202,829	4,703
Caltex Australia Ltd.	397,800	5,306
Centamin Egypt Ltd. (a)	7,820,178	1,821
Centennial Coal Co. Ltd.	1,296,619	4,888
Coates Hire Ltd.	654,200	2,377
Cochlear Ltd.	216,400	6,623
Computershare Ltd.	1,370,972	6,393
ConnectEast Group	5,178,429	3,117
CSL Ltd.	24,500	647
CSR Ltd.	3,008,000	5,966
DB RREEF Trust unit	1,850,000	1,940
DCA Group Ltd.	3,404,900	10,182
Dominos Pizza Australia New Zealand Ltd.	1,116,060	2,416
Downer EDI Ltd.	1,741,600	7,621
Dwyka Diamonds Ltd. (a)	6,329,853	3,616
Elixir Petroleum Ltd. (a)	3,666,540	1,257
Elkedra Diamonds NL (a)	3,000,000	712
Elkedra Diamonds NL warrants 8/31/07 (a)	3,000,000	171
Fox Resources Ltd. (a)(d)	4,514,836	1,299
Fox Resources Ltd. warrants 6/30/07 (a)	342,636	18
Gunns Ltd.	820,100	2,365
Hardman Resources Ltd.:
(Australia) (a)	2,002,781	3,715
(United Kingdom) (a)	480,653	885
Iluka Resources Ltd.	789,500	4,925
Macquarie Communications Infrastructure Group unit	1,949,300	9,371
Macquarie Infrastructure Group unit	965,700	2,917
Metcash Ltd.	913,700	2,836
Mineral Deposits Ltd. (a)	4,920,000	2,458
Mortgage Choice Ltd.	650,000	630
Novera Energy Ltd. (a)	856,600	956
Paladin Resources Ltd. (a)	2,061,600	2,645
Publishing & Broadcasting Ltd.	547,300	6,381
QBE Insurance Group Ltd.	627,523	8,043
Common Stocks - continued
	Shares	Value (000s)
Australia - continued
Rinker Group Ltd.	306,300	$ 3,499
Roc Oil Co. Ltd. (a)	7,820,792	13,745
Seek Ltd.	1,260,102	2,404
SFE Corp. Ltd.	336,800	2,823
Sigma Co. Ltd.	197,600	1,399
Sphere Investments Ltd. (a)(d)	4,767,317	2,436
Stockland unit	375,701	1,630
Sylvania Resources Ltd. (a)(d)	5,145,679	1,558
Tap Oil Nl (a)	391,700	824
Transurban Group unit	115,600	627
UNiTAB Ltd.	182,682	1,947
United Group Ltd.	1,737,221	12,126
Virotec International Ltd.:
(Australia) (a)	1,852,832	1,185
(United Kingdom) (a)	5,185,500	3,554
WorleyParsons Ltd.	980,600	5,939
Zinifex Ltd. (a)	321,800	782
TOTAL AUSTRALIA		212,811
Belgium - 0.8%
Euronav NV	57,000	1,901
Melexis NV	93,199	1,130
Omega Pharma SA	84,500	4,769
Punch International NV (a)	15,200	1,198
Recticel SA	577,444	5,370
Roularta Media Group NV	37,576	2,608
TOTAL BELGIUM		16,976
Bermuda - 0.6%
Aquarius Platinum Ltd. (United Kingdom)	780,305	4,320
Asia Aluminum Holdings Ltd. (a)	5,348,000	605
Jinhui Shipping & Transportation Ltd.	512,000	1,862
Petra Diamonds Ltd. (a)	1,708,906	1,952
Ports Design Ltd.	1,088,500	868
Ship Finance International Ltd. (NY Shares)	10,188	192
Tanzanite One Ltd.	1,949,701	2,896
TOTAL BERMUDA		12,695
Brazil - 0.2%
Petroleo Brasileiro SA Petrobras sponsored ADR (a)	86,900	4,568
British Virgin Islands - 0.0%
Albidon Ltd. unit (a)	1,000,000	395
Common Stocks - continued
	Shares	Value (000s)
Canada - 2.1%
Adastra Minerals, Inc. (a)	893,900	$ 1,296
Altius Minerals Corp. (a)	400,000	1,078
Azure Dynamics Corp. Class A (a)	1,425,700	1,153
Bankers Petroleum Ltd. (a)	3,467,000	3,794
Banro Corp. (a)	623,400	3,437
BDI Mining Corp. (a)(d)	4,282,600	2,032
Brazilian Diamonds Ltd. (a)	1,300,000	398
First Quantum Minerals Ltd.	164,600	3,563
Grove Energy Ltd. (a)	3,049,240	1,769
La Mancha Resources, Inc. (a)	561,000	472
Oilexco, Inc. (a)	5,440,500	13,597
Starfield Resources, Inc. (a)(d)	10,822,531	4,155
StrataGold Corp. (a)	2,229,000	983
Uruguay Mineral Exploration, Inc. (a)	245,200	801
Visual Defence, Inc.	1,478,900	1,235
Western Canadian Coal Corp. (a)	834,718	3,327
Western Canadian Coal Corp.:
warrants 2/9/06 (a)	84,359	33
(United Kingdom) (a)	548,286	2,240
TOTAL CANADA		45,363
Cayman Islands - 1.1%
Foxconn International Holdings Ltd.	2,076,000	1,709
Hong Kong Economic Time Holdings Ltd.	1,100,000	241
Hutchison Telecommunications International Ltd.	2,170,000	2,498
Kingboard Chemical Holdings Ltd.	3,986,180	11,384
Norstar Founders Group Ltd.	12,156,000	3,112
SinoCom Software Group Ltd.	5,326,000	3,700
TOTAL CAYMAN ISLANDS		22,644
China - 0.2%
Anhui Expressway Co. Ltd. (H Shares)	1,710,000	1,188
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	376,000	3
Tong Ren Tang Technologies Co. Ltd. (H Shares)	360,000	667
Vision Grande Group Holdings Ltd.	1,162,000	732
Xinao Gas Holdings Ltd.	1,680,000	1,329
TOTAL CHINA		3,919
Czech Republic - 0.2%
Komercni Banka AS unit	84,634	3,775
Common Stocks - continued
	Shares	Value (000s)
Denmark - 0.0%
Coloplast AS Series B	4,630	$ 272
Estonia - 0.0%
Tallinna Vesi AS	14,100	193
Finland - 1.9%
Aldata Solutions Oyj (a)	2,065,976	4,509
Alma Media Corp. (a)	133,020	2,226
Capman Oyj (B Shares)	426,937	1,418
Citycon Oyj	258,000	998
Inion OY	1,957,900	4,284
Neste Oil Oyj	564,300	15,689
Nokian Tyres Ltd.	546,580	11,081
Vacon Oyj	73,381	1,246
TOTAL FINLAND		41,451
France - 1.3%
Altamir et Compagnie SA (a)	6,100	1,131
Bongrain SA	1,900	116
Bourbon SA	15,638	1,109
BVRP Software SA (a)	144,796	3,274
Constructions Industrielles dela Mediterranee SA	11,500	1,001
Damartex SA	21,485	714
Groupe Open SA	52,500	808
Groupe Open SA warrants 10/21/06 (a)	14,809	10
Guerbet SA	4,100	413
Ipsos SA	16,003	1,764
Lagardere S.C.A. (Reg.)	21,700	1,567
Maisons France Confort	31,494	1,384
Nexity	49,900	2,106
Orpea (a)	25,207	1,289
Sechilienne-Sidec	8,346	3,592
Signaux Girod	11,346	849
SPIR Communication SA	9,447	1,923
Stedim SA	5,187	141
Tessi SA	24,066	1,517
The Lisi Group	22,500	1,629
Toupargel-Agrigel	12,096	431
Vivendi Universal SA	48,632	1,546
TOTAL FRANCE		28,314
Germany - 5.7%
Advanced Photonics Technologies AG (a)	48,552	87
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
Articon-Integralis AG (Reg.) (a)	495,185	$ 2,282
AWD Holding AG	45,300	2,072
Bijou Brigitte Modische Accessoires AG	13,791	2,845
Deutsche Boerse AG	43,900	3,856
Deutz AG (a)	1,676,400	9,045
ElringKlinger AG	9,142	688
Fielmann AG	19,100	1,413
Freenet.de AG	305,919	8,680
Fresenius AG	43,586	5,206
Grenkeleasing AG	32,618	1,610
Hawesko Holding AG	31,800	1,234
K&S AG	482,300	30,263
Kontron AG (a)	154,264	1,203
Merck KGaA	48,441	4,313
Norddeutsche Affinerie AG	43,300	914
Parsytec AG (a)	188,871	630
PC-Spezialist Franchise AG	93,800	977
Pfleiderer AG (a)	1,540,759	32,973
PSI AG (a)	228,043	1,106
Pulsion Medical Systems AG (a)	98,511	549
Rational AG	17,800	1,964
Suedzucker AG (Bearer)	285,000	5,957
United Internet AG	40,352	1,260
TOTAL GERMANY		121,127
Gibraltar - 0.3%
PartyGaming PLC	2,183,900	6,640
Greece - 1.6%
Alfa-Beta Vassilopoulos SA (Reg.) (a)	148,500	2,193
Autohellas SA	238,800	1,013
Fourlis Holdings SA	252,000	2,218
Greek Organization of Football Prognostics SA	135,742	4,418
Hellenic Exchanges Holding SA	166,195	1,419
Hyatt Regency SA (Reg.)	309,882	3,855
Intralot SA	148,600	2,522
Motor Oil (HELLAS) Corinth Refineries SA	155,420	2,412
Sarantis SA (Reg.)	1,633,418	13,071
Technical Olympic SA (Reg.)	80,896	539
TOTAL GREECE		33,660
Common Stocks - continued
	Shares	Value (000s)
Hong Kong - 0.8%
ASM Pacific Technology Ltd.	935,000	$ 4,378
Cafe de Coral Holdings Ltd.	538,000	612
Chen Hsong Holdings Ltd.	1,060,000	617
China Insurance International Holdings Co. Ltd. (a)	2,940,000	993
Fong's Industries Co. Ltd.	346,000	247
Hong Kong & Shanghai Hotels Ltd.	1,286,000	1,505
JCG Holdings Ltd.	880,000	928
Linmark Group Ltd.	200,000	57
Lung Kee (Bermuda) Holdings	978,000	711
Next Media Ltd. (a)	3,230,000	1,434
Shanghai Industrial Holdings Ltd. Class H	339,000	717
Shun Tak Holdings Ltd.	1,376,000	1,230
Solomon Systech Ltd.	8,094,000	2,577
Vtech Holdings Ltd.	199,000	540
TOTAL HONG KONG		16,546
Hungary - 0.4%
MOL Magyar Olay-es Gazipari RT Series A (For. Reg.)	44,200	4,430
OTP Bank Rt.	127,473	4,795
TOTAL HUNGARY		9,225
India - 1.0%
Bank of Baroda	41,138	249
Geodesic Information Systems Ltd.	350,568	1,482
Indian Hotels Co. Ltd.	154,400	2,330
Infrastructure Development Finance Co. Ltd. (a)	359,030	281
IVRCL Infrastructures & Projects Ltd.	114,145	1,632
Max India Ltd. (a)	3,784	48
State Bank of India	697,026	14,760
TOTAL INDIA		20,782
Ireland - 0.8%
Aminex PLC (a)	3,160,919	437
Donegal Creameries PLC	223,100	1,150
IAWS Group PLC (Ireland)	38,059	555
Independent News & Media PLC (Ireland)	482,464	1,486
Kenmare Resources PLC (a)	7,306,500	3,820
Kenmare Resources PLC warrants 7/23/09 (a)	1,712,500	489
Minco PLC (a)	1,818,181	399
Minco PLC warrants 12/3/05 (a)	909,090	0
Paddy Power PLC (Ireland)	137,311	2,481
Petroceltic International PLC (a)	12,421,734	2,511
Common Stocks - continued
	Shares	Value (000s)
Ireland - continued
Providence Resources PLC (a)	32,044,800	$ 2,098
Trinity Biotech PLC sponsored ADR (a)	227,325	1,523
TOTAL IRELAND		16,949
Israel - 0.3%
Advanced Vision Technology Ltd. (a)	165,400	1,424
Leadcom Integrated Solutions (d)	5,160,100	3,537
Metal-Tech Ltd.	920,000	2,272
TOTAL ISRAEL		7,233
Italy - 1.0%
Amplifon Spa	38,350	2,509
Brembo Spa	282,800	2,182
Cassa Di Risparmio Di Firenze	2,942,982	7,982
Lottomatica Spa New	112,000	3,884
Saipem Spa	79,800	1,187
Teleunit Spa (a)(d)	9,675,858	3,401
TOTAL ITALY		21,145
Japan - 31.3%
Able, Inc.	83,600	3,093
Adtec Plasma Technology Co. Ltd.	31	179
Advanced Media, Inc. Japan	314	2,776
Aeon Fantasy Co. Ltd.	7,400	170
Aichi Steel Corp.	1,634,000	9,111
Ain Pharmaciez, Inc.	68,800	1,585
Ariake Japan Co. Ltd.	92,300	2,134
ARRK Corp.	46,700	2,230
Asahi Broadcasting Corp.	6,030	536
Asahi Denka Co. Ltd.	143,000	1,456
ASICS Trading Co. Ltd.	54,900	692
Axell Corp.	660	2,635
Bando Chemical Industries Ltd.	249,000	1,107
Casio Computer Co. Ltd.	335,000	4,314
Central Glass Co. Ltd.	288,000	1,790
Chiyoda Corp.	157,000	2,178
Chiyoda Integre Co. Ltd.	138,300	2,983
Chugoku Marine Paints Ltd.	432,000	2,493
CMIC Co. Ltd.	1,950	642
Commuture Corp.	132,000	1,102
COMSYS Holdings Corp.	626,000	5,951
Create SD Co. Ltd.	44,700	1,220
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Credit Saison Co. Ltd.	77,400	$ 2,581
Cyber Agent Ltd.	3,159	13,738
cyber communications, Inc. (a)	3,629	8,068
Cyber Firm, Inc. (a)	315	896
Daihatsu Diesel Mfg. Co. Ltd.	32,000	114
Daiso Co. Ltd.	927,000	2,968
Daiwabo Information System Ltd.	203,500	3,363
Dip Corp. (a)	1,132	2,909
Doshisha Co. Ltd.	130,700	3,173
Doshisha Co. Ltd. New (a)	34,350	834
Dynic Corp.	568,000	1,788
E*Trade Securities Co. Ltd.	1,320	3,827
Endo Manufacturing Co. Ltd.	9,000	80
Enshu Ltd. (a)	1,018,000	3,495
Excite Japan Co. Ltd.	137	994
Faith, Inc.	1,816	4,667
Fancl Corp.	15,700	700
Finance All Corp.	2,636	2,977
FinTech Global, Inc.	49	588
First Juken Co. Ltd.	63,000	1,185
Forval Corp.	162,200	2,370
FT Communications Co. Ltd.	1,645	8,397
Fuji Seal International, Inc.	60	2
Fuji Spinning Co. Ltd. (a)	3,143,000	3,969
Fujikura Ltd.	1,304,000	6,541
Fujitsu Business Systems Ltd.	28,500	432
Fullcast Co. Ltd.	241	609
Gourmet Navigator, Inc.	79	369
Gourmet Navigator, Inc. New (a)	316	1,475
Hikari Tsushin, Inc.	502,000	34,644
Hogy Medical Co.	29,000	1,527
Hokuto Corp.	227,900	4,520
HUNET, Inc.	507,000	816
I-CF, Inc. (a)	1,087	3,219
Ibiden Co. Ltd.	467,600	12,559
Index Corp.	3,371	9,833
Infocom Corp.	1,461	2,274
Innotech Corp. Japan	329,800	2,502
Intelligent Wave, Inc.	543	1,304
Ishihara Chemical Co. Ltd.	49,000	854
Itochushokuhin Co. Ltd.	10,000	355
J Bridge Corp. (a)	145,000	2,669
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Japan Asia Investment Co. Ltd.	269,000	$ 1,404
Japan Communications, Inc.	402	697
Japan Digital Contents Trust, Inc. (a)	214	590
Japan Vilene Co. Ltd.	46,000	282
Jastec Co. Ltd.	151,900	2,680
Juroku Bank Ltd.	175,000	994
KAGA ELECTRONICS Co. Ltd.	187,200	3,804
Kagome Co. Ltd.	131,700	1,347
Kakaku.com, Inc.	70	604
Kawasaki Heavy Industries Ltd.	999,000	1,990
Kenedix, Inc.	1,330	4,530
Kibun Food Chemifa Co. Ltd.	136,500	3,478
KK daVinci Advisors (a)	769	2,606
Kobe Steel Ltd.	1,718,000	3,545
Koito Manufacturing Co. Ltd.	226,000	2,518
Kura Corp. Ltd. (d)	2,721	11,083
Kuraray Co. Ltd.	240,500	2,156
Kurita Water Industries Ltd.	200,000	3,166
Link Theory Holdings Co. Ltd.	242	2,690
livedoor Co. Ltd. (a)	4,360,414	18,303
Lopro Corp.	140,100	988
LTT Bio-Pharma Co. Ltd.	112	245
Mars Engineering Corp.	94,700	2,611
Maruei Department Store Co. Ltd.	376,000	1,080
Maruha Group, Inc.	466,000	1,334
Meganesuper Co. Ltd.	101,120	1,402
Misumi Group, Inc.	109,200	3,574
Mitsubishi Materials Corp.	1,132,000	2,809
Mitsui & Associates Telepark Corp.	1,082	3,512
Mitsui & Co. Ltd.	145,000	1,398
Mitsui O.S.K. Lines Ltd.	1,080,000	6,925
Mitsui Trust Holdings, Inc.	261,000	2,641
Nabtesco Corp.	97,000	707
Nachi-Fujikoshi Corp.	185,000	717
Net One Systems Co. Ltd.	3,531	9,044
NextCom KK	468	2,031
NGK Insulators Ltd.	207,000	2,093
NHK Spring Co. Ltd.	820,000	6,607
Nidec Corp.	81,300	8,792
Nidec Tosok Corp.	173,400	2,065
Nihon Ceratec Co. Ltd.	141	760
Nihon Chouzai Co. Ltd.	61,500	1,832
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Nihon Dempa Kogyo Co. Ltd.	639,800	$ 16,102
Nihon Micro Coating Co. Ltd. (a)	150,600	1,540
Nihon Trim Co. Ltd.	151,500	8,596
Nihon Unicom Corp.	99,200	1,147
Nikko Cordial Corp.	409,000	1,753
Ninety-Nine Plus, Inc.	4	20
Nippon Chemi-con Corp.	263,000	1,495
Nippon Denwa Shisetsu	201,000	785
Nippon Electric Glass Co. Ltd.	87,000	1,306
Nippon Mining Holdings, Inc.	105,500	628
Nippon Oil Corp.	465,000	3,192
Nippon Seiki Co. Ltd.	252,000	3,900
Nippon Suisan Kaisha Co. Ltd.	854,000	3,433
Nissin Co. Ltd.	806,080	1,706
Nissin Kogyo Co. Ltd.	503,600	18,721
Nissin Servicer Co. Ltd.	2,001	3,577
Nitta Corp.	432,400	6,207
Nitto Denko Corp.	51,000	2,803
NOK Corp.	114,400	2,910
Ogaki Kyoritsu Bank Ltd.	261,000	1,483
Opt, Inc. (a)	59	261
Opt, Inc. New (a)	177	782
Oracle Corp. Japan	16,100	710
Orient Corp. (a)	706,000	2,631
Oriental Yeast Co. Ltd. Tokio	338,000	2,194
Otaki Gas Co. Ltd.	16,000	62
Otsuka Corp.	184,500	15,916
Pacific Metals Co. Ltd.	1,308,000	5,374
Parker Corp.	49,000	492
Pigeon Corp.	253,900	3,681
Point, Inc.	58,400	2,446
Pro-Ship, Inc.	1,000	23
Rex Holdings Co. Ltd.	2,190	10,322
Rohto Pharmaceutical Co. Ltd.	461,000	5,965
Sammy NetWorks Co. Ltd.	945	13,783
SBI Holdings, Inc.	4,583	1,539
Sega Sammy Holdings, Inc.	255,200	15,773
Seikagaku Corp.	281,500	3,082
Sekisui Chemical Co. Ltd.	172,000	1,114
Sekisui Plastics Co. Ltd.	335,000	1,132
Shin Nippon Biomedical Laboratories Ltd.	24,300	622
Shinohara Systems of Construction Co. Ltd.	233	810
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Showa Denko KK	1,063,000	$ 2,675
Silex Technology, Inc.	269	856
Simplex Investment Advisors, Inc.	15	155
Simplex Investment Advisors, Inc. New (a)	60	619
Softbrain Co. Ltd.	278	638
Software Research Association (SRA)	53,400	1,178
Soken Chemical & Engineer Co. Ltd.	25,500	627
Square Enix Co. Ltd.	23,200	658
Stanley Electric Co. Ltd.	232,000	3,664
Sumitomo Corp.	232,000	1,956
Sumitomo Metal Mining Co. Ltd.	378,000	2,612
Sumitomo Rubber Industries Ltd.	797,000	8,016
Sun Frontier Fudousan Co. Ltd.	1,019	4,323
Sunx Ltd.	69,700	1,028
Taisei Corp.	366,000	1,214
Taiyo Kagaku	85,500	1,080
Take & Give Needs Co. Ltd. (a)	1,139	1,327
Tamron Co. Ltd.	42,000	687
Tamron Co. Ltd. New (a)	42,000	687
Tanabe Seiyaku Co. Ltd.	137,000	1,288
Teijin Ltd.	842,000	3,841
Teikoku Oil Co. Ltd.	262,000	1,983
Telewave, Inc.	784	3,598
The First Energy Service Co. Ltd.	39	968
The Keiyo Bank Ltd.	185,000	930
Token Corp.	47,300	1,590
Tokuyama Corp.	644,000	5,177
Tokyo Cathode Laborator Co. Ltd.	110,200	1,887
Tokyo Seimitsu Co. Ltd.	67,100	2,894
Tokyo Steel Manufacturing Co. Ltd.	52,100	659
TonenGeneral Sekiyu KK	134,000	1,425
Toppan Printing Co. Ltd.	172,000	1,681
Toray Industries, Inc.	2,185,000	10,221
Tosoh Corp.	1,326,000	5,259
Toyo Corp.	106,200	1,322
Toyo Ink Manufacturing Co. Ltd.	3,247,000	13,052
Toyo Suisan Kaisha Ltd.	98,000	1,595
Trancom Co. Ltd.	155,000	3,343
Trend Micro, Inc.	39,500	1,416
Uniden Corp.	237,000	3,851
Usen Corp.	616,650	17,659
USS Co. Ltd.	38,650	2,585
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Warabeya Nichiyo Co. Ltd.	129,800	$ 2,067
Works Applications Co. Ltd. (a)	3,340	3,624
Yachiyo Industry Co. Ltd.	121,000	1,926
Yamada Denki Co. Ltd.	287,900	16,258
Yamaichi Electronics Co. Ltd.	310,300	4,418
Yaskawa Electric Corp. (a)	375,000	2,441
Yasuragi Co. Ltd. (a)	70,400	2,066
Yoshimoto Kogyo Co. Ltd.	136,000	2,086
Zakkaya Bulldog Co. Ltd.	24,100	558
TOTAL JAPAN		669,882
Korea (South) - 0.2%
Doosan Heavy Industries & Construction Co. Ltd.	111,330	2,013
NHN Corp. (a)	16,137	2,003
TOTAL KOREA (SOUTH)		4,016
Luxembourg - 0.9%
Stolt-Nielsen SA	572,390	19,667
Netherlands - 0.2%
Axalto Holding NV (a)	98,800	3,414
New Zealand - 0.7%
Auckland International Airport Ltd.	2,438,048	3,881
Fisher & Paykel Healthcare Corp.	2,225,596	5,299
Pumpkin Patch Ltd.	359,751	698
Sky City Entertainment Group Ltd.	1,663,489	5,489
TOTAL NEW ZEALAND		15,367
Norway - 2.4%
ABG Sundal Collier ASA	2,442,000	2,446
Camillo Eitzen & Co. ASA	257,400	2,657
Catch Communications ASA (a)	633,000	2,253
Expert ASA	114,800	1,420
Mamut ASA (a)	1,685,500	2,470
Norman ASA (a)	65,300	574
Norsk Hydro ASA	75,960	7,196
Odfjell ASA (A Shares)	55,400	1,135
P4 Radio Hele Norge ASA	141,400	479
Pertra Midt-Norges AS (e)	60,000	924
Petroleum Geo-Services ASA (a)	116,250	2,812
Profdoc ASA (a)	113,200	1,413
Schibsted ASA (B Shares)	54,100	1,480
Common Stocks - continued
	Shares	Value (000s)
Norway - continued
Solstad Offshore ASA	114,000	$ 1,511
Songa Offshore ASA (a)(e)	192,308	593
Songa Offshore ASA warrants 5/20/08 (a)(e)	177,778	315
Statoil ASA	275,500	5,985
Stepstone ASA (a)(d)	4,710,000	5,276
TANDBERG ASA	334,300	3,799
TANDBERG Television ASA (a)	483,000	6,158
TOTAL NORWAY		50,896
Papua New Guinea - 0.1%
Oil Search Ltd.	517,100	1,315
Poland - 1.2%
Pfleiderer Grajewo SA	55,100	3,662
Polski Koncern Naftowy Orlen SA unit	577,200	18,644
Powszechna Kasa Oszczednosci Bank SA	103,000	857
TVN SA	154,400	2,324
TOTAL POLAND		25,487
Portugal - 0.6%
Impresa SGPS (a)	984,753	6,388
Media Capital SGPS SA (a)	880,576	7,111
TOTAL PORTUGAL		13,499
Russia - 1.6%
Mobile TeleSystems OJSC:
GDR (Reg. S)	74,000	2,738
sponsored ADR	145,500	5,159
Novatek JSC GDR (a)	41,300	855
Sibirtelecom Open Joint Stock Co. sponsored ADR (a)	104,700	4,732
Sistema Jsfc sponsored GDR	479,100	8,490
Uralsvyazinform sponsored ADR	614,100	4,268
VolgaTelecom sponsored ADR	1,000,400	7,128
TOTAL RUSSIA		33,370
Singapore - 1.9%
Ascendas Real Estate Investment Trust (A-REIT)	1,119,000	1,587
Cosco Investment (Singapore) Ltd.	501,000	701
CSE Global Ltd.	1,536,000	757
First Engineering Ltd.	655,000	543
GES International Ltd.	1,630,000	754
HTL International Holdings Ltd.	1,422,500	1,137
Jardine Cycle & Carriage Ltd.	170,000	1,369
Common Stocks - continued
	Shares	Value (000s)
Singapore - continued
Jurong Technologies Industrial Corp. Ltd.	1,112,000	$ 1,203
Keppel Land Ltd.	930,000	1,799
Mapletree Logistics Trust (REIT)	1,351,000	727
Olam International Ltd.	1,927,000	1,262
Osim International Ltd.	1,627,000	1,193
Parkway Holdings Ltd.	3,765,000	4,751
SembCorp Industries Ltd.	2,707,000	4,473
SembCorp Logistics Ltd.	596,000	652
Sembcorp Marine Ltd.	1,572,000	2,531
SIA Engineering Co. Ltd.	3,791,000	5,740
Singapore Exchange Ltd.	4,137,000	5,419
Singapore Petroleum Co. Ltd.	1,501,000	4,600
TOTAL SINGAPORE		41,198
South Africa - 3.7%
Aflease Gold & Uranium Resources Ltd. (a)	2,182,800	1,620
African Bank Investments Ltd. (a)	3,710,751	11,273
Discovery Holdings Ltd. (a)	2,751,919	8,879
JD Group Ltd.	239,400	2,684
MTN Group Ltd.	1,729,902	12,229
Nedbank Group Ltd.	415,200	5,369
Steinhoff International Holdings Ltd.	13,516,732	34,132
Wilson Bayly Holmes-Ovcon Ltd.	446,856	2,175
TOTAL SOUTH AFRICA		78,361
Spain - 0.3%
Antena 3 Television SA	274,232	5,410
Construcciones y Auxiliar de Ferrocarriles	9,500	1,057
TOTAL SPAIN		6,467
Sweden - 1.9%
Consafe Offshore AB (A Shares) (a)	1,010,000	15,562
Eniro AB	153,028	1,720
Gambro AB (A Shares)	486,000	7,073
Hexagon AB (B Shares)	213,129	4,008
Intrum Justitia AB (a)	375,200	2,755
Mekonomen AB	136,000	1,673
Modern Times Group AB (MTG) (B Shares) (a)	105,200	3,171
Observer AB	1,180,035	5,472
VBG AB (B Shares)	6,710	121
TOTAL SWEDEN		41,555
Common Stocks - continued
	Shares	Value (000s)
Switzerland - 0.9%
Actelion Ltd. (Reg.) (a)	18,108	$ 1,942
Amazys Holding AG	54,100	3,525
Barry Callebaut AG	2,861	751
Bucher Holding AG	42,072	2,955
Escor Casino & Entertainment SA	19,770	324
Micronas Semiconductor Holding AG (a)	15,752	624
Mobilezone Holding AG	462,199	1,934
Roche Holding AG (participation certificate)	30,328	4,124
Sulzer AG (Reg.)	2,648	1,268
Swissquote Group Holding SA (a)	18,811	1,790
TOTAL SWITZERLAND		19,237
Taiwan - 0.2%
Motech Industries, Inc.	77,000	1,367
Sino-American Silicon Prds, Inc.	1,099,220	2,394
TOTAL TAIWAN		3,761
Thailand - 0.0%
Bumrungrad Hospital PCL (For. Reg.)	2,330,500	1,085
Turkey - 1.9%
Alarko Gayrimenkul Yatirim Ortakligi AS (a)	49,000	1,681
Atakule Gayrimenkul Yatirim Ortakligi AS	1,033,000	748
Dogan Gazetecilik AS (a)	3,601,955	8,367
Dogan Sirketler Grubu Holding AS (a)	329,500	959
Dogan Yayin Holding AS	689,787	1,935
Efes Sinai Yatirim Holding AS Class B (a)	871,100	6,964
Enka Insaat ve Sanayi AS	633,950	6,550
Is Gayrimenkul Yatirim Ortakligi AS	1,147,700	1,904
Tupras-Turkiye Petrol Rafinerileri AS	525,600	7,690
Turkiye Sinai Kalkinma Bankasi AS	853,754	1,803
Yapi ve Kredi Bankasi AS (a)	515,000	2,253
TOTAL TURKEY		40,854
United Kingdom - 15.2%
Accuma Group PLC	335,366	905
Advanced Technology (UK) PLC (a)(d)	7,355,000	0
AeroBox PLC (a)	5,694,657	575
Afren PLC (d)	13,078,000	8,160
African Copper PLC	1,742,884	1,715
Air Partner PLC	45,000	473
Alba PLC	749,800	5,377
Alliance Pharma PLC (a)(d)	9,299,400	3,065
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Alterian PLC (a)	1,714,000	$ 3,434
Amlin PLC	157,014	511
Andor Technology Ltd.	444,444	820
Anglo Asian Mining PLC (a)	2,605,500	4,053
Appian Technology PLC (a)	1,916,178	278
Appian Technology PLC warrants 2/28/08 (a)(e)	479,045	11
Ascent Resources PLC (a)(d)	12,000,000	1,055
Ascent Resources PLC warrants 6/2/07 (a)	6,000,000	0
Asia Energy PLC (a)	1,532,651	15,650
Atrium Underwriting PLC	257,060	967
BG Group PLC	441,600	3,658
Bioprogress PLC (a)	3,446,213	1,999
Body Shop International PLC	800,000	3,234
BowLeven PLC	842,100	9,102
Caffe Nero Group PLC (a)	282,978	972
Cambrian Mining PLC (a)(d)	6,039,800	16,613
Cambrian Mining PLC warrants 1/25/06 (a)	350,000	0
Cardpoint PLC (a)	345,300	880
Central African Mining & Exploration Co. PLC (a)	16,622,700	3,141
Centurion Electronics PLC (d)	1,751,839	616
Ceres Power Holding PLC	514,200	877
Chaucer Holdings PLC	4,502,400	4,787
Clapham House Group PLC (a)	407,450	913
Cobra Biomanufacturing PLC (a)	701,900	604
Corac Group PLC (a)(d)	4,849,104	2,983
Corin Group PLC	1,122,914	7,648
CSS Stellar PLC (a)	623,908	543
CustomVis PLC (a)	375,215	38
DA Group PLC (a)(d)	2,187,865	2,615
Daniel Stewart Securities PLC (a)	4,229,000	1,022
Domino's Pizza UK & IRL PLC	344,636	2,023
Dream Direct Group PLC (a)	145,000	217
Eclipse Energy Co. Ltd. (e)	102,000	1,345
Entertainment Rights PLC (a)	2,152,089	1,087
Europa Oil & Gas Holdings PLC	1,000,000	475
Europa Oil & Gas Holdings PLC warrants 11/11/07 (a)	500,000	75
European Diamonds PLC (a)	499,300	316
Faroe Petroleum PLC (a)	1,288,906	2,401
Firestone Diamonds PLC (a)	687,000	1,835
Flomerics Group PLC	449,658	589
Forum Energy PLC (e)	499,970	984
Freeport PLC	256,276	1,982
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Future PLC	1,717,169	$ 2,437
Gaming Corp. PLC (a)	9,702,913	2,473
GMA Resources PLC (a)(d)	8,119,274	1,213
Goals Soccer Centres PLC	827,000	1,882
Golden Prospect PLC (a)	5,270,000	3,450
Goldshield Group PLC	416,400	2,031
GTL Resources PLC (a)	13,669,072	649
Gyrus Group PLC (a)	434,400	2,329
Hardide Ltd. (d)	12,401,000	2,588
Healthcare Enterprise Group PLC (a)	6,554,114	8,870
Highbury House Communications PLC	713,914	12
Hydrodec Group PLC	6,231,100	2,820
Ideal Shopping Direct PLC	130,339	739
Imperial College Innovations Ltd. (e)	19,300	2,714
Inchcape PLC	30,122	1,071
Intertek Group PLC	116,310	1,458
ITE Group PLC	4,436,717	8,032
ITM Power PLC (a)	3,042,500	4,920
Jubilee Platinum PLC (a)(d)	4,286,043	2,561
Lambert Howarth Group PLC (d)	1,320,284	6,010
Landround PLC	104,400	532
Lawrence PLC	1,073,124	6,648
London Clubs International PLC (a)	1,172,500	2,246
LTG Technologies PLC (a)	11,517,168	2,404
Manpower Software PLC (a)	258,824	96
Meridian Petroleum PLC	2,747,000	664
Metal Bulletin PLC	820,688	3,595
Mice Group PLC	4,432,324	2,473
Microgen PLC (a)	289,948	415
N Brown Group PLC	439,410	1,259
NDS Group PLC sponsored ADR (a)	105,154	3,810
NETeller PLC (a)	263,100	3,889
NeuTec Pharma PLC (a)	120,000	1,128
Ocean Wilsons Holdings Ltd.	205,311	1,137
Oil Quest Resources PLC (a)(d)	2,362,285	685
Oystertec PLC (a)	7,009,687	1,324
P&MM Group PLC (d)	2,035,000	2,700
Phytopharm PLC (a)	936,820	1,383
Pilat Media Global PLC (a)(d)	2,880,000	2,455
Platinum Mining Corp. of India PLC (d)	12,520,800	3,191
PlusNet Technologies Ltd.	1,312,355	6,170
Premier Oil PLC (a)	159,291	2,019
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Primary Health Properties PLC	80,000	$ 451
Proteome Sciences PLC (a)	1,339,442	2,119
Psion PLC	871,973	1,011
Punch Graphix PLC	909,100	1,909
Pureprofile Media PLC (e)	680,000	598
Pureprofile Media PLC warrants 7/31/06 (a)(e)	680,000	0
QA PLC (a)	13,554,656	405
Rambler Metals & Mining PLC	1,300,000	1,131
Rheochem PLC (d)	8,728,300	2,148
Rheochem PLC warrants 12/21/07 (a)	4,364,150	0
Royalblue Group PLC	45,073	449
Sanctuary Group PLC	763,757	282
Scapa Group PLC	3,660,400	1,351
SDL PLC (a)	1,450,000	3,568
Sibir Energy PLC (a)	116,280	494
Sinclair Pharma PLC (a)	1,786,758	4,098
SkyePharma PLC (a)	124,100	130
Sondex PLC	260,100	1,184
Spark Networks PLC unit (a)	536,133	4,843
Spice Holdings PLC	1,362,100	5,327
Sportingbet PLC (a)	345,100	2,247
Stem Cell Sciences PLC	721,649	1,268
Sterling Energy PLC (a)	3,843,700	1,368
SubSea Resources PLC (d)	8,644,100	4,330
SubSea Resources PLC warrants 11/4/09 (a)	1,805,625	452
Synergy Healthcare PLC	314,553	2,535
Taghmen Energy PLC (a)(d)	2,578,673	2,606
Taghmen Energy PLC warrants 7/30/06 (a)	2,279,573	343
Tanfield Group PLC (a)	7,300,000	2,566
Teesland PLC (a)	1,380,000	1,674
Tikit Group PLC (d)	785,062	2,580
Toledo Mining Corp. PLC (a)	480,000	801
Triple Plate Junction PLC (a)	3,638,000	1,343
Triple Plate Junction PLC warrants 12/31/05 (a)	1,818,750	0
Tristel PLC	673,918	492
UK Coal PLC	1,087,069	2,637
ukbetting PLC (a)	2,517,419	2,599
Unibet Group PLC unit	474,256	10,690
Urbium PLC	70,655	1,121
Whatman PLC	514,900	2,516
White Nile Ltd. (a)	200,000	355
William Hill PLC	333,186	3,379
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
William Ransom & Son PLC	3,629,500	$ 3,413
Windsor PLC	700,000	560
Wolfson Microelectronics PLC (a)	685,250	2,084
World Gaming PLC (a)	1,332,300	4,449
XN Checkout Holdings PLC (a)	160,000	820
ZincOx Resources PLC (a)	970,000	2,208
TOTAL UNITED KINGDOM		324,039
United States of America - 2.0%
121Media, Inc. (d)	460,705	1,607
Central European Distribution Corp. (a)	49,300	1,840
Chindex International, Inc. (a)	138,900	656
Cyberscan Technology, Inc.	65,500	814
Frontera Resources Corp.	2,300,000	4,790
Frontier Mining Ltd. (d)	6,115,691	2,714
Gatekeeper Systems LLC	224,350	177
Marathon Oil Corp.	39,900	2,329
NTL, Inc. (a)	49,300	3,285
Private Media Group, Inc. (a)	283,400	822
ResMed, Inc. CHESS Depositary Interests (a)	809,763	5,382
Solar Integrated Technologies, Inc. (a)	1,160,973	3,132
Trico Marine Services, Inc. (a)	67,200	1,381
UTEK Corp. (Reg. S)	43,442	510
Valero Energy Corp.	41,400	3,427
XL TechGroup, Inc.	1,442,680	9,255
TOTAL UNITED STATES OF AMERICA		42,121
TOTAL COMMON STOCKS (Cost $1,720,901)		2,082,274
Nonconvertible Preferred Stocks - 0.6%

Germany - 0.4%
Fresenius AG	57,705	7,413
Italy - 0.2%
Buzzi Unicem Spa (Risp)	483,900	5,144
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $7,876)		12,557
Investment Companies - 0.1%
	Shares	Value (000s)
United Kingdom - 0.1%
Black Sea Property Fund Ltd. (a) (Cost $1,882)	4,900,000	$ 2,024
Nonconvertible Bonds - 0.0%
	Principal Amount (000s)
Norway - 0.0%
Songa Offshore ASA 6.5% 6/8/10 (Cost $800)	$ 800	740
Money Market Funds - 7.1%
	Shares
Fidelity Cash Central Fund, 3.31% (b)	34,645,095	34,645
Fidelity Securities Lending Cash Central Fund, 3.32% (b)(c)	116,642,223	116,642
TOTAL MONEY MARKET FUNDS (Cost $151,287)		151,287
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $1,882,746)		2,248,882
NET OTHER ASSETS - (5.2)%		(110,206)
NET ASSETS - 100%		$ 2,138,676
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Affiliated company

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,484,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Appian Technology PLC warrants 2/28/08	2/18/05	$ 0
Eclipse Energy Co. Ltd.	4/28/05	$ 1,459
Forum Energy PLC	5/10/05	$ 941
Imperial College Innovations Ltd.	4/27/05	$ 2,942
Pertra Midt-Norges AS	6/28/05	$ 911
Pureprofile Media PLC	5/3/05	$ 644
Pureprofile Media PLC warrants 7/31/06	5/3/05	$ 0
Songa Offshore ASA	5/19/05	$ 193
Songa Offshore ASA warrants 5/20/08	6/8/05	$ 0
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
121Media, Inc.	$ -	$ 2,195	$ -	$ -	$ 1,607
Advanced Technology (UK) PLC	558	-	-	-	-
Afren PLC	-	3,214	328	-	8,160
Alliance Pharma PLC	1,812	835	214	-	3,065
Ascent Resources PLC	-	994	-	-	1,055
Aztec Resources Ltd.	-	5,036	2,816	-	-
BDI Mining Corp.	-	2,456	-	-	2,032
Cambrian Mining PLC	-	17,979	-	-	16,613
Centurion Electronics PLC	-	1,979	-	15	616
Corac Group PLC	2,460	92	-	-	2,983
DA Group PLC	-	2,300	113	-	2,615
Fox Resources Ltd.	487	1,126	-	-	1,299
Frontier Mining Ltd.	1,443	774	-	-	2,714
GMA Resources PLC	1,955	427	-	-	1,213
Hardide Ltd.	919	992	-	-	2,588
Hudbay Minerals, Inc. (formerly Ontzinc Corp.)	1,841	-	1,328	-	-
Jubilee Platinum PLC	1,823	728	463	-	2,561
Kura Corp. Ltd.	2,689	6,151	-	1	11,083
Lambert Howarth Group PLC	6,551	-	-	276	6,010
Leadcom Integrated Solutions	-	3,139	-	-	3,537
Oil Quest Resources PLC (formerly Hereward Ventures PLC)	167	874	-	-	685
P&MM Group PLC	2,300	-	-	-	2,700
Pilat Media Global PLC	2,196	-	-	-	2,455
Platinum Mining Corp. of India PLC	-	4,947	-	-	3,191
Rheochem PLC	-	2,692	-	-	2,148
Sphere Investments Ltd.	-	2,582	-	-	2,436
Starfield Resources, Inc.	-	4,654	-	-	4,155
Stepstone ASA	-	5,430	-	-	5,276
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
SubSea Resources PLC	$ 2,654	$ 560	$ -	$ -	$ 4,330
Sylvania Resources Ltd.	-	1,895	-	-	1,558
Taghmen Energy PLC	1,482	376	-	-	2,606
Tanfield Group PLC	-	2,429	-	-	-
Teleunit Spa	2,572	1,019	-	-	3,401
Tikit Group PLC	2,155	-	111	22	2,580
William Ransom & Son PLC	2,393	686	-	26	-
Total	$ 38,457	$ 78,561	$ 4,045	$ 340	$ 107,272
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,884,106,000. Net unrealized appreciation aggregated $364,776,000, of which $441,707,000 related to appreciated investment securities and $76,931,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Japan Fund

July 31, 2005

1.804854.101

JPN-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 28.6%
Auto Components - 1.2%
Bridgestone Corp.	11,000	$ 215,216
NOK Corp.	10,800	274,694
Riken Corp.	528,000	3,099,115
Stanley Electric Co. Ltd.	253,300	4,000,719
Tokai Rika Co. Ltd.	82,700	1,419,458
		9,009,202
Automobiles - 4.8%
Honda Motor Co. Ltd.	24,100	1,242,114
Mazda Motor Corp.	4,134,000	16,507,324
Toyota Motor Corp.	452,700	17,170,912
		34,920,350
Diversified Consumer Services - 0.7%
Benesse Corp.	109,100	3,638,446
Riso Kyoiku Co. Ltd.	14,251	1,219,215
		4,857,661
Hotels, Restaurants & Leisure - 0.5%
H.I.S. Co. Ltd.	75,600	1,536,271
Taito Corp.	1,601	2,235,377
		3,771,648
Household Durables - 6.1%
Casio Computer Co. Ltd.	1,050,200	13,523,853
Matsushita Electric Industrial Co. Ltd.	1,188,000	19,269,361
Sekisui Chemical Co. Ltd.	670,000	4,337,765
Sony Corp.	128,800	4,187,288
Sumitomo Forestry Co. Ltd.	376,000	3,484,299
		44,802,566
Internet & Catalog Retail - 1.1%
Rakuten, Inc.	10,124	7,761,028
Leisure Equipment & Products - 3.0%
Bandai Co. Ltd.	198,800	4,340,380
Sega Sammy Holdings, Inc.	281,900	17,423,674
		21,764,054
Media - 0.4%
cyber communications, Inc. (a)	292	649,206
Usen Corp.	76,170	2,181,221
		2,830,427
Multiline Retail - 2.4%
The Daimaru, Inc.	1,900,000	17,251,990
Specialty Retail - 6.4%
Fast Retailing Co. Ltd.	150,500	8,820,268
FT Communications Co. Ltd.	242	1,235,342
Otsuka Kagu Ltd.	391,700	9,370,564
Toys R Us Japan Ltd.	42,300	584,966
United Arrows Ltd.	175,900	6,179,066
Yamada Denki Co. Ltd.	371,700	20,990,663
		47,180,869

	Shares	Value
Textiles, Apparel & Luxury Goods - 2.0%
Onward Kashiyama Co. Ltd.	945,000	$ 12,816,266
Renown D'urban Holdings, Inc. (a)	179,000	1,762,222
		14,578,488
TOTAL CONSUMER DISCRETIONARY		208,728,283
CONSUMER STAPLES - 5.0%
Beverages - 0.1%
Asahi Breweries Ltd.	31,700	357,469
Food & Staples Retailing - 3.2%
Ito-Yokado Ltd.	517,100	17,199,111
Matsumotokiyoshi Co. Ltd.	232,100	6,068,514
		23,267,625
Food Products - 0.8%
Hokuto Corp.	66,500	1,318,823
Kibun Food Chemifa Co. Ltd.	181,200	4,616,817
		5,935,640
Household Products - 0.6%
Kao Corp.	35,000	799,947
Uni-Charm Corp.	89,700	3,454,142
		4,254,089
Personal Products - 0.3%
Fancl Corp.	54,500	2,428,254
TOTAL CONSUMER STAPLES		36,243,077
ENERGY - 6.8%
Oil, Gas & Consumable Fuels - 6.8%
INPEX Corp.	1,823	11,786,394
Nippon Mining Holdings, Inc.	1,776,500	10,569,421
Nippon Oil Corp.	2,692,000	18,482,139
TonenGeneral Sekiyu KK	862,000	9,168,501
		50,006,455
FINANCIALS - 17.2%
Capital Markets - 2.0%
Nikko Cordial Corp.	1,859,000	7,968,678
Nomura Holdings, Inc.	410,700	4,883,223
SMBC Friend Securities Co. Ltd.	393,500	1,949,215
		14,801,116
Commercial Banks - 9.2%
Juroku Bank Ltd.	369,000	2,096,945
Mitsui Trust Holdings, Inc.	721,000	7,296,883
Mizuho Financial Group, Inc.	5,084	22,923,101
Nishi-Nippon City Bank Ltd.	826,300	3,372,953
Ogaki Kyoritsu Bank Ltd.	317,000	1,801,441
Sumitomo Mitsui Financial Group, Inc.	3,993	26,313,425
The Keiyo Bank Ltd.	246,000	1,236,071
Tokyo Tomin Bank Ltd.	88,000	2,171,728
		67,212,547
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 3.4%
Credit Saison Co. Ltd.	214,600	$ 7,156,832
Nissin Co. Ltd.	4,420,500	9,356,388
OMC Card, Inc.	299,000	3,977,981
SFCG Co. Ltd.	17,040	3,833,981
		24,325,182
Insurance - 1.0%
T&D Holdings, Inc.	156,550	7,420,619
Real Estate - 1.6%
Mitsui Fudosan Co. Ltd.	475,000	5,411,312
Sumitomo Realty & Development Co. Ltd.	563,000	6,218,560
		11,629,872
TOTAL FINANCIALS		125,389,336
HEALTH CARE - 5.7%
Health Care Equipment & Supplies - 0.8%
Hogy Medical Co.	93,000	4,896,261
Terumo Corp.	31,700	888,034
		5,784,295
Pharmaceuticals - 4.9%
Astellas Pharma, Inc.	376,400	12,251,537
Sankyo Co. Ltd.	682,500	13,474,588
Takeda Pharamaceutical Co. Ltd.	204,100	10,436,881
		36,163,006
TOTAL HEALTH CARE		41,947,301
INDUSTRIALS - 9.6%
Building Products - 0.2%
Asahi Glass Co. Ltd.	150,000	1,448,708
Toto Ltd.	18,000	138,948
		1,587,656
Construction & Engineering - 3.8%
Chiyoda Corp.	106,000	1,470,586
JGC Corp.	2,132,000	26,525,575
		27,996,161
Machinery - 5.3%
Koyo Seiko Co. Ltd.	985,000	13,866,824
Mitsui Engineering & Shipbuilding Co.	5,942,000	12,259,719
Nabtesco Corp.	518,000	3,777,491
Nikkiso Co. Ltd.	792,000	4,916,324
Shinmaywa Industries Ltd.	403,000	2,390,511
THK Co. Ltd.	68,600	1,519,089
		38,729,958
Road & Rail - 0.2%
East Japan Railway Co.	264	1,295,994

	Shares	Value
Transportation Infrastructure - 0.1%
Kamigumi Co. Ltd.	53,000	$ 403,940
TOTAL INDUSTRIALS		70,013,709
INFORMATION TECHNOLOGY - 16.1%
Computers & Peripherals - 0.8%
Fujitsu Ltd.	1,061,000	5,935,071
Electronic Equipment & Instruments - 5.8%
Hoya Corp.	59,400	7,321,660
Nidec Corp.	36,900	3,990,431
Nihon Dempa Kogyo Co. Ltd.	119,200	3,000,009
Nippon Chemi-con Corp.	281,000	1,596,861
Nippon Electric Glass Co. Ltd.	245,000	3,677,887
Yamatake Corp.	558,500	10,231,758
Yaskawa Electric Corp. (a)	1,632,000	10,624,074
Yokogawa Electric Corp.	127,200	1,572,395
		42,015,075
Internet Software & Services - 3.2%
Index Corp.	1,020	2,975,321
livedoor Co. Ltd. (a)	758,373	3,183,352
Softbank Corp.	153,000	6,272,667
Yahoo! Japan Corp.	5,119	11,016,924
		23,448,264
IT Services - 2.3%
ITOCHU TECHNO-SCIENCE Corp. (CTC)	54,500	1,798,168
NTT Data Corp.	2,146	7,099,578
Otsuka Corp.	93,200	8,039,842
		16,937,588
Office Electronics - 0.1%
Canon, Inc.	10,600	521,202
Semiconductors & Semiconductor Equipment - 0.8%
Sanken Electric Co. Ltd.	534,000	6,206,928
Software - 3.1%
Nintendo Co. Ltd.	150,900	15,835,476
Square Enix Co. Ltd.	235,000	6,666,815
		22,502,291
TOTAL INFORMATION TECHNOLOGY		117,566,419
MATERIALS - 8.8%
Chemicals - 4.6%
JSR Corp.	73,900	1,462,293
Kuraray Co. Ltd.	721,000	6,463,320
Nitto Denko Corp.	29,900	1,643,310
Teijin Ltd.	3,756,000	17,135,738
Toho Tenax Co. Ltd. (a)	1,485,000	6,444,751
		33,149,412
Containers & Packaging - 0.2%
Fuji Seal International, Inc.	56,300	1,747,405
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 4.0%
Sumitomo Light Metal Industries Ltd.	1,812,000	$ 3,110,107
Sumitomo Metal Industries Ltd.	1,882,000	3,431,100
Sumitomo Metal Mining Co. Ltd.	2,287,000	15,803,273
Sumitomo Titanium Corp.	11,300	1,442,083
Toho Titanium Co. Ltd.	139,000	5,587,443
		29,374,006
TOTAL MATERIALS		64,270,823
TOTAL COMMON STOCKS (Cost $673,868,864)		714,165,403
Money Market Funds - 9.9%

Fidelity Cash Central Fund, 3.31% (b)	6,982,132	6,982,132
Fidelity Securities Lending Cash Central Fund, 3.32% (b)(c)	65,319,226	65,319,226
TOTAL MONEY MARKET FUNDS (Cost $72,301,358)		72,301,358
TOTAL INVESTMENT PORTFOLIO - 107.7% (Cost $746,170,222)		786,466,761
NET OTHER ASSETS - (7.7)%		(56,327,250)
NET ASSETS - 100%		$ 730,139,511
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $746,429,520. Net unrealized appreciation aggregated $40,037,241, of which $71,635,053 related to appreciated investment securities and $31,597,812 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Japan Smaller Companies Fund

July 31, 2005

1.804823.101

JSC-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 24.8%
Auto Components - 3.5%
Alpha Corp.	76,600	$ 3,011,000
Fine Sinter Co. Ltd.	458,000	1,816,604
Fuji Kiko Co. Ltd.	1,139,000	4,396,158
Kuriyama Corp.	74,100	271,503
NHK Spring Co. Ltd.	2,220,000	17,887,145
Nissin Kogyo Co. Ltd.	65,600	2,438,597
NOK Corp.	334,700	8,512,980
Pacific Industrial Co. Ltd.	184,000	811,632
Suncall Corp.	96,000	529,325
Teikoku Piston Ring Co. Ltd.	210,700	2,398,470
		42,073,414
Distributors - 0.2%
Crymson Co. Ltd.	954	1,908,933
Diversified Consumer Services - 1.9%
Best Bridal, Inc.	248	4,080,217
Human Holdings Co. Ltd.	509	837,432
Human Holdings Co. Ltd. New (a)	517	850,594
Studio Alice Co. Ltd.	383,000	7,493,441
Take & Give Needs Co. Ltd. (a)	8,000	9,320,112
		22,581,796
Hotels, Restaurants & Leisure - 3.1%
H.I.S. Co. Ltd.	264,500	5,374,917
Kazokutei Co. Ltd.	11,000	47,250
Rex Holdings Co. Ltd.	4,752	22,398,151
Tenpo Ryutsuu Net, Inc.	823	3,732,758
Zensho Co. Ltd.	250,000	5,769,488
		37,322,564
Household Durables - 0.4%
Sanrio Co. Ltd. (a)	466,800	4,641,224
Internet & Catalog Retail - 0.4%
Netprice Ltd.	177	901,961
Prime Network, Inc. (a)	2,108	2,287,127
Rakuten, Inc.	2,377	1,822,201
		5,011,289
Leisure Equipment & Products - 0.6%
Endo Manufacturing Co. Ltd.	346,000	3,077,060
Kimoto Co. Ltd.	170,900	1,831,424
Sankyo Co. Ltd. (Gunma)	53,800	2,497,541
		7,406,025
Media - 4.6%
Cyber Agent Ltd.	2,828	12,298,386
cyber communications, Inc. (a)	1,190	2,645,738
Gakken Co. Ltd.	118,000	312,722
Gendai Agency, Inc.	484	1,949,860
KG Intelligence Co. Ltd.	88,200	676,139
Opt, Inc. (a)	479	2,117,151
Opt, Inc. New (a)	2,022	8,937,116
Oricon, Inc.	469	700,716

	Shares	Value
Usen Corp.	869,460	$ 24,898,051
Zenrin Co. Ltd.	66,300	1,101,413
		55,637,292
Specialty Retail - 9.6%
Arc Land Sakamoto Co. Ltd.	445,500	7,079,982
Culture Convenience Club Co. Ltd.	311,900	8,099,498
FT Communications Co. Ltd.	525	2,679,977
Hikari Tsushin, Inc.	539,100	37,204,112
Meganesuper Co. Ltd.	281,200	3,898,713
Nihon Optical Co. Ltd.	87,300	567,533
Nishimatsuya Chain Co. Ltd.	441,200	11,417,956
Pal Co. Ltd.	94,050	4,274,050
USS Co. Ltd.	377,280	25,231,408
Yamada Denki Co. Ltd.	275,800	15,574,993
		116,028,222
Textiles, Apparel & Luxury Goods - 0.5%
Seiren Co. Ltd.	550,000	5,791,276
Workman Co. Ltd.	20,100	461,185
		6,252,461
TOTAL CONSUMER DISCRETIONARY		298,863,220
CONSUMER STAPLES - 4.7%
Food & Staples Retailing - 2.4%
Cosmos Pharmaceutical Corp.	253,000	8,099,960
Itochushokuhin Co. Ltd.	70,900	2,515,817
Kirindo Co. Ltd.	97,900	1,017,787
Kraft, Inc.	128,600	3,145,093
Nihon Chouzai Co. Ltd.	241,900	7,206,768
Plant Co. Ltd.	57,800	698,566
Valor Co. Ltd.	206,300	5,742,532
		28,426,523
Food Products - 2.0%
Frente Co. Ltd.	90,100	3,990,378
Hokuto Corp.	320,000	6,346,214
Kameda Seika Co. Ltd.	59,000	527,324
Kibun Food Chemifa Co. Ltd.	350,000	8,917,693
Nippon Suisan Kaisha Co. Ltd.	509,000	2,046,049
Warabeya Nichiyo Co. Ltd.	113,400	1,806,211
		23,633,869
Household Products - 0.1%
Pigeon Corp.	108,100	1,567,015
Personal Products - 0.2%
Fancl Corp.	65,500	2,918,360
TOTAL CONSUMER STAPLES		56,545,767
ENERGY - 1.7%
Energy Equipment & Services - 0.2%
Modec, Inc.	79,100	1,906,363
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 1.5%
Japan Petroleum Exploration Co. Ltd.	51,200	$ 2,303,989
Teikoku Oil Co. Ltd.	2,135,000	16,157,989
		18,461,978
TOTAL ENERGY		20,368,341
FINANCIALS - 7.5%
Capital Markets - 1.2%
E*Trade Securities Co. Ltd.	2,185	6,334,742
Matsui Securities Co. Ltd.	535,100	4,834,911
SMBC Friend Securities Co. Ltd.	685,000	3,393,170
		14,562,823
Commercial Banks - 2.9%
Bank of Yokohama Ltd.	1,361,000	7,722,158
Chiba Bank Ltd.	546,000	3,520,388
Ehime Bank Ltd.	400,000	1,501,178
Juroku Bank Ltd.	326,000	1,852,586
Mitsui Trust Holdings, Inc.	1,285,000	13,004,847
The Keiyo Bank Ltd.	300,000	1,507,404
Tokyo Tomin Bank Ltd.	206,300	5,091,223
		34,199,784
Consumer Finance - 0.6%
Credit Saison Co. Ltd.	84,600	2,821,379
Pocket Card Co. Ltd.	106,300	2,183,761
SFCG Co. Ltd.	11,090	2,495,238
		7,500,378
Diversified Financial Services - 0.3%
Sumisho Lease Co. Ltd.	97,600	3,506,639
Real Estate - 2.5%
Apamanshop Network Co. Ltd.	7,956	12,735,828
Kenedix, Inc.	314	1,069,518
KK daVinci Advisors (a)	4,166	14,115,755
Yasuragi Co. Ltd. (a)	80,000	2,347,815
		30,268,916
TOTAL FINANCIALS		90,038,540
HEALTH CARE - 2.9%
Health Care Equipment & Supplies - 1.9%
Asahi Intecc Co. Ltd.	42,300	959,269
Asahi Intecc Co. Ltd. New (a)	42,300	959,269
Hogy Medical Co.	320,700	16,884,202
Nakanishi, Inc.	42,000	4,108,676
		22,911,416
Health Care Providers & Services - 0.4%
Tokai Corp.	298,700	4,491,989

	Shares	Value
Pharmaceuticals - 0.6%
Fuji Pharmaceutical Co. Ltd.	167,600	$ 1,660,424
Sawai Pharmaceutical Co. Ltd.	195,100	5,569,576
		7,230,000
TOTAL HEALTH CARE		34,633,405
INDUSTRIALS - 21.0%
Air Freight & Logistics - 0.9%
Kintetsu World Express, Inc.	261,800	4,900,965
Yusen Air & Sea Service Co. Ltd.	158,300	5,757,900
		10,658,865
Building Products - 0.3%
Comany, Inc.	78,300	1,295,193
Wavelock Holdings Co. Ltd.	282,500	2,522,389
		3,817,582
Commercial Services & Supplies - 6.8%
ARRK Corp.	331,500	15,831,340
Career Design Center Co. Ltd. (d)	1,752	13,493,104
Certo Corp.	77,200	2,183,254
Fullcast Co. Ltd.	1,082	2,732,785
Gakujo Co. Ltd.	25,200	1,474,641
Ichinen Co. Ltd.	696,000	4,134,715
Intelligence Ltd.	3,000	8,083,952
J Bridge Corp. (a)	400,000	7,363,600
Moc Corp.	926	3,285,820
Nac Co. Ltd.	170,000	2,706,212
Nisca Corp.	71,900	1,320,410
Prestige International, Inc. (a)	2,534	6,377,536
Relo Holdings Corp.	305,900	4,189,480
TFP Consulting Group Co. Ltd.	496	3,065,677
The First Energy Service Co. Ltd.	203	5,036,863
		81,279,389
Construction & Engineering - 3.2%
Chiyoda Corp.	595,000	8,254,703
COMSYS Holdings Corp.	867,000	8,242,457
Kyowa Exeo Corp.	857,000	7,560,532
Token Corp.	415,000	13,950,821
		38,008,513
Electrical Equipment - 1.9%
Chiyoda Integre Co. Ltd.	544,500	11,742,741
Endo Lighting Corp.	470,000	5,897,728
Iwabuchi Corp.	247,000	1,647,472
Sansha Electric Manufacturing Co. Ltd.	149,000	800,356
Sumitomo Electric Industries Ltd.	260,000	2,915,737
		23,004,034
Machinery - 4.7%
Fuji Seiko Ltd.	89,000	565,921
Kitz Corp.	1,091,000	5,608,057
Koyo Seiko Co. Ltd.	826,000	11,628,423
Nihon Ceratec Co. Ltd.	688	3,707,840
Nihon Trim Co. Ltd.	63,350	3,594,406
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Nitta Corp.	572,600	$ 8,218,920
NTN Corp.	2,240,000	12,609,899
Obara Corp.	81,700	3,320,459
THK Co. Ltd.	355,100	7,863,391
		57,117,316
Marine - 0.6%
Mitsui O.S.K. Lines Ltd.	1,171,000	7,508,480
Road & Rail - 0.7%
Hamakyorex Co. Ltd.	235,100	7,986,856
Trading Companies & Distributors - 1.9%
IBJ Leasing Co. Ltd.	298,500	5,322,536
Itochu Corp.	1,670,000	8,688,248
Marubeni Corp.	1,833,000	6,813,945
Parker Corp.	86,000	864,245
STB Leasing Co. Ltd.	58,900	966,956
		22,655,930
TOTAL INDUSTRIALS		252,036,965
INFORMATION TECHNOLOGY - 28.6%
Communications Equipment - 1.3%
Allied Telesis Holdings KK	400,000	3,091,289
Tamura Taiko Holdings, Inc.	1,488,000	12,121,553
		15,212,842
Computers & Peripherals - 1.1%
Meiko Electronics Co. Ltd.	377,800	13,237,868
Electronic Equipment & Instruments - 9.7%
A&D Co. Ltd.	127,400	2,220,677
EM Systems Co. Ltd.	109,400	654,775
Excel Co. Ltd.	171,600	3,838,090
Forval Corp.	395,600	5,780,344
Hamamatsu Photonics KK	546,000	11,750,812
Honda Tsushin Kogyo Co. Ltd.	285,200	1,699,355
Ibiden Co. Ltd.	695,300	18,674,072
Iriso Electronics Co. Ltd.	11,900	268,807
KAGA ELECTRONICS Co. Ltd.	533,300	10,837,214
Nagano Keiki Co. Ltd.	269,000	4,210,414
Nexus Co. Ltd.	1,009	3,015,021
Nippon Chemi-con Corp.	594,000	3,375,570
Nippon Electric Glass Co. Ltd.	1,250,000	18,764,730
Optex Co. Ltd.	133,100	3,403,108
Optoelectronics Co. Ltd.	93,100	3,195,927
Shibaura Electronics Co. Ltd.	115,200	1,475,281
Siix Corp.	372,300	4,714,796
SK-Electronics Co. Ltd.	1,042	3,484,299
Sokkia Co. Ltd.	151,000	443,150
Sunx Ltd.	370,900	5,468,916
Tietech Co. Ltd.	324,000	3,457,691
Yokogawa Electric Corp.	455,700	5,633,181
		116,366,230

	Shares	Value
Internet Software & Services - 8.6%
Club iT Corp. (a)	250,000	$ 5,469,341
eAccess Ltd.	4,125	2,861,399
Excite Japan Co. Ltd.	550	3,991,285
Excite Japan Co. Ltd. New (a)	550	3,991,285
Gourmet Navigator, Inc.	139	648,984
Gourmet Navigator, Inc. New (a)	620	2,894,749
I-CF, Inc. (a)	4,900	14,511,095
Index Corp.	5,800	16,918,494
livedoor Co. Ltd. (a)	5,952,487	24,986,206
Sammy NetWorks Co. Ltd.	389	5,673,529
Telewave, Inc.	4,723	21,673,423
		103,619,790
IT Services - 3.1%
Cyber Firm, Inc. (a)	600	1,707,502
Faith, Inc.	2,099	5,394,735
Future System Consulting Corp.	1,690	3,892,659
Net One Systems Co. Ltd.	2,000	5,122,505
Otsuka Corp.	206,500	17,813,598
TIS, Inc.	106,600	3,128,463
		37,059,462
Office Electronics - 1.2%
Canon Fintech, Inc.	454,000	9,649,696
Riso Kagaku Corp.	138,700	5,254,676
		14,904,372
Semiconductors & Semiconductor Equipment - 0.6%
AOI Electronics Co. Ltd.	27,800	405,460
Elpida Memory, Inc.	20,000	679,443
Sanken Electric Co. Ltd.	218,000	2,533,914
Yamaichi Electronics Co. Ltd.	295,900	4,213,046
		7,831,863
Software - 3.0%
Advanced Media, Inc. Japan	521	4,605,576
Intelligent Wave, Inc.	3,402	8,168,794
KOEI Co. Ltd.	30,700	700,302
Square Enix Co. Ltd.	24,300	689,377
VIC Tokai Corp.	403,200	4,016,044
Works Applications Co. Ltd. (a)	16,146	17,518,005
		35,698,098
TOTAL INFORMATION TECHNOLOGY		343,930,525
MATERIALS - 6.5%
Chemicals - 3.6%
Asahi Denka Co. Ltd.	418,000	4,256,392
C. Uyemura & Co. Ltd.	251,000	9,129,708
JSP Corp.	404,600	4,137,934
Lintec Corp.	603,200	9,908,048
Nihon Micro Coating Co. Ltd. (a)	47,000	480,679
Osaka Organic Chemical Industry Ltd.	386,700	2,978,187
Soken Chemical & Engineer Co. Ltd.	72,800	1,790,137
Taiyo Kagaku	363,400	4,592,391
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Tohcello Co. Ltd.	731,500	$ 4,410,663
Tokai Carbon Co. Ltd.	313,000	1,389,008
		43,073,147
Containers & Packaging - 0.5%
Fuji Seal International, Inc.	185,000	5,741,918
Sun A Kaken Co. Ltd.	70,300	862,769
		6,604,687
Metals & Mining - 2.3%
Aichi Steel Corp.	1,100,000	6,133,666
Kobe Steel Ltd.	3,000,000	6,189,693
Sumitomo Metal Industries Ltd.	3,066,000	5,589,666
Sumitomo Metal Mining Co. Ltd.	761,000	5,258,544
Sumitomo Titanium Corp.	40,000	5,104,718
		28,276,287
Paper & Forest Products - 0.1%
Kokusai Chart Corp.	69,100	709,774
TOTAL MATERIALS		78,663,895
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Mitsui & Associates Telepark Corp.	1,227	3,982,881
TOTAL COMMON STOCKS (Cost $889,496,855)		1,179,063,539
Money Market Funds - 19.1%
Fidelity Cash Central Fund, 3.31% (b)	26,538,864	26,538,864
Fidelity Securities Lending Cash Central Fund, 3.32% (b)(c)	203,759,609	203,759,609
TOTAL MONEY MARKET FUNDS (Cost $230,298,473)		230,298,473
TOTAL INVESTMENT PORTFOLIO - 117.1% (Cost $1,119,795,328)		1,409,362,012
NET OTHER ASSETS - (17.1)%		(206,007,740)
NET ASSETS - 100%		$ 1,203,354,272
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Affiliated company
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Career Design Center Co. Ltd.	$ -	$ 9,166,362	$ 742,782	$ -	$ 13,493,104
Chiyoda Integre Co. Ltd.	14,601,757	-	5,596,133	-	-
I-CF, Inc.	-	16,287,616	-	-	-
Total	$ 14,601,757	$ 25,453,978	$ 6,338,915	$ -	$ 13,493,104
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,120,183,032. Net unrealized appreciation aggregated $289,178,980, of which $326,991,017 related to appreciated investment securities and $37,812,037 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Latin America Fund

July 31, 2005

1.804841.101

LAF-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Argentina - 0.5%
Cresud S.A.C.I.F.y A. sponsored ADR	77,400	$ 926,478
Telecom Argentina SA Class B sponsored ADR (a)	271,000	3,414,600
TOTAL ARGENTINA		4,341,078
Brazil - 50.6%
AES Tiete SA (PN)	217,900,000	4,057,354
Aracruz Celulose SA (PN-B) sponsored ADR	156,000	5,804,760
Banco Bradesco SA:
(PN)	547,177	19,092,106
(PN) sponsored ADR (non-vtg.)	557,550	19,413,891
Banco Itau Holding Financeira SA:
(PN)	179,504	33,800,502
sponsored ADR (non-vtg.)	50,000	4,698,000
Braskem SA (PN-A)	2,800	26,655
Caemi Mineracao E Metalurgia SA (PN)	9,665,400	10,417,311
Centrais Electricas Brasileiras SA (Electrobras) (PN-B)	628,865,300	8,107,075
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	412,026	12,818,129
sponsored ADR	74,145	1,838,796
Companhia de Concessoes Rodoviarias	90,800	2,041,048
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	183,500	2,774,520
Companhia Energetica Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	116,300	3,775,098
Companhia Siderurgica de Tubarao (CST) (PN)	49,305,700	2,863,845
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	1,058,300	19,769,044
Companhia Vale do Rio Doce:
(PN-A)	214,000	6,008,513
(PN-A) sponsored ADR (non-vtg.)	968,600	26,975,510
sponsored ADR	939,300	30,583,608
Diagnosticos da America SA	411,500	5,177,186
Embratel Participacoes SA sponsored ADR (a)	829,000	7,875,500
Empresa Nacional de Comercio Redito e Participacoes SA (PN) (a)	11,465,310	57,747
Energias do Brasil SA	462,000	4,214,091
Gerdau SA	170,550	1,405,455
Gerdau SA sponsored ADR	1,520,230	15,795,190
Lojas Renner SA	344,800	6,651,625
Natura Cosmeticos SA	63,900	2,143,846
Petroleo Brasileiro SA Petrobras:
(PN)	448,470	20,500,411
(PN) sponsored ADR (non-vtg.)	877,300	40,110,156

	Shares	Value
sponsored ADR (a)	773,000	$ 40,636,610
Sadia SA (PN)	1,194,300	2,379,084
Tam SA (PN) (a)	516,000	4,003,355
Tele Norte Leste Participacoes SA	223,100	4,668,773
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	846,600	13,266,222
Uniao de Bancos Brasileiros SA (Unibanco):
unit	150,700	1,110,421
GDR	562,200	20,683,338
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	1,441,000	25,744,013
Votorantim Celulose e Papel SA:
(PN)	96,565	1,158,213
sponsored ADR (non-vtg.)	1,102,550	13,285,728
TOTAL BRAZIL		445,732,729
Canada - 1.0%
Gerdau AmeriSteel Corp.	756,900	3,820,510
Meridian Gold, Inc. (a)	277,800	4,980,365
TOTAL CANADA		8,800,875
Chile - 3.9%
Compania Acero del Pacifico SA	472,341	6,009,319
Empresa Nacional de Electricidad SA sponsored ADR	389,000	10,114,000
Enersis SA sponsored ADR	966,300	10,107,498
Lan Chile SA sponsored ADR	191,800	6,962,340
Vina Concha y Toro SA sponsored ADR	16,500	1,567,500
TOTAL CHILE		34,760,657
Luxembourg - 1.6%
Tenaris SA sponsored ADR	149,169	14,002,494
Mexico - 38.1%
America Movil SA de CV Series L sponsored ADR	3,725,900	82,938,535
Cemex SA de CV sponsored ADR	1,323,057	62,395,368
Consorcio ARA SA de CV	602,400	2,203,570
Corporacion Geo SA de CV Series B (a)	3,588,300	9,902,028
Fomento Economico Mexicano SA de CV sponsored ADR	434,465	28,240,225
Grupo Mexico SA de CV Series B	9,935,049	16,989,721
Grupo Modelo SA de CV Series C	3,562,300	11,763,390
Grupo Televisa SA de CV (CPO) sponsored ADR	487,400	32,153,778
Industrias Penoles SA de CV	687,600	3,213,472
Sare Holding SA de CV Series B (a)	4,061,100	3,238,608
Telefonos de Mexico SA de CV Series L sponsored ADR	2,145,400	41,341,858
Urbi, Desarrollos Urbanos, SA de CV (a)	1,097,700	6,846,640
Wal-Mart de Mexico SA de CV Series V	7,642,593	34,260,397
TOTAL MEXICO		335,487,590
Common Stocks - continued
	Shares	Value
United States of America - 0.4%
Southern Peru Copper Corp.	69,300	$ 3,548,160
TOTAL COMMON STOCKS (Cost $630,460,479)		846,673,583
Money Market Funds - 6.8%

Fidelity Cash Central Fund, 3.31% (b)	26,916,411	26,916,411
Fidelity Securities Lending Cash Central Fund, 3.32% (b)(c)	32,899,800	32,899,800
TOTAL MONEY MARKET FUNDS (Cost $59,816,211)		59,816,211
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $690,276,690)		906,489,794
NET OTHER ASSETS - (2.9)%		(25,626,422)
NET ASSETS - 100%		$ 880,863,372
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $692,372,975. Net unrealized appreciation aggregated $214,116,819, of which $221,169,893 related to appreciated investment securities and $7,053,074 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Nordic Fund

July 31, 2005

1.804855.101

NOR-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Bermuda - 1.5%
Frontline Ltd.	40,600	$ 1,739,093
SeaDrill Ltd. (a)(d)	119,983	818,060
Ship Finance International Ltd. (NY Shares)	7,525	141,470
TOTAL BERMUDA		2,698,623
Denmark - 7.8%
Coloplast AS Series B	27,250	1,601,117
Danske Bank AS	209,120	6,525,972
GN Store Nordic AS	115,100	1,281,487
Kobenhaven Lufthave AS	1,100	263,714
Novo Nordisk AS Series B	40,795	2,108,543
Novozymes AS Series B	29,200	1,490,256
Rockwool International AS Series B	5,600	413,230
TOTAL DENMARK		13,684,319
Estonia - 0.3%
Tallinna Vesi AS	42,962	587,070
Finland - 13.4%
Kesko Oyj	28,600	778,510
Marimekko Oyj	36,500	663,844
Metso Corp.	57,200	1,376,697
Neste Oil Oyj	72,000	2,001,789
Nokia Corp.	981,095	15,648,465
Nokian Tyres Ltd.	116,900	2,369,914
TietoEnator Oyj	21,160	690,160
TOTAL FINLAND		23,529,379
Iceland - 1.0%
Ossur Hf (a)	1,319,142	1,762,660
Luxembourg - 3.2%
Millicom International Cellular SA unit (a)	42,160	890,546
Oriflame Cosmetics SA unit	18,250	430,156
SBS Broadcasting SA (a)	27,400	1,309,446
Stolt Offshore SA (a)	192,200	2,212,222
Stolt-Nielsen SA	13,900	477,608
Transcom WorldWide SA Series B (a)	30,900	228,843
TOTAL LUXEMBOURG		5,548,821
Norway - 27.1%
Aker Kvaerner ASA (a)	42,550	2,075,034
Awilco Offshore ASA	107,200	528,563
Camillo Eitzen & Co. ASA	186,400	1,924,300
DnB NOR ASA	515,400	5,400,143
Farstad Shipping ASA (a)	55,800	739,409
Fred Olsen Energy ASA (a)	71,800	2,002,419
Havila Shipping ASA (a)	57,300	441,445
Leroy Seafood Group ASA (a)	121,300	995,250
Norsk Hydro ASA	58,980	5,587,765
Norwegian Air Shuttle AS (a)	109,600	504,933
Ocean RIG ASA (a)	287,800	3,192,826
Orkla ASA (A Shares)	70,135	2,755,668

	Shares	Value
Otrum Electronics ASA (a)	168,500	$ 869,754
Rocksource ASA (a)	2,344,700	675,586
Schibsted ASA (B Shares)	74,200	2,029,337
Sevan Marine ASA (a)	456,900	1,478,402
Solstad Offshore ASA	91,600	1,213,797
Statoil ASA	166,454	3,616,307
Steen & Stroem ASA (a)	4,800	133,127
Storebrand ASA (A Shares)	443,700	4,409,619
TANDBERG ASA	468,700	5,326,095
TANDBERG Television ASA (a)	67,400	859,369
Telenor ASA	83,300	718,762
TOTAL NORWAY		47,477,910
Sweden - 37.2%
Assa Abloy AB (B Shares)	125,602	1,714,802
Atlas Copco AB (A Shares)	76,400	1,298,910
Capio AB (a)	76,800	1,315,602
Cherryforetagen AB (B Shares) (a)	35,000	127,575
Concordia Maritime AB (B Shares)	171,700	829,303
Elekta AB (B Shares)	39,300	1,850,085
Getinge AB (B Shares)	66,760	889,956
Hennes & Mauritz AB (H&M) (B Shares)	168,990	6,029,100
Hexagon AB (B Shares)	180,000	3,384,831
Intrum Justitia AB (a)	256,700	1,884,571
Investor AB (B Shares)	84,800	1,266,968
JC Aktiebolag	12,000	187,789
Karlshamns AB	9,400	170,710
Lundin Petroleum AB (a)	85,600	879,258
Mekonomen AB	178,000	2,189,450
Modern Times Group AB (MTG) (B Shares) (a)	43,300	1,305,015
NCC AB Series B	49,800	846,672
NeoNet AB (a)	112,000	128,387
Nordea Bank AB	546,100	5,240,107
Peab AB	27,600	337,710
Pergo AB (a)	109,500	521,828
Readsoft AB (B Shares) (a)	36,556	147,372
Sandvik AB	65,500	2,619,477
Securitas AB (B Shares)	131,500	2,227,220
Skandia Foersaekrings AB	296,900	1,682,575
Skanska AB (B Shares)	51,500	666,630
SKF AB (B Shares)	148,000	1,748,958
Studsvik AB (a)	1,800	36,399
Svenska Handelsbanken AB (A Shares)	154,516	3,333,496
Swedish Match Co.	141,000	1,766,121
Telefonaktiebolaget LM Ericsson (B Shares)	5,346,200	18,369,540
Uniflex AB	11,580	74,276
Wihlborgs Fastigheter AB (a)	3,260	90,485
TOTAL SWEDEN		65,161,178
Switzerland - 3.1%
Nobel Biocare Holding AG (Switzerland)	25,790	5,444,433
Common Stocks - continued
	Shares	Value
United Kingdom - 3.3%
AstraZeneca PLC (Sweden)	106,300	$ 4,812,495
Axis Shield PLC (a)	12,300	76,095
Group 4 Securicor PLC (Denmark)	184,418	518,559
Unibet Group PLC unit	14,000	315,557
TOTAL UNITED KINGDOM		5,722,706
TOTAL COMMON STOCKS (Cost $136,789,447)		171,617,099
Money Market Funds - 8.6%

Fidelity Cash Central Fund, 3.31% (b)	9,268,204	9,268,204
Fidelity Securities Lending Cash Central Fund, 3.32% (b)(c)	5,925,300	5,925,300
TOTAL MONEY MARKET FUNDS (Cost $15,193,504)		15,193,504
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $151,982,951)		186,810,603
NET OTHER ASSETS - (6.5)%		(11,467,170)
NET ASSETS - 100%		$ 175,343,433
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $818,060 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
SeaDrill Ltd.	6/6/05 - 6/8/05	$ 414,412
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $153,269,653. Net unrealized appreciation aggregated $33,540,950, of which $37,526,130 related to appreciated investment securities and $3,985,180 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Overseas Fund

July 31, 2005

1.804876.101

OVE-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Canada - 2.5%
Alcan, Inc.	1,050,800	$ 35,531,605
EnCana Corp.	1,134,800	46,778,581
Inmet Mining Corp. (a)	494,700	7,434,541
Talisman Energy, Inc.	680,900	29,858,718
TOTAL CANADA		119,603,445
China - 0.1%
Global Bio-Chem Technology Group Co. Ltd.	13,324,000	6,684,625
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	1,054,250	9,765
TOTAL CHINA		6,694,390
Denmark - 0.3%
TDC AS	261,200	11,738,610
Finland - 1.8%
Neste Oil Oyj	310,300	8,627,155
Nokia Corp.	4,676,110	74,583,954
TOTAL FINLAND		83,211,109
France - 12.5%
Accor SA	486,309	24,765,286
Alcatel SA sponsored ADR (a)	1,400,100	17,081,220
AXA SA	1,226,960	33,496,008
BNP Paribas SA	365,898	26,463,802
France Telecom SA	597,483	18,462,225
L'Oreal SA	306,516	24,194,457
Lagardere S.C.A. (Reg.)	289,400	20,895,946
Louis Vuitton Moet Hennessy (LVMH)	375,300	31,193,763
Pernod-Ricard	212,900	35,649,307
Renault SA	191,000	17,508,015
Sanofi-Aventis sponsored ADR	1,128,800	48,877,040
Thomson SA	341,500	7,743,086
Total SA Series B	911,369	227,842,252
Vinci SA	147,600	11,954,862
Vivendi Universal SA sponsored ADR	1,262,100	40,109,538
TOTAL FRANCE		586,236,807
Germany - 7.6%
Allianz AG (Reg.)	1,305,900	166,241,070
BASF AG	403,678	28,580,402
Deutsche Boerse AG	165,996	14,580,010
Deutsche Telekom AG sponsored ADR	1,145,800	22,663,924
E.ON AG	398,591	36,829,808
GFK AG	127,360	5,020,324
Hypo Real Estate Holding AG	292,100	11,864,737
Infineon Technologies AG sponsored ADR (a)	4,481,700	44,010,294
SAP AG sponsored ADR	363,700	15,573,634
SolarWorld AG	101,200	9,856,893
TOTAL GERMANY		355,221,096

	Shares	Value
Hong Kong - 1.9%
ASM Pacific Technology Ltd.	4,601,500	$ 21,546,594
Esprit Holdings Ltd.	1,671,500	12,471,313
Hong Kong Exchanges & Clearing Ltd.	5,138,000	15,962,064
Hutchison Whampoa Ltd.	917,300	8,962,249
Techtronic Industries Co. Ltd.	3,154,000	7,830,632
Television Broadcasts Ltd.	1,539,000	9,255,461
Wharf Holdings Ltd.	3,014,000	11,321,498
TOTAL HONG KONG		87,349,811
India - 2.5%
Cipla Ltd.	921,496	7,147,746
Housing Development Finance Corp. Ltd.	2,136,540	45,534,271
Infosys Technologies Ltd.	652,705	34,084,454
Satyam Computer Services Ltd.	1,944,236	23,354,106
State Bank of India	363,400	7,695,397
TOTAL INDIA		117,815,974
Ireland - 0.3%
Allied Irish Banks PLC	125,300	2,713,372
Ryanair Holdings PLC sponsored ADR (a)	235,300	11,014,393
TOTAL IRELAND		13,727,765
Italy - 1.5%
Banca Intesa Spa	4,463,100	21,700,150
ENI Spa	1,729,942	48,922,760
TOTAL ITALY		70,622,910
Japan - 21.2%
Advantest Corp.	512,900	41,052,071
Aeon Co. Ltd.	2,536,300	41,141,993
Asahi Glass Co. Ltd.	2,923,000	28,230,496
Canon, Inc.	427,300	21,010,342
Credit Saison Co. Ltd.	298,300	9,948,197
Dainippon Screen Manufacturing Co. Ltd.	840,000	5,625,150
Daiwa Securities Group, Inc.	7,018,000	41,192,407
Honda Motor Co. Ltd.	478,600	24,667,045
JAFCO Co. Ltd.	589,700	31,885,598
Millea Holdings, Inc.	702	9,182,160
Mitsui & Co. Ltd.	1,368,000	13,187,888
Mizuho Financial Group, Inc.	10,586	47,730,910
Murata Manufacturing Co. Ltd.	666,700	32,254,419
Nikko Cordial Corp.	23,229,000	99,572,043
Nikon Corp.	1,041,000	11,738,966
Nippon Electric Glass Co. Ltd.	735,000	11,033,661
Nitto Denko Corp.	936,700	51,481,224
Nomura Holdings, Inc.	2,581,200	30,690,469
ORIX Corp.	178,800	26,427,641
Sega Sammy Holdings, Inc.	233,000	14,401,263
Sompo Japan Insurance, Inc.	1,988,000	18,899,658
Sumitomo Mitsui Financial Group, Inc.	13,093	86,281,412
T&D Holdings, Inc.	329,700	15,628,094
Takefuji Corp.	241,210	15,616,602
Common Stocks - continued
	Shares	Value
Japan - continued
TDK Corp.	307,200	$ 21,091,059
Tokuyama Corp.	823,000	6,616,497
Tokyo Electron Ltd.	2,208,200	119,399,319
Toyota Motor Corp.	1,648,700	62,535,193
USS Co. Ltd.	67,830	4,536,277
Yahoo! Japan Corp.	23,752	51,118,184
TOTAL JAPAN		994,176,238
Korea (South) - 4.3%
Honam Petrochemical Corp.	563,240	25,043,909
Hyundai Motor Co.	174,386	12,116,535
Kookmin Bank	993,690	52,923,025
LG Electronics, Inc.	365,880	23,812,782
LG.Philips LCD Co. Ltd. sponsored ADR	949,100	21,848,282
Samsung Electronics Co. Ltd.	52,420	28,942,944
Shinhan Financial Group Co. Ltd.	832,082	25,329,197
Shinsegae Co. Ltd.	34,000	12,077,598
TOTAL KOREA (SOUTH)		202,094,272
Netherlands - 7.8%
Aegon NV	1,362,200	19,522,710
ASML Holding NV (a)	11,499,005	202,382,488
EADS NV	698,800	23,495,490
ING Groep NV (Certificaten Van Aandelen)	1,626,564	49,187,295
Koninklijke Philips Electronics NV (NY Shares)	1,037,100	28,126,152
STMicroelectronics NV (NY Shares)	326,700	5,635,575
TomTom Group BV	265,700	8,785,337
VNU NV	1,056,239	30,301,120
TOTAL NETHERLANDS		367,436,167
Norway - 0.3%
Statoil ASA	662,300	14,388,841
Philippines - 0.2%
Philippine Long Distance Telephone Co. sponsored ADR	245,900	7,148,313
Singapore - 0.9%
STATS ChipPAC Ltd. (a)	54,008,000	37,319,633
United Test & Assembly Center Ltd. (a)	16,416,000	7,052,690
TOTAL SINGAPORE		44,372,323
Spain - 1.2%
Banco Bilbao Vizcaya Argentaria SA	1,838,300	30,883,440
Telefonica SA	1,480,874	24,903,364
TOTAL SPAIN		55,786,804
Sweden - 0.5%
Gambro AB (A Shares)	966,800	14,071,058
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	331,700	11,397,212
TOTAL SWEDEN		25,468,270

	Shares	Value
Switzerland - 8.8%
ABB Ltd. (Reg.) (a)	5,631,961	$ 38,378,375
Actelion Ltd. (Reg.) (a)	166,745	17,885,179
Compagnie Financiere Richemont unit	602,090	21,215,325
Credit Suisse Group (Reg.)	1,171,252	49,075,459
Nestle SA (Reg.)	175,545	48,162,643
Novartis AG (Reg.)	1,794,383	87,404,396
Roche Holding AG (participation certificate)	548,099	74,529,042
The Swatch Group AG (Reg.)	250,929	7,410,337
UBS AG (Reg.)	819,493	67,165,646
TOTAL SWITZERLAND		411,226,402
Taiwan - 8.5%
Acer, Inc.	15,256,000	29,056,768
Advanced Semiconductor Engineering, Inc.	48,496,000	38,042,046
ASE Test Ltd. (a)	440,300	3,060,085
AU Optronics Corp.	7,691,040	12,005,938
Chi Mei Optoelectronics Corp.	7,360,000	10,819,454
Chi Mei Optoelectronics Corp. GDR (d)	760,800	11,145,720
Hon Hai Precision Industries Co. Ltd.	2,115,495	11,881,820
King Yuan Electronics Co. Ltd.	13,486,595	11,256,461
Siliconware Precision Industries Co. Ltd.	40,681,752	41,868,888
Sunplus Technology Co. Ltd.	8,944,000	11,997,364
Taiwan Semiconductor Manufacturing Co. Ltd.	27,180,226	45,371,447
United Microelectronics Corp.	177,658,560	125,704,441
United Microelectronics Corp. sponsored ADR	6,957,300	26,785,605
Yageo Corp. (a)	52,150,000	18,981,487
TOTAL TAIWAN		397,977,524
United Kingdom - 9.4%
3i Group PLC	464,781	5,816,156
Admiral Group PLC	1,016,300	6,608,933
AstraZeneca PLC (United Kingdom)	337,900	15,354,176
BAE Systems PLC	2,089,200	11,309,370
BHP Billiton PLC	1,984,475	28,129,220
BP PLC	7,708,160	84,635,596
HSBC Holdings PLC (United Kingdom) (Reg.)	3,203,070	51,883,328
ITV PLC	8,564,797	18,063,671
Man Group PLC	1,178,702	33,684,666
O2 PLC	4,991,600	12,216,384
Reckitt Benckiser PLC	324,100	9,740,535
Reuters Group PLC	1,000,150	6,798,344
Rio Tinto PLC (Reg.)	666,938	22,117,331
Smiths Group PLC	645,500	10,874,168
Standard Chartered PLC (United Kingdom)	623,500	12,163,740
Tesco PLC	2,616,835	14,970,456
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Vodafone Group PLC	31,026,259	$ 80,140,823
Xstrata PLC	751,600	15,983,792
TOTAL UNITED KINGDOM		440,490,689
United States of America - 3.9%
Applied Materials, Inc.	1,214,300	22,415,978
Freeport-McMoRan Copper & Gold, Inc. Class B	677,700	27,297,756
Honeywell International, Inc.	595,400	23,387,312
Lyondell Chemical Co.	1,905,700	53,245,258
NTL, Inc. (a)	251,000	16,724,130
Synthes, Inc.	204,882	22,230,202
Telewest Global, Inc. (a)	421,282	9,411,440
Teradyne, Inc. (a)	570,400	8,858,312
TOTAL UNITED STATES OF AMERICA		183,570,388
TOTAL COMMON STOCKS (Cost $4,154,420,862)		4,596,358,148
Money Market Funds - 4.6%

Fidelity Cash Central Fund, 3.31% (b)	132,131,303	132,131,303
Fidelity Securities Lending Cash Central Fund, 3.32% (b)(c)	82,776,521	82,776,521
TOTAL MONEY MARKET FUNDS (Cost $214,907,824)		214,907,824
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $4,369,328,686)		4,811,265,972
NET OTHER ASSETS - (2.6)%		(120,184,865)
NET ASSETS - 100%		$ 4,691,081,107
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $11,145,720 or 0.2% of net assets.

Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $4,410,069,572. Net unrealized appreciation aggregated $401,196,400, of which $605,586,771 related to appreciated investment securities and $204,390,371 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Pacific Basin Fund

July 31, 2005

1.804825.101

PAF-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Australia - 12.7%
ABC Learning Centres Ltd.	410,618	$ 1,678,635
AMP Ltd.	326,008	1,673,334
BHP Billiton Ltd.	726,230	10,755,468
Billabong International Ltd.	269,567	2,903,997
Bradken Ltd.	1,137,342	2,428,090
Cochlear Ltd.	52,300	1,600,774
Computershare Ltd.	862,200	4,020,808
ConnectEast Group	4,190,868	2,522,294
CSL Ltd.	123,269	3,255,029
DCA Group Ltd.	764,300	2,285,523
Downer EDI Ltd.	899,232	3,934,814
Fosters Group Ltd.	140,033	578,825
Macquarie Airports unit	610,266	1,547,706
Macquarie Bank Ltd.	100,798	4,807,475
Macquarie Communications Infrastructure Group unit	539,300	2,592,559
Macquarie Infrastructure Group unit	1,913,791	5,780,854
Newcrest Mining Ltd.	224,987	2,791,650
PaperlinX Ltd.	600,000	1,603,432
QBE Insurance Group Ltd.	260,135	3,334,113
Seek Ltd.	1,169,800	2,231,705
Sonic Healthcare Ltd.	220,899	2,147,254
United Group Ltd.	346,894	2,421,320
WorleyParsons Ltd.	229,300	1,388,733
TOTAL AUSTRALIA		68,284,392
Bermuda - 1.2%
Asia Aluminum Holdings Ltd. (a)	9,088,000	1,028,795
GOME Electrical Appliances Holdings Ltd.	1,079,000	666,255
Macquarie International Infrastructure Fund	1,752,000	1,189,581
Ports Design Ltd.	998,000	795,976
Sinolink Worldwide Holdings Ltd.	13,736,000	2,226,428
Skyworth Digital Holdings Ltd.	3,418,000	510,044
TOTAL BERMUDA		6,417,079
Cayman Islands - 1.7%
Foxconn International Holdings Ltd.	2,559,000	2,106,823
Hong Kong Economic Time Holdings Ltd.	276,000	60,358
Hutchison Telecommunications International Ltd.	1,796,000	2,067,794
Kingboard Chemical Holdings Ltd.	1,066,400	3,045,446
Norstar Founders Group Ltd.	2,036,000	521,205
SinoCom Software Group Ltd.	2,250,000	1,562,982
TOTAL CAYMAN ISLANDS		9,364,608
China - 4.0%
Beijing Capital Land Ltd. (H Shares)	2,876,000	767,688
Beijing Media Corp. Ltd. (H Shares)	363,000	779,832
Chitaly Holdings Ltd.	2,700,000	1,736,647
Dongfang Electrical Machinery Co. Ltd. (H Shares)	1,384,000	1,548,935

	Shares	Value
Global Bio-Chem Technology Group Co. Ltd.	4,060,000	$ 2,036,894
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	221,500	2,052
Li Ning Co. Ltd.	3,044,000	1,292,220
People's Food Holdings Ltd.	2,120,000	1,178,309
PetroChina Co. Ltd. (H Shares)	3,586,000	3,199,788
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	1,111,500	1,858,791
Tencent Holdings Ltd.	1,522,000	1,194,324
Tong Ren Tang Technologies Co. Ltd. (H Shares)	567,000	1,050,324
Vision Grande Group Holdings Ltd.	1,204,000	758,928
Weichai Power Co. Ltd. (H Shares)	638,000	1,538,862
Wumart Stores, Inc. (H Shares)	85,000	144,335
Xinao Gas Holdings Ltd.	706,000	558,544
Yantai Changyu Pioneer Wine Co. (B Shares)	1,135,700	1,671,350
TOTAL CHINA		21,317,823
Hong Kong - 7.3%
ASM Pacific Technology Ltd.	296,000	1,386,025
China Overseas Land & Investment Ltd.	6,722,000	1,556,499
CNOOC Ltd.	4,853,000	3,387,879
Esprit Holdings Ltd.	1,098,500	8,196,074
Hanny Holdings Ltd.	2,624,000	1,147,679
Hengan International Group Co. Ltd.	522,000	416,332
Hong Kong & China Gas Co. Ltd.	966,000	2,013,121
Hutchison Whampoa Ltd.	240,000	2,344,860
Lung Kee (Bermuda) Holdings	296,000	215,138
Paul Y-ITC Construction Holdings Ltd.	14,648,000	2,280,035
Shanghai Industrial Holdings Ltd. Class H	692,000	1,464,367
Shun Tak Holdings Ltd.	3,136,000	2,803,746
Solomon Systech Ltd.	6,428,000	2,046,581
Techtronic Industries Co. Ltd.	2,085,500	5,177,801
Television Broadcasts Ltd.	419,000	2,519,843
Wharf Holdings Ltd.	582,000	2,186,169
TOTAL HONG KONG		39,142,149
India - 6.6%
ABB Ltd. India	28,016	941,574
Alembic Ltd.	194,510	1,231,135
Apollo Hospitals Enterprise Ltd. GDR (a)(d)	28,400	247,586
Aztec Software & Technology Services Ltd.	345,143	970,913
Bajaj Auto Ltd.	30,383	1,013,536
Bharat Electronics Ltd.	59,779	1,004,917
Bharti Televentures Ltd. (a)	5,922	39,663
Cipla Ltd.	161,176	1,250,190
Crompton Greaves Ltd.	259,001	3,306,675
Geodesic Information Systems Ltd.	1,363,080	5,764,222
Housing Development Finance Corp. Ltd.	63,800	1,359,715
Indiabulls Financial Services Ltd.	287,086	1,694,825
Indiabulls Financial Services Ltd. GDR (a)	161,570	952,958
Common Stocks - continued
	Shares	Value
India - continued
Infrastructure Development Finance Co. Ltd. (a)	90,310	$ 70,685
IVRCL Infrastructures & Projects Ltd.	120,891	1,728,903
Kotak Mahindra Bank Ltd.	104,029	1,020,533
Max India Ltd. (a)	235,578	2,977,263
Pantaloon Retail India Ltd.	36,124	1,250,536
Pfizer Ltd.	85,600	1,598,202
State Bank of India	276,684	5,859,089
Zee Telefilms Ltd.	225,024	980,854
TOTAL INDIA		35,263,974
Indonesia - 1.5%
PT Mitra Adiperkasa Tbk	32,799,000	4,281,776
PT Semen Gresik Tbk	469,500	952,888
PT Telkomunikasi Indonesia Tbk Series B	5,140,000	2,909,440
TOTAL INDONESIA		8,144,104
Japan - 39.5%
Aisin Seiki Co. Ltd.	101,200	2,371,488
Aruze Corp.	75,800	1,574,041
Asahi Breweries Ltd.	168,700	1,902,367
Astellas Pharma, Inc.	122,800	3,997,048
Bandai Visual Co. Ltd.	412	1,410,645
Bridgestone Corp.	174,000	3,404,331
Casio Computer Co. Ltd.	153,000	1,970,243
Central Glass Co. Ltd.	191,000	1,187,327
Chiyoda Corp.	188,000	2,608,209
Chugai Pharmaceutical Co. Ltd.	124,100	2,100,247
Commuture Corp.	234,000	1,954,075
Cosmo Oil Co. Ltd.	393,000	1,751,016
Credit Saison Co. Ltd.	68,700	2,291,120
Cyber Agent Ltd.	700	3,044,155
Daikin Industries Ltd.	78,900	1,919,085
Don Quijote Co. Ltd.	22,600	1,288,328
Doshisha Co. Ltd.	27,800	674,943
E*Trade Securities Co. Ltd.	328	950,936
East Japan Railway Co.	698	3,426,529
Fujitsu Ltd.	545,000	3,048,646
Fullcast Co. Ltd.	662	1,672,000
Geomatec Co. Ltd.	38,800	577,281
H.I.S. Co. Ltd.	60,700	1,233,488
Hamakyorex Co. Ltd.	111,200	3,777,705
Hikari Tsushin, Inc.	55,600	3,837,040
Hokuhoku Financial Group, Inc.	530,000	1,522,433
Hokuto Corp.	40,500	803,193
Honda Motor Co. Ltd.	50,300	2,592,462
Hoya Corp.	44,400	5,472,756
Intelligent Wave, Inc.	1,107	2,658,100
Ise Chemical Corp.	248,000	1,204,215
JAFCO Co. Ltd.	37,300	2,016,844
Japan Logistics Fund, Inc.	247	1,581,573
Japan Single Residence (REIT), Inc.	2	9,000
JSR Corp.	102,300	2,024,256

	Shares	Value
Kamigumi Co. Ltd.	200,000	$ 1,524,301
Kaneka Corp.	155,000	1,750,634
KOEI Co. Ltd.	19,400	442,536
Konica Minolta Holdings, Inc.	227,000	2,075,290
Koyo Seiko Co. Ltd.	131,000	1,844,217
livedoor Co. Ltd. (a)	676,108	2,838,036
livedoor Marketing Co. Ltd. (a)	15,647	730,551
Mars Engineering Corp.	55,900	1,541,109
Matsushita Electric Industrial Co. Ltd.	255,000	4,136,100
Millea Holdings, Inc.	163	2,132,040
Miraca Holdings, Inc.	114,500	2,413,313
Mitsubishi Corp.	177,000	2,528,009
Mitsui & Co. Ltd.	362,000	3,489,777
Mitsui Trust Holdings, Inc.	407,000	4,119,045
Mizuho Financial Group, Inc.	703	3,169,736
Monex Beans Holdings, Inc.	1,100	1,085,864
Nidec Corp.	16,000	1,730,268
Nikko Cordial Corp.	249,000	1,067,349
Nippon Chemi-con Corp.	439,000	2,494,740
Nippon Electric Glass Co. Ltd.	519,000	7,791,116
Nippon Mining Holdings, Inc.	464,500	2,763,578
Nishi-Nippon City Bank Ltd.	266,000	1,085,811
Nissin Co. Ltd.	1,381,800	2,924,705
Nitto Denko Corp.	91,600	5,034,355
Nittoku Engineering Co. Ltd.	140,500	1,219,512
NOK Corp.	90,500	2,301,837
Oracle Corp. Japan	23,700	1,045,418
Oricon, Inc.	754	1,126,524
ORIX Corp.	38,300	5,660,954
Sankyo Co. Ltd. (Gunma)	31,400	1,457,673
Sega Sammy Holdings, Inc.	64,600	3,992,797
SFCG Co. Ltd.	15,610	3,512,233
Softbank Corp.	109,900	4,505,661
Sony Corp.	106,100	3,449,311
Square Enix Co. Ltd.	31,200	885,126
Stanley Electric Co. Ltd.	284,900	4,499,821
Sumitomo Electric Industries Ltd.	151,000	1,693,370
Sumitomo Forestry Co. Ltd.	325,000	3,011,695
Sumitomo Mitsui Financial Group, Inc.	882	5,812,282
Sumitomo Rubber Industries Ltd.	240,000	2,413,980
T&D Holdings, Inc.	61,600	2,919,899
Takara Holdings, Inc.	280,000	1,750,545
Teijin Ltd.	691,000	3,152,501
Telewave, Inc.	291	1,335,373
Terumo Corp.	72,800	2,039,397
TIS, Inc.	43,000	1,261,950
Tokyo Tomin Bank Ltd.	36,400	898,306
Toyota Motor Corp.	345,100	13,089,639
Trend Micro, Inc.	43,500	1,559,029
Tsutsumi Jewelry Co. Ltd.	19,900	534,466
USS Co. Ltd.	33,060	2,210,958
TOTAL JAPAN		211,909,862
Common Stocks - continued
	Shares	Value
Korea (South) - 12.0%
Binggrea Co. Ltd.	38,230	$ 1,569,101
Core Logic, Inc.	54,100	1,850,387
Daegu Bank Co. Ltd.	172,810	1,730,972
Daum Communications Corp. (a)	94,338	2,539,835
Doosan Heavy Industries & Construction Co. Ltd.	127,390	2,303,055
Edubox, Inc. (a)	1,263,722	1,062,056
GS Holdings Corp.	40,951	900,418
Hyundai Mipo Dockyard Co. Ltd.	22,070	1,378,162
Hyundai Motor Co.	101,540	7,055,113
INSUN ENT Co. Ltd.	51,900	803,885
Keangnam Enterprises (a)	50,830	491,759
Kia Motors Corp.	214,590	3,292,353
Kookmin Bank	57,800	3,078,375
Korea Investment Holdings Co. Ltd.	29,590	679,532
Kumho Electric Co. Ltd.	38,179	2,093,074
LG Corp.	71,178	1,951,084
LG Electronics, Inc.	30,000	1,952,508
LG Household & Health Care Ltd.	36,340	1,743,667
Lightron Fiber-Optic Devices, Inc.	106,600	955,265
NCsoft Corp. (a)	20,960	1,571,028
NHN Corp. (a)	20,781	2,579,095
Phoenix PDE Co. Ltd.	335,533	1,829,644
S1 Corp.	34,900	1,630,236
Samsung Electronics Co. Ltd.	10,320	5,698,039
SFA Engineering Corp.	158,200	3,903,598
Shinhan Financial Group Co. Ltd.	95,862	2,918,111
Taewoong Co. Ltd.	120,811	1,257,342
TSM Tech Co. Ltd.	163,400	1,995,994
Woori Finance Holdings Co. Ltd.	133,280	1,647,604
Yedang Entertainment Co. Ltd. (a)	133,625	2,043,616
TOTAL KOREA (SOUTH)		64,504,908
Malaysia - 1.4%
Commerce Asset Holding BHD	1,191,700	1,763,481
PLUS Expressways BHD	2,101,400	1,860,191
Public Bank BHD (For. Reg.)	1,177,656	2,323,598
Southern Bank BHD	328,600	301,396
Southern Bank BHD (For. Reg.)	1,733,400	1,478,971
TOTAL MALAYSIA		7,727,637
Philippines - 1.0%
Philippine Long Distance Telephone Co.	92,000	2,662,274
Philippine Long Distance Telephone Co. sponsored ADR	102,200	2,970,954
TOTAL PHILIPPINES		5,633,228
Singapore - 3.0%
Ascendas Real Estate Investment Trust (A-REIT)	1,494,000	2,118,576
CapitaLand Ltd.	1,113,000	1,892,618
Citiraya Industries Ltd. (a)	1,791,000	11

	Shares	Value
Fortune (REIT)	1,250,700	$ 1,069,923
GES International Ltd.	1,104,000	510,789
HTL International Holdings Ltd.	3,177,000	2,538,927
Hyflux Ltd.	153,000	354,863
Keppel Corp. Ltd.	468,000	3,543,218
Mapletree Logistics Trust (REIT)	1,308,000	703,416
Pertama Holdings Ltd.	5,313,000	909,842
Petra Foods Ltd.	1,444,000	919,718
Raffles Education Corp. Ltd.	3,469,000	1,782,181
TOTAL SINGAPORE		16,344,082
Taiwan - 5.3%
Acer, Inc.	1,024,000	1,950,323
Asia Optical Co., Inc.	232,045	1,652,784
Chipbond Technology Corp.	1,431,231	1,666,102
Far EasTone Telecommunications Co. Ltd.	1,380,700	1,698,257
Formosa Petrochemical Corp.	664,694	1,211,758
Holtek Semiconductor, Inc.	1,098,258	1,247,472
Hon Hai Precision Industries Co. Ltd.	392,599	2,205,059
King Yuan Electronics Co. Ltd.	1,251,643	1,044,672
Kinik Co.	236,000	696,078
MediaTek, Inc.	164,000	1,731,597
Optimax Technology Corp.	502,707	1,011,093
Pihsiang Machinery Manufacturing Co.	427,000	857,484
Springsoft, Inc.	954,000	2,092,394
Taiwan Secom Co.	713,000	1,123,081
Tong Yang Industry Co. Ltd.	1,197,000	1,671,368
Tsann Kuen Enterprise Co. Ltd.	1,363,000	2,095,607
United Microelectronics Corp.	3,933,000	2,782,841
Yageo Corp. (a)	4,407,000	1,604,054
TOTAL TAIWAN		28,342,024
Thailand - 1.6%
Advanced Info Service PCL (For. Reg.)	1,045,500	2,535,002
Asia Credit PCL (For. Reg.) (a)	5,887,800	784,475
Bangkok Bank Ltd. PCL (For. Reg.)	520,600	1,324,777
Bumrungrad Hospital PCL (For. Reg.)	505,600	235,473
Italian-Thai Development PCL	2,645,400	533,462
Thai Oil PCL (For. Reg.)	992,000	1,416,973
Total Access Communication PCL (a)	172,000	533,200
True Corp. PCL (a)	4,760,100	1,079,893
True Corp. PCL (For. Reg.) rights 4/30/08 (a)	206,113	0
TOTAL THAILAND		8,443,255
United States of America - 0.3%
ResMed, Inc. CHESS Depositary Interests (a)	207,151	1,376,912
TOTAL COMMON STOCKS (Cost $457,441,313)		532,216,037
Nonconvertible Preferred Stocks - 0.2%
	Shares	Value
Korea (South) - 0.2%
LG Electronics, Inc. (Cost $845,811)	26,450	$ 992,554
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 3.31% (b)	82,098	82,098
Fidelity Securities Lending Cash Central Fund, 3.32% (b)(c)	16,291,799	16,291,799
TOTAL MONEY MARKET FUNDS (Cost $16,373,897)		16,373,897
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $474,661,021)		549,582,488
NET OTHER ASSETS - (2.4)%		(12,762,035)
NET ASSETS - 100%		$ 536,820,453
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $247,586 or 0.0% of net assets.

Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $478,191,484. Net unrealized appreciation aggregated $71,391,004 of which $95,913,509 related to appreciated investment securities and $24,522,505 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Southeast Asia Fund

July 31, 2005

1.804844.101

SEA-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value
Australia - 1.6%
Caltex Australia Ltd.	410,000	$ 5,469,081
ConnectEast Group	5,683,722	3,420,775
DB RREEF Trust unit	636,500	667,379
Seek Ltd.	1,215,300	2,318,508
TOTAL AUSTRALIA		11,875,743
Bermuda - 0.2%
Titan Petrochemicals Group Ltd.	18,000,000	1,690,337
Cayman Islands - 3.9%
China Shineway Pharmaceutical Group Ltd.	3,516,000	1,175,980
Dynasty Fine Wines Group Ltd.	12,440,000	4,600,828
Foxconn International Holdings Ltd.	9,410,000	7,747,247
Hong Kong Economic Time Holdings Ltd.	372,000	81,352
International Entertainment Co. (a)	300,000	279,793
Kingboard Chemical Holdings Ltd.	4,500,500	12,852,617
Kingboard Chemical Holdings Ltd. warrants 12/31/06 (a)	175,000	78,792
New World China Land Ltd. (a)	3,900,000	1,329,500
TOTAL CAYMAN ISLANDS		28,146,109
China - 7.3%
Anhui Conch Cement Co. Ltd. (H Shares)	2,400,000	2,269,219
Anhui Expressway Co. Ltd. (H Shares)	5,800,000	4,029,021
Beijing Capital Land Ltd. (H Shares)	8,800,000	2,348,976
Beijing Media Corp. Ltd. (H Shares)	609,500	1,309,387
China Mengniu Dairy Co. Ltd.	5,500,000	4,139,009
China Resources Land Ltd.	18,060,000	3,833,359
China Shipping Development Co. Ltd. (H Shares)	4,860,000	3,626,119
Dongfang Electrical Machinery Co. Ltd. (H Shares)	3,300,000	3,693,270
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	665,000	6,159
Guangzhou R&F Properties Co. Ltd. (H Shares)	400,000	589,174
Li Ning Co. Ltd.	6,580,000	2,793,300
PetroChina Co. Ltd. (H Shares)	10,480,000	9,351,304
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	1,500,000	2,508,490
Shanghai Electric (Group) Corp. (H Shares)	23,176,000	5,783,863
Shanghai Forte Land Co. Ltd. (H Shares)	11,500,000	3,328,574
Sinopec Zhenhai Refining & Chemical Co. Ltd. (H Shares)	3,058,000	3,265,077
TOTAL CHINA		52,874,301
Hong Kong - 16.8%
BOC Hong Kong Holdings Ltd.	3,300,000	6,664,866
Cheung Kong Holdings Ltd.	579,000	6,245,388
CNOOC Ltd.	11,800,000	8,237,580
Cross-Harbour Holdings Ltd.	2,500,000	2,299,449
Denway Motors Ltd.	3,030,000	1,188,831
Esprit Holdings Ltd.	1,836,000	13,698,672

	Shares	Value
Great Eagle Holdings Ltd.	2,007,000	$ 5,834,903
Hong Kong & China Gas Co. Ltd.	3,480,000	7,252,238
Hong Kong Land Holdings Ltd.	3,320,000	10,823,200
Hutchison Whampoa Ltd.	1,852,000	18,094,499
Jardine Matheson Holdings Ltd.	290,000	5,307,000
Jardine Strategic Holdings Ltd.	437,000	5,069,200
Joyce Boutique Holdings Ltd.	16,000,000	1,461,356
Mandarin Oriental International Ltd.	1,000,000	985,000
Paul Y-ITC Construction Holdings Ltd.	4,000,000	622,620
Solomon Systech Ltd.	10,200,000	3,247,530
Swire Pacific Ltd. (A Shares)	844,000	8,066,945
Techtronic Industries Co. Ltd.	3,460,000	8,590,357
Television Broadcasts Ltd.	1,063,000	6,392,823
YGM Trading Ltd.	1,370,000	2,211,781
TOTAL HONG KONG		122,294,238
Indonesia - 6.7%
PT Bakrie & Brothers Tbk (a)	307,576,000	4,391,712
PT Ciputra Development Tbk (a)	18,000,000	1,101,481
PT Citra Marga Nusaphala Persada Tbk	4,000,000	420,195
PT Energi Mega Persada Tbk	43,000,000	3,464,566
PT Gadjah Tunggal Tbk (a)	17,000,000	1,283,022
PT Hexindo Adiperkasa Tbk	2,696,500	1,485,072
PT Indosat Tbk	5,100,000	3,016,835
PT Jakarta International Hotel & Development Tbk (a)	43,000,000	2,806,737
PT Medco Energi International Tbk	14,166,000	4,623,284
PT Mitra Adiperkasa Tbk	1,029,000	134,332
PT Pabrik Kertas Tjiwi Kimia Tbk (a)	8,700,000	2,795,009
PT Perusahaan Gas Negara Tbk Series B	29,400,000	9,670,087
PT Perushahaan Perkebunan London Sumatra Tbk	6,000,000	1,438,045
PT Telkomunikasi Indonesia Tbk Series B	12,300,000	6,962,279
PT United Tractors Tbk	11,430,500	5,187,744
TOTAL INDONESIA		48,780,400
Korea (South) - 28.0%
Ace Digitech Co. Ltd. rights 8/12/05 (a)	7,198	27,222
ADP Engineering Co. Ltd.	190,000	1,799,180
AmorePacific Corp.	20,000	5,501,811
Cheil Communications, Inc.	20,000	3,908,924
CJ Home Shopping	67,000	6,056,389
Daewoo Heavy Industries & Machinery Ltd.	460,790	4,367,893
Daewoo Securities Co. Ltd. (a)	300,000	3,195,545
DSLCD Co. Ltd.	120,000	972,149
Hanjin Shipping Co. Ltd.	306,450	7,950,993
Hanwha Chemical Corp.	38,000	462,328
Hyundai Department Store Co. Ltd.	62,060	3,299,194
Hyundai Heavy Industries Co. Ltd.	167,000	9,416,500
Hyundai Industrial Development & Construction Co.	71,000	1,949,674
Hyundai Mipo Dockyard Co. Ltd.	104,000	6,494,286
Hyundai Mobis	60,500	4,434,186
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Hyundai Motor Co.	68,948	$ 4,790,585
Kookmin Bank	322,000	17,149,427
Korea Exchange Bank (a)	480,000	4,690,709
Korea Investment Holdings Co. Ltd.	98,000	2,250,563
Kumho Electric Co. Ltd.	30,000	1,644,680
LG Card Co. Ltd. (a)	147,000	5,351,073
LG Electronics, Inc.	41,000	2,668,427
LG Telecom Ltd. (a)	839,701	4,143,938
LG.Philips LCD Co. Ltd.	55,000	2,555,703
LG.Philips LCD Co. Ltd. sponsored ADR	199,500	4,592,490
Meerecompany, Inc.	95,000	1,373,987
NCsoft Corp. (a)	50,000	3,747,681
S-Oil Corp.	98,000	7,489,107
Samsung Electronics Co. Ltd.	86,574	47,800,579
Samsung Electronics Co. Ltd. GDR	8,200	2,261,150
Shinhan Financial Group Co. Ltd.	802,670	24,433,873
Shinsegae Co. Ltd.	11,600	4,120,592
Ssangyong Engineering & Construction Co. Ltd. (a)	100,000	918,597
STX Shipbuilding Co. Ltd.	91,000	1,925,292
TOTAL KOREA (SOUTH)		203,744,727
Malaysia - 2.6%
Bintulu Port Holdings BHD	500,000	626,583
Bursa Malaysia BHD	2,500,000	2,932,942
DRB-Hicom BHD	1,004,500	455,313
KLCC Property Holdings BHD	3,400,000	1,994,401
Kurnia Asia BHD	3,000,000	919,877
Landmarks BHD	852,800	226,246
Lion Corp. BHD (a)	3,000,000	707,906
Lion Industries Corp. BHD	2,500,000	813,225
Malaysian International Shipping Corp. BHD (For. Reg.)	260,000	1,282,496
PLUS Expressways BHD	667,600	590,970
Public Bank BHD (For. Reg.)	3,420,625	6,749,133
Southern Bank BHD (For. Reg.)	1,232,400	1,051,508
Star Publications (Malaysia) BHD	300,000	595,921
TOTAL MALAYSIA		18,946,521
Philippines - 0.5%
Philippine Long Distance Telephone Co.	124,000	3,588,282
Singapore - 8.8%
Ascendas Real Estate Investment Trust (A-REIT)	3,488,000	4,946,180
Chartered Semiconductor Manufacturing Ltd. (a)	4,950,000	3,777,377
City Developments Ltd.	400,000	2,079,015
Cosco Investment (Singapore) Ltd.	4,550,000	6,370,137
CSE Global Ltd.	2,451,000	1,207,643
Hotel Properties Ltd.	1,840,000	1,647,349
Hyflux Ltd.	217,500	504,461

	Shares	Value
Jurong Technologies Industrial Corp. Ltd.	1,535,000	$ 1,660,207
Keppel Corp. Ltd.	1,095,000	8,290,221
Neptune Orient Lines Ltd.	1,310,000	2,833,709
Overseas Union Enterprises Ltd.	190,000	1,084,573
Raffles Holdings Ltd.	5,300,000	2,977,618
Sembcorp Marine Ltd.	2,400,000	3,864,804
Singapore Land Ltd.	790,000	2,753,192
Singapore Petroleum Co. Ltd.	2,640,000	8,090,131
Singapore Telecommunications Ltd.	1,800,000	2,995,944
Starhub Ltd.	1,150,000	1,312,904
STATS ChipPAC Ltd. (a)	5,846,000	4,039,597
The Ascott Group Ltd.	3,200,000	1,076,761
United Test & Assembly Center Ltd. (a)	5,100,000	2,191,077
TOTAL SINGAPORE		63,702,900
Taiwan - 15.5%
Acer, Inc.	3,160,000	6,018,575
Asia Optical Co., Inc.	335,267	2,388,002
AU Optronics Corp.	6,087,900	9,503,390
AU Optronics Corp. sponsored ADR	78,698	1,248,150
Cheng Uei Precision Industries Co. Ltd.	1,452,000	4,382,880
Chi Mei Optoelectronics Corp.	3,765,000	5,534,680
China Steel Corp.	7,035,000	5,893,772
E.Sun Financial Holdings Co. Ltd.	2,955,847	2,411,422
EVA Airways Corp.	4,550,000	2,148,651
Far East Department Stores Co. Ltd.	3,700,000	2,426,420
Far EasTone Telecommunications Co. Ltd.	8,350,000	10,270,474
Formosa Chemicals & Fibre Corp.	463,000	727,841
Formosa Petrochemical Corp.	1,643,183	2,995,574
Formosa Petrochemical Corp. warrants (UBS Warrant Programme) 11/18/05 (a)	1,993,022	3,630,778
Foxconn Technology Co. Ltd.	893,000	4,160,982
Hon Hai Precision Industries Co. Ltd.	1,702,695	9,563,301
King Yuan Electronics Co. Ltd.	7,462,720	6,228,690
KYE Systems Corp.	1,300,000	1,085,033
Nien Made Enterprise Co. Ltd.	1,481,078	1,975,080
Novatek Microelectronics Corp.	1,475,484	6,203,792
Siliconware Precision Industries Co. Ltd.	4,643,296	4,778,792
Taiwan Semiconductor Manufacturing Co. Ltd.	4,591,637	7,664,735
United Microelectronics Corp.	5,900,000	4,174,616
Vanguard International Semiconductor Corp. (a)	3,562,731	3,163,643
Yang Ming Marine Trnsport Corp.	5,368,000	4,396,134
TOTAL TAIWAN		112,975,407
Thailand - 0.8%
Advanced Info Service PCL (For. Reg.)	910,000	2,206,458
Asia Credit PCL (For. Reg.) (a)	6,000,000	799,424
True Corp. PCL (a)	11,200,100	2,540,894
TOTAL THAILAND		5,546,776
Common Stocks - continued
	Shares	Value
United Kingdom - 1.1%
HSBC Holdings PLC (Hong Kong) (Reg.)	476,743	$ 7,722,283
TOTAL COMMON STOCKS (Cost $548,333,315)		681,888,024
Nonconvertible Preferred Stocks - 4.0%

Korea (South) - 4.0%
Hyundai Motor Co.	105,000	4,227,501
Hyundai Motor Co.	302,730	13,460,590
LG Electronics, Inc.	68,000	2,551,746
Samsung Electronics Co. Ltd.	24,000	9,053,068
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $18,288,242)		29,292,905
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 3.31% (b)	13,478,201	13,478,201
Fidelity Securities Lending Cash Central Fund, 3.32% (b)(c)	5,398,726	5,398,726
TOTAL MONEY MARKET FUNDS (Cost $18,876,927)		18,876,927
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $585,498,484)		730,057,856
NET OTHER ASSETS - (0.4)%		(3,016,014)
NET ASSETS - 100%		$ 727,041,842
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $585,988,757. Net unrealized appreciation aggregated $144,069,099, of which $154,752,408 related to appreciated investment securities and $10,683,309 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Worldwide Fund

July 31, 2005

1.804829.101

WLD-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Bermuda - 0.6%
ACE Ltd.	60,000	$ 2,772,600
Cooper Industries Ltd. Class A	12,000	774,960
Foster Wheeler Ltd. (a)	25,000	577,500
Lazard Ltd. Class A	28,600	682,396
PartnerRe Ltd.	25,000	1,620,500
Platinum Underwriters Holdings Ltd.	9,700	336,299
TOTAL BERMUDA		6,764,255
Canada - 1.6%
Alcan, Inc.	207,400	7,012,995
EnCana Corp.	168,200	6,933,519
Inmet Mining Corp. (a)	193,400	2,906,489
Talisman Energy, Inc.	42,400	1,859,318
TOTAL CANADA		18,712,321
Cayman Islands - 0.2%
GlobalSantaFe Corp.	45,000	2,024,550
China - 0.1%
China Mengniu Dairy Co. Ltd.	100,000	75,255
Global Bio-Chem Technology Group Co. Ltd.	2,934,000	1,471,982
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	212,250	1,966
TOTAL CHINA		1,549,203
Denmark - 0.2%
TDC AS	45,800	2,058,302
Finland - 0.9%
Neste Oil Oyj	68,000	1,890,578
Nokia Corp. sponsored ADR	563,000	8,979,850
TOTAL FINLAND		10,870,428
France - 6.7%
Accor SA	74,734	3,805,829
Alcatel SA sponsored ADR (a)	229,700	2,802,340
AXA SA	129,240	3,528,252
BNP Paribas SA	40,220	2,908,937
L'Oreal SA	63,168	4,986,087
Lagardere S.C.A. (Reg.)	45,300	3,270,858
Louis Vuitton Moet Hennessy (LVMH)	49,500	4,114,285
Pernod-Ricard	33,600	5,626,194
Renault SA	22,200	2,034,963
Sanofi-Aventis sponsored ADR	183,300	7,936,890
Thomson SA	42,100	954,565
Total SA Series B	115,924	28,981,000
Vinci SA	25,900	2,097,771
Vivendi Universal SA sponsored ADR	219,500	6,975,710
TOTAL FRANCE		80,023,681
Germany - 4.5%
Allianz AG (Reg.)	206,100	26,236,530
BASF AG	43,776	3,099,341
Deutsche Boerse AG	30,900	2,714,055

	Shares	Value
Deutsche Telekom AG sponsored ADR	134,100	$ 2,652,498
E.ON AG	40,300	3,723,720
GFK AG	32,577	1,284,132
Hypo Real Estate Holding AG	51,200	2,079,680
Infineon Technologies AG sponsored ADR (a)	785,900	7,717,538
SAP AG sponsored ADR	39,700	1,699,954
SolarWorld AG	22,200	2,162,283
TOTAL GERMANY		53,369,731
Hong Kong - 0.9%
ASM Pacific Technology Ltd.	762,500	3,570,418
Esprit Holdings Ltd.	173,500	1,294,510
Hong Kong Exchanges & Clearing Ltd.	550,000	1,708,668
Techtronic Industries Co. Ltd.	185,000	459,311
Television Broadcasts Ltd.	315,000	1,894,393
Wharf Holdings Ltd.	457,000	1,716,631
TOTAL HONG KONG		10,643,931
India - 1.1%
Housing Development Finance Corp. Ltd.	203,053	4,327,497
Infosys Technologies Ltd.	85,295	4,454,131
Satyam Computer Services Ltd.	220,255	2,645,697
State Bank of India	55,300	1,171,039
TOTAL INDIA		12,598,364
Ireland - 0.2%
Allied Irish Banks PLC	31,600	684,298
Ryanair Holdings PLC sponsored ADR (a)	45,700	2,139,217
TOTAL IRELAND		2,823,515
Italy - 0.7%
Banca Intesa Spa	822,800	4,000,556
ENI Spa	156,351	4,421,606
TOTAL ITALY		8,422,162
Japan - 11.0%
Advantest Corp.	59,500	4,762,328
Aeon Co. Ltd.	391,100	6,344,136
Asahi Glass Co. Ltd.	297,000	2,868,442
Canon, Inc.	43,600	2,143,812
Credit Saison Co. Ltd.	46,400	1,547,423
Daiwa Securities Group, Inc.	948,000	5,564,321
Honda Motor Co. Ltd.	75,900	3,911,886
JAFCO Co. Ltd.	36,200	1,957,366
Millea Holdings, Inc.	140	1,831,200
Mitsui & Co. Ltd.	163,000	1,571,364
Mizuho Financial Group, Inc.	1,464	6,600,987
Murata Manufacturing Co. Ltd.	105,300	5,094,331
Nikko Cordial Corp.	3,085,000	13,223,977
Nippon Electric Glass Co. Ltd.	77,000	1,155,907
Nitto Denko Corp.	147,800	8,123,118
Nomura Holdings, Inc.	419,200	4,984,288
ORIX Corp.	26,000	3,842,946
Sega Sammy Holdings, Inc.	46,300	2,861,710
Common Stocks - continued
	Shares	Value
Japan - continued
Sompo Japan Insurance, Inc.	393,000	$ 3,736,200
Sumitomo Mitsui Financial Group, Inc.	1,464	9,647,597
T&D Holdings, Inc.	62,500	2,962,560
Takefuji Corp.	39,210	2,538,564
TDK Corp.	28,700	1,970,421
Tokuyama Corp.	207,000	1,664,174
Tokyo Electron Ltd.	292,300	15,804,919
Toyota Motor Corp.	115,300	4,373,329
USS Co. Ltd.	13,300	889,466
Yahoo! Japan Corp.	3,823	8,227,720
TOTAL JAPAN		130,204,492
Korea (South) - 2.6%
Honam Petrochemical Corp.	88,070	3,915,945
Hyundai Motor Co.	39,431	2,739,710
Kookmin Bank	148,540	7,911,105
LG Electronics, Inc.	36,296	2,362,274
LG.Philips LCD Co. Ltd. sponsored ADR	137,000	3,153,740
Samsung Electronics Co. Ltd.	5,219	2,881,595
Shinhan Financial Group Co. Ltd.	170,506	5,190,330
Shinsegae Co. Ltd.	6,750	2,397,758
TOTAL KOREA (SOUTH)		30,552,457
Marshall Islands - 0.0%
OMI Corp.	25,000	450,750
Netherlands - 4.2%
Aegon NV	202,300	2,899,313
ASML Holding NV (NY Shares) (a)	1,684,214	29,642,167
EADS NV	81,600	2,743,606
ING Groep NV (Certificaten Van Aandelen)	220,500	6,667,920
Koninklijke Philips Electronics NV (NY Shares)	109,200	2,961,504
STMicroelectronics NV (NY Shares)	57,000	983,250
TomTom Group BV	46,500	1,537,517
VNU NV	98,855	2,835,928
TOTAL NETHERLANDS		50,271,205
Netherlands Antilles - 0.2%
Schlumberger Ltd. (NY Shares)	35,000	2,930,900
Norway - 0.1%
Statoil ASA	69,400	1,507,754
Panama - 0.1%
Carnival Corp. unit	11,000	576,400
Philippines - 0.1%
Philippine Long Distance Telephone Co. sponsored ADR	29,200	848,844
Singapore - 0.6%
STATS ChipPAC Ltd. (a)	9,521,000	6,579,030
Spain - 0.2%
Banco Bilbao Vizcaya Argentaria SA	127,500	2,142,000

	Shares	Value
Sweden - 0.4%
Gambro AB (A Shares)	223,800	$ 3,257,243
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	53,300	1,831,388
TOTAL SWEDEN		5,088,631
Switzerland - 5.0%
ABB Ltd. (Reg.) (a)	790,627	5,387,640
Actelion Ltd. (Reg.) (a)	65,809	7,058,717
Alcon, Inc.	13,000	1,489,150
Compagnie Financiere Richemont unit	100,381	3,537,039
Credit Suisse Group (Reg.)	195,246	8,180,807
Nestle SA (Reg.)	34,583	9,488,215
Novartis AG sponsored ADR	103,000	5,017,130
Roche Holding AG (participation certificate)	87,775	11,935,411
The Swatch Group AG (Reg.)	54,993	1,624,032
UBS AG (NY Shares)	71,920	5,894,563
TOTAL SWITZERLAND		59,612,704
Taiwan - 4.8%
Acer, Inc.	1,893,000	3,605,431
Advanced Semiconductor Engineering, Inc.	6,089,000	4,776,436
ASE Test Ltd. (a)	76,900	534,455
AU Optronics Corp.	1,348,330	2,104,782
Chi Mei Optoelectronics Corp.	1,290,000	1,896,345
Chi Mei Optoelectronics Corp. GDR (d)	95,100	1,393,215
Hon Hai Precision Industries Co. Ltd.	294,799	1,655,758
King Yuan Electronics Co. Ltd.	1,269,245	1,059,364
Siliconware Precision Industries Co. Ltd.	4,953,209	5,097,749
Sunplus Technology Co. Ltd.	1,069,000	1,433,943
Taiwan Semiconductor Manufacturing Co. Ltd.	4,911,886	8,199,320
United Microelectronics Corp.	21,326,240	15,089,636
United Microelectronics Corp. sponsored ADR	1,633,100	6,287,435
Yageo Corp. (a)	9,346,000	3,401,745
TOTAL TAIWAN		56,535,614
United Kingdom - 3.9%
3i Group PLC	120,696	1,510,360
Admiral Group PLC	256,700	1,669,303
AstraZeneca PLC sponsored ADR	30,600	1,390,464
BAE Systems PLC	406,900	2,202,653
BHP Billiton PLC	283,270	4,015,250
BP PLC	711,575	7,813,093
HSBC Holdings PLC (United Kingdom) (Reg.)	251,020	4,066,022
ITV PLC	1,115,149	2,351,916
Man Group PLC	179,999	5,143,969
O2 PLC	875,200	2,141,954
Reckitt Benckiser PLC	24,200	727,309
Reuters Group PLC	252,200	1,714,285
Rio Tinto PLC (Reg.)	51,162	1,696,660
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Smiths Group PLC	125,000	$ 2,105,765
Standard Chartered PLC (United Kingdom)	81,700	1,593,869
Tesco PLC	181,900	1,040,618
Vodafone Group PLC sponsored ADR	123,200	3,182,256
Xstrata PLC	86,200	1,833,160
TOTAL UNITED KINGDOM		46,198,906
United States of America - 48.5%
3M Co.	20,000	1,500,000
99 Cents Only Stores (a)	45,000	552,150
AES Corp. (a)	50,000	802,500
Affiliated Computer Services, Inc. Class A (a)	30,000	1,499,100
Agilent Technologies, Inc. (a)	150,000	3,936,000
AirTran Holdings, Inc. (a)	55,000	629,200
Akamai Technologies, Inc. (a)	40,000	610,800
Alcoa, Inc.	65,000	1,823,250
Alkermes, Inc. (a)	40,000	620,000
Allergan, Inc.	20,000	1,787,400
ALLTEL Corp.	20,000	1,330,000
Altria Group, Inc.	75,000	5,022,000
AMBAC Financial Group, Inc.	8,000	574,720
Amerada Hess Corp.	11,000	1,296,460
American International Group, Inc.	365,000	21,973,000
American Tower Corp. Class A (a)	75,000	1,723,500
Amgen, Inc. (a)	75,000	5,981,250
Amkor Technology, Inc. (a)	5,000	23,300
Amphenol Corp. Class A	20,000	890,800
Analog Devices, Inc.	60,000	2,352,000
Anteon International Corp. (a)	25,000	1,173,750
Apartment Investment & Management Co. Class A	20,000	880,000
Apollo Group, Inc. Class A (a)	8,000	601,200
Applied Materials, Inc.	30,000	553,800
Ashland, Inc.	8,000	491,600
Avaya, Inc. (a)	75,000	774,750
Avnet, Inc. (a)	15,000	392,700
Bank of America Corp.	164,974	7,192,866
Baxter International, Inc.	300,000	11,781,000
BEA Systems, Inc. (a)	80,000	724,800
Bear Stearns Companies, Inc.	8,000	816,880
Biogen Idec, Inc. (a)	25,000	982,250
BioMarin Pharmaceutical, Inc. (a)	140,000	1,190,000
BJ Services Co.	45,000	2,744,550
Burlington Resources, Inc.	27,000	1,730,970
Cabot Microelectronics Corp. (a)	40,000	1,202,800
Capital One Financial Corp.	11,000	907,500
Centex Corp.	15,000	1,109,700
Cephalon, Inc. (a)	120,000	5,028,000
Ceridian Corp. (a)	50,000	1,046,500
Chevron Corp.	65,000	3,770,650
Cisco Systems, Inc. (a)	65,000	1,244,750

	Shares	Value
Citigroup, Inc.	15,000	$ 652,500
Clear Channel Communications, Inc.	40,000	1,305,600
CMS Energy Corp. (a)	115,000	1,821,600
Coca-Cola Enterprises, Inc.	100,000	2,350,000
Colgate-Palmolive Co.	110,000	5,823,400
Comverse Technology, Inc. (a)	65,000	1,643,850
CONMED Corp. (a)	15,000	451,650
ConocoPhillips	20,000	1,251,800
Cooper Companies, Inc.	20,000	1,374,000
Corn Products International, Inc.	45,000	1,083,150
Covad Communications Group, Inc. (a)	1,000,000	1,350,000
Crown Holdings, Inc. (a)	40,000	631,600
Cytec Industries, Inc.	10,000	453,800
Dade Behring Holdings, Inc.	11,000	833,800
Dell, Inc. (a)	140,000	5,665,800
Delphi Corp.	125,000	662,500
Digital Realty Trust, Inc.	9,700	183,718
Doral Financial Corp.	60,000	925,800
Dow Chemical Co.	35,000	1,678,250
Dycom Industries, Inc. (a)	25,000	610,000
E.I. du Pont de Nemours & Co.	150,000	6,402,000
Eastman Kodak Co.	210,000	5,615,400
eBay, Inc. (a)	147,000	6,141,660
EchoStar Communications Corp. Class A	20,000	574,400
Ecolab, Inc.	45,000	1,511,100
EGL, Inc. (a)	40,000	805,200
El Paso Corp.	70,000	840,000
Electronic Arts, Inc. (a)	20,000	1,152,000
Eli Lilly & Co.	30,000	1,689,600
EMC Corp. (a)	155,000	2,121,950
Encore Acquisition Co. (a)	30,000	946,200
ENSCO International, Inc.	23,000	928,740
Entergy Corp.	18,000	1,402,920
Exxon Mobil Corp.	140,000	8,225,000
Fannie Mae	90,000	5,027,400
Federated Department Stores, Inc.	15,000	1,138,050
Ferro Corp.	45,000	1,012,500
Fluor Corp.	40,000	2,552,000
Freddie Mac	35,000	2,214,800
Freeport-McMoRan Copper & Gold, Inc. Class B	37,000	1,490,360
Freescale Semiconductor, Inc. Class A	170,000	4,338,400
Genentech, Inc. (a)	24,000	2,143,920
General Electric Co.	760,000	26,220,000
General Growth Properties, Inc.	10,000	459,800
Georgia Gulf Corp.	15,000	475,950
Gillette Co.	75,000	4,025,250
Google, Inc. Class A (sub. vtg.)	14,500	4,172,520
Grant Prideco, Inc. (a)	60,000	1,926,000
Guidant Corp.	10,000	688,000
Halliburton Co.	145,000	8,127,250
Hartford Financial Services Group, Inc.	35,000	2,819,950
Hewlett-Packard Co.	170,000	4,185,400
Hexcel Corp. (a)	40,000	691,200
Common Stocks - continued
	Shares	Value
United States of America - continued
Hilb Rogal & Hobbs Co.	35,000	$ 1,186,150
Home Depot, Inc.	130,000	5,656,300
Honeywell International, Inc.	502,300	19,730,344
IAC/InterActiveCorp (a)	44,100	1,177,470
Intel Corp.	500,000	13,570,000
International Business Machines Corp.	30,000	2,503,800
Interstate Bakeries Corp. (a)	50,000	485,000
Investors Financial Services Corp.	20,000	688,400
ITC Holdings Corp.	2,100	58,800
ITT Industries, Inc.	25,000	2,660,000
Jacobs Engineering Group, Inc. (a)	25,000	1,472,000
JCPenney Co., Inc.	20,000	1,122,800
Johnson & Johnson	83,000	5,308,680
JPMorgan Chase & Co.	190,000	6,676,600
Juniper Networks, Inc. (a)	80,000	1,919,200
KB Home	12,000	982,920
KKR Financial Corp.	3,800	93,024
Kohl's Corp. (a)	30,000	1,690,500
Kroger Co. (a)	50,000	992,500
Lam Research Corp. (a)	45,000	1,280,250
Lamar Advertising Co. Class A (a)	104,000	4,577,040
Leap Wireless International, Inc. (a)	15,000	465,750
Lear Corp.	65,000	2,780,050
Lehman Brothers Holdings, Inc.	15,000	1,576,950
Lockheed Martin Corp.	15,000	936,000
Lyondell Chemical Co.	190,000	5,308,600
Maidenform Brands, Inc.	4,500	82,125
Marathon Oil Corp.	1,891	110,359
Martin Marietta Materials, Inc.	10,000	726,900
Masco Corp.	50,000	1,695,500
MasTec, Inc. (a)	88,800	870,240
Maxim Integrated Products, Inc.	43,000	1,800,410
Maxtor Corp. (a)	140,000	826,000
MBNA Corp.	10,000	251,600
McDonald's Corp.	35,000	1,090,950
McKesson Corp.	20,000	900,000
MedImmune, Inc. (a)	100,000	2,841,000
Medtronic, Inc.	70,000	3,775,800
Merrill Lynch & Co., Inc.	40,000	2,351,200
MetLife, Inc.	40,000	1,965,600
Micron Technology, Inc. (a)	50,000	594,000
Microsoft Corp.	685,000	17,542,850
Monsanto Co.	55,000	3,705,350
Morgan Stanley	80,000	4,244,000
Motorola, Inc.	87,500	1,853,250
National Oilwell Varco, Inc. (a)	130,904	6,852,824
National Semiconductor Corp.	50,000	1,235,500
NAVTEQ Corp.	44,472	1,955,434
Newmont Mining Corp.	65,000	2,440,750
News Corp.:
Class A	40,800	668,304
Class B	267,400	4,636,716

	Shares	Value
Nextel Communications, Inc. Class A (a)	220,000	$ 7,656,000
Nordstrom, Inc.	30,000	1,110,300
Norfolk Southern Corp.	90,000	3,348,900
Northwest Airlines Corp. (a)	130,000	604,500
NTL, Inc. (a)	35,000	2,332,050
Nuveen Investments, Inc. Class A	20,000	760,000
Occidental Petroleum Corp.	30,000	2,468,400
Omnicom Group, Inc.	10,000	848,700
Oracle Corp. (a)	170,000	2,308,600
Owens-Illinois, Inc. (a)	105,000	2,693,250
Packaging Corp. of America	65,000	1,381,250
Palm, Inc. (a)	30,000	856,200
PalmSource, Inc. (a)	22,000	171,600
PepsiCo, Inc.	60,000	3,271,800
PerkinElmer, Inc.	45,000	944,100
Pfizer, Inc.	305,001	8,082,527
PG&E Corp.	45,000	1,693,350
PMC-Sierra, Inc. (a)	93,300	917,139
Praxair, Inc.	37,000	1,827,430
Precision Castparts Corp.	8,000	719,840
Pride International, Inc. (a)	125,000	3,252,500
Procter & Gamble Co.	50,000	2,781,500
QUALCOMM, Inc.	5,000	197,450
Raytheon Co.	50,000	1,966,500
Robert Half International, Inc.	80,000	2,711,200
Rohm & Haas Co.	25,000	1,151,500
Safeway, Inc.	95,000	2,308,500
SBC Communications, Inc.	280,000	6,846,000
Schering-Plough Corp.	350,000	7,287,000
Service Corp. International (SCI)	190,000	1,647,300
Siebel Systems, Inc.	135,000	1,134,000
Sierra Health Services, Inc. (a)	8,500	573,240
Smith International, Inc.	25,000	1,698,500
Smurfit-Stone Container Corp. (a)	225,000	2,729,250
Southwest Airlines Co.	100,000	1,419,000
Sovereign Bancorp, Inc.	50,000	1,199,500
SPX Corp.	2,000	97,760
State Street Corp.	20,000	994,800
Symantec Corp. (a)	95,000	2,087,150
Symbol Technologies, Inc.	175,000	2,037,000
Synthes, Inc.	31,459	3,413,379
Telewest Global, Inc. (a)	105,000	2,345,700
The Boeing Co.	45,000	2,970,450
The Chubb Corp.	10,000	888,200
The Coca-Cola Co.	130,000	5,688,800
The Reader's Digest Association, Inc. (non-vtg.)	30,000	487,200
Thermo Electron Corp. (a)	30,000	895,800
Time Warner, Inc. (a)	100,000	1,702,000
Toll Brothers, Inc. (a)	19,000	1,052,980
TradeStation Group, Inc. (a)	75,000	719,250
Transocean, Inc. (a)	30,000	1,692,900
Trimble Navigation Ltd. (a)	8,000	311,680
TXU Corp.	400	34,656
Common Stocks - continued
	Shares	Value
United States of America - continued
Tyco International Ltd.	435,000	$ 13,254,450
Tyson Foods, Inc. Class A	80,000	1,491,200
UnitedHealth Group, Inc.	100,000	5,230,000
Univision Communications, Inc. Class A (a)	180,300	5,098,884
Valero Energy Corp.	45,000	3,725,100
Varian, Inc. (a)	10,000	374,700
Verizon Communications, Inc.	40,000	1,369,200
Viacom, Inc. Class B (non-vtg.)	30,000	1,004,700
Vishay Intertechnology, Inc. (a)	75,000	1,051,500
Wachovia Corp.	55,009	2,771,353
Wal-Mart Stores, Inc.	155,000	7,649,250
Walgreen Co.	35,000	1,675,100
Walt Disney Co.	110,000	2,820,400
Waters Corp. (a)	90,000	4,075,200
Watsco, Inc.	25,000	1,184,000
Weatherford International Ltd. (a)	54,999	3,480,337
WESCO International, Inc. (a)	45,000	1,532,700
Western Digital Corp. (a)	65,000	974,350
Wyeth	120,000	5,490,000
Xerox Corp. (a)	50,000	660,500
Yahoo!, Inc. (a)	150,000	5,001,000
York International Corp.	20,000	854,600
TOTAL UNITED STATES OF AMERICA		575,089,079
TOTAL COMMON STOCKS (Cost $1,017,322,629)		1,178,449,209
Money Market Funds - 1.3%

Fidelity Cash Central Fund, 3.31% (b)	10,245,105	10,245,105
Fidelity Securities Lending Cash Central Fund, 3.32% (b)(c)	5,422,800	5,422,800
TOTAL MONEY MARKET FUNDS (Cost $15,667,905)		15,667,905
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,032,990,534)		1,194,117,114
NET OTHER ASSETS - (0.7)%		(7,813,547)
NET ASSETS - 100%		$ 1,186,303,567
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,393,215 or 0.1% of net assets.

Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,036,686,584. Net unrealized appreciation aggregated $157,430,530, of which $182,785,592 related to appreciated investment securities and $25,355,062 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 20, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	September 20, 2005